Registration No. 33-11158

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                     POST-EFFECTIVE AMENDMENT NO. 19


                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

                     OF SECURITIES OF UNIT INVESTMENT TRUST

                            REGISTERED ON FORM N-8B-2



ALLIANZ LIFE VARIABLE ACCOUNT A

-------------------------------
(Exact Name of Trust)


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

-----------------------------------------------
(Name of Depositor)


5701 Golden Hills Drive, Minneapolis, MN                55416-1297
-----------------------------------------------      ----------
(Address of Depositor's Principal Executive Offices) (Zip Code)


Name and Address of Agent for Service
-------------------------------------
Stewart D. Gregg
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN  55416-1297


Title and amount of Securities being Registered:

    Individual Flexible Premium Variable Life Insurance Policies


It is proposed that this filing will become effective:

     ___  immediately  upon filing  pursuant to paragraph(b) of Rule 485
     _X_  on November 5, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule  485
     ___  on (date) pursuant  to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

    [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                    CROSS REFERENCE TO ITEMS REQUIRED

                            BY FORM N-8B-2

N-8B-2 ITEM                           CAPTION ON PROSPECTUS
-----------                           ---------------------
1                                     The Company, The Separate Account
2                                     The Company
3                                     Not Applicable
4                                     Distributors
5                                     The Variable Account
6(a)                                  Not Applicable
 (b)                                  Not Applicable
9                                     Not Applicable
10                                    Purchases
11                                    Investment Choices
12                                    Investment Choices
13                                    Expenses
14                                    Purchases
15                                    The Separate Account
16                                    Investment Choices
17                                    Policy Account, Transfers
18                                    Purchases
19                                    Not Applicable
20                                    Not Applicable
21                                    Not Applicable
22                                    Not Applicable
23                                    Not Applicable
24                                    Not Applicable
25                                    The Company
26                                    The Company
27                                    The Company
28                                    The Company
29                                    The Company
30                                    The Company
31                                    Not Applicable
32                                    Not Applicable
33                                    Not Applicable
34                                    Not Applicable
35                                    The Company
37                                    Not Applicable
38                                    Distributors
39                                    Distributor
40                                    Not Applicable
41(a)                                 Distributor
42                                    Not Applicable
43                                    Not Applicable
44                                    Purchases
45                                    Not Applicable
46                                    Policy Account, Transfers
47                                    Not Applicable
48                                    Not Applicable
49                                    Not Applicable
50                                    Not Applicable
51                                    The Company
52                                    Investment Choices
53                                    Taxes, Federal Tax Status
54                                    Financial Statements
55                                    Not Applicable


                 Flexible Premium Variable Life Insurance Policy
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT a
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------



This prospectus describes the Allianz ValueLife Flexible Premium Variable Life Insurance Policy offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life.

The policy is a variable benefit policy. We have designed the policy for use in estate and retirement planning and other insurance needs of individuals.


You, the policyowner, have a number of investment choices in the policy. These investment choices include a fixed account (which is part of our general account) as well as investment options. Each investment option is listed below. When you buy a policy and allocate to the investment options you are subject to investment risk. This means that the value of your Policy Account may increase and decrease depending upon the investment performance of the investment option(s) you select. Under some circumstances, the death benefit and the duration of the policy will also increase and decrease depending upon investment performance.



ALLIANCE CAPITAL
USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund

AZOA (ALLIANZ OF AMERICA, INC.)
AZOA Diversified Assets Fund*
AZOA Fixed Income Fund*
AZOA Global Opportunities Fund
AZOA Growth Fund*
AZOA Money Market Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Growth  Securities Fund
Templeton International  Securities Fund
USAZ Templeton Developed Markets Fund

PIMCO
PIMCO VIT High Yield Bond Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Bond Portfolio
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund
USAZ PIMCO Value Fund

PRUDENTIAL
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

USAZ
USAZ American Growth Fund*/**
USAZ Growth Fund*/**

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund*
USAZ Van Kampen Comstock Fund*
USAZ Van Kampen  Growth and Income  Fund*
USAZ Van  Kampen  Growth  Fund*
Van Kampen LIT Emerging Growth Portfolio

*The investment option name has changed as of the date of this prospectus as follows:

CURRENT NAME                               PREVIOUS NAME
--------------------------------------------------------------------------------
AZOA Diversified Assets Fund               USAllianz VIP Diversified Assets Fund
AZOA Fixed Income Fund                     USAllianz VIP Fixed Income Fund
AZOA Growth Fund                           USAllianz VIP Growth Fund
USAZ American Growth Fund                  USAllianz American Growth Fund
USAZ Growth Fund                           USAllianz Strategic Growth Fund
USAZ Van Kampen Aggressive Growth Fund     USAllianz Aggressive Growth Fund
USAZ Van Kampen Comstock Fund              USAllianz Comstock Fund
USAZ Van Kampen Growth and Income Fund     USAllianz Growth and Income Fund
USAZ Van Kampen Growth Fund                USAllianz Capital Growth Fund

**This Investment Option is sub-advised by Van Kampen Asset Management Inc. (Van Kampen) pursuant to an interim portfolio management agreement. This agreement is for a period of up to 150 days commencing October 8, 2001. The service of Van Kampen or an alternate portfolio manager beyond 150 days will be subject to the approval of the Board and investment adviser of the Investment Option, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Allianz ValueLife Flexible Premium Variable Life Insurance Policy. The Securities and Exchange
Commission (SEC) maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the SEC.

THE POLICY:

O IS NOT A BANK DEPOSIT

O IS NOT FEDERALLY INSURED

O IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

THE  POLICY  IS  SUBJECT  TO  INVESTMENT  RISK.  YOU MAY BE  SUBJECT  TO LOSS OF
PRINCIPAL.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the policies. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Date: November 5, 2001

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SPECIAL TERMS                                         4

SUMMARY                                               5

The Variable Life Insurance Policy                    5

Purchases                                             5
Investment Choices                                    5
Expenses                                              5
Death Benefit                                         6
Taxes                                                 7
Access to Your Money                                  7
Other Information                                     7
Inquiries                                             8

PART I
THE VARIABLE LIFE INSURANCE POLICY                    9
PURCHASES                                             9
Premiums                                              9
Application For a Policy                              9
Tax-Free Section 1035 Exchanges                       9
Planned Periodic Premiums                             9
Unscheduled Premiums                                  9
Grace Period                                         10
Reinstatement                                        10
Allocation of Premium                                11
Policy Account                                       11
Method of Determining your Policy Account
   Allocated to an investment option                 11
Your Cash Value, Net Cash Value                      11
Our Right to Reject or Return a Premium Payment      12

INVESTMENT OPTIONS                                   12
Substitution and Limitation on Further Investments   14
Transfers                                            14
Excessive Trading                                    15
Dollar Cost Averaging                                15

EXPENSES                                             15
Mortality and Expense Risk Charge                    15
Administrative Charges                               15
Insurance Risk Charges                               16
Charges for Additional Benefit Riders                16
Surrender Charges                                    17
Partial Surrender Fee                                17
Premium Fee                                          17
Transfer Fee                                         17
Income Tax Charge                                    17
Investment Option Annual Expenses                    18

DEATH BENEFIT                                        20
Change in Death Benefit                              20
Change in Face Amount of Insurance                   20
Guaranteed Death Benefit Rider                       21
Accelerated Death Benefit Rider                      21

TAXES                                                22
Life Insurance in General                            22
Taking Money Out of Your Policy                      22
Diversification                                      22

ACCESS TO YOUR MONEY                                 22
Policy Loans                                         22
Loan Interest Charged                                23
Loan Limit                                           23
Security                                             23
Restrictions on Making Loans                         23
Repaying Policy Debt                                 23
Partial Surrenders                                   24
Full Surrenders                                      24

OTHER INFORMATION                                    24
Illustration of Policy Values                        24
Performance                                          25
Specialized Uses of the Policy                       25
The Company                                          25
The Separate Account                                 25
Distributor                                          26
Suspension of Payments or Transfers                  26
Ownership                                            26

PART II
Executive Officers And Directors                     28
Voting                                               28
Disregard of Voting Instructions                     29
Legal Opinions                                       29
Our Right to Contest                                 29
Federal Tax Status                                   29
Reports to Owners                                    32
Legal Proceedings                                    32
Experts                                              32
Financial Statements                                 32
Privacy Notice                                       33
APPENDIX A - Illustration of Policy Values          A-1
APPENDIX B - Performance                            B-1

SPECIAL TERMS
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policy, certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition. For the remainder, we believe that you will find an adequate discussion in the text. The page indicated below is where we believe you will find the best explanation for the word or term. These words or terms are in italics on the indicated page.

ANNUAL GUARANTEED COVERAGE PREMIUM. Your Annual Guaranteed Coverage Premium is equal to twelve times the Guaranteed Coverage Premium.

CASH VALUE. Your Policy Account minus the surrender charge.

FACE AMOUNT OF INSURANCE. The amount of coverage chosen by you. This amount is used to determine the death benefit. The minimum Face Amount of Insurance is $100,000.

GUARANTEED COVERAGE PREMIUM. Your Guaranteed Coverage Premium is a monthly target premium amount which will vary by the issue age, sex and underwriting classification of the insured as well as the amount and type of coverage. There is a distinct Guaranteed Coverage Premium for the base policy and for each rider attached to the base policy.

INSURANCE RISK AMOUNT. The excess of the death benefit over the value of your Policy Account.


NET CASH VALUE. The Cash Value of your policy minus any Policy Debt you may have outstanding.

POLICY ACCOUNT. The sum of any amounts you may have in the fixed account and in the investment options you have selected.


POLICY DEBT. The total of any outstanding loans you have made on your policy, including interest paid in advance for the current policy year.

SURRENDER CHARGE PREMIUM. The Surrender Charge Premium is equal to the Annual Guaranteed Coverage Premium for a base policy death benefit coverage on a person insured as a standard risk. The Surrender Charge Premium will vary with the issue age, sex and smoking clarification of the insured as well as the face amount of the base policy.


TOTAL GUARANTEED COVERAGE PREMIUM. The Total Guaranteed Coverage Premium is the sum of the Guaranteed Coverage Premium of the base policy and the Guaranteed Coverage Premium of any riders attached to the base policy. During the first 10 years after the policy is issued the Total Guaranteed Coverage Premium is used in the Calculation of the Minimum Required Premium to keep the policy in force regardless of investment option performance.

                                                  Page
beneficiary, contingent beneficiary                 26
business day                                        11
insured                                             20
issue date                                          10
maturity benefit                                    27
maturity date                                       27
monthly anniversary                                 10
owner                                               26
policy month                                        10
policy year, policy anniversary                     10
reallocation date                                    7

The Prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this Prospectus which discuss the topics in more detail. Part II contains even more detailed information.


SUMMARY


1. THE VARIABLE LIFE
     INSURANCE POLICY
--------------------------------------------------------------------------------



The Allianz ValueLife variable life insurance policy is a policy between you, the owner, and us, an insurance company. The policy provides for the payment of a death benefit to your selected beneficiary upon the death of the insured. This death benefit is distributed free from federal income taxes. The policy can be used as part of your estate planning or used to save for retirement. The insured is the person you chose to have his or her life insured under the policy. You, the owner, can also be the insured, but you do not have to be.


The policy described in this prospectus is a flexible premium variable life insurance policy. The policy is "flexible" because:

o the frequency and amount of premium payments can vary;

o you can choose between death benefit options; and

o you can increase or decrease the amount of insurance coverage, all within the same policy of insurance.


The policy is "variable" because the Policy Account, when allocated to the investment options, may increase or decrease depending upon the investment results of the selected investment options. Under certain circumstances, the death benefit and the duration of your policy may also vary.


During the life of the insured, you can surrender the policy for all or part of its Net Cash Value. You may also obtain a policy loan, using the Policy Account as security.


THERE MAY BE DIFFERENCES IN YOUR POLICY (SUCH AS DIFFERENCES IN FEES, CHARGES AND BENEFITS) BECAUSE OF REQUIREMENTS OF THE STATE WHERE WE ISSUED YOUR POLICY. WE WILL INCLUDE ANY SUCH DIFFERENCES IN YOUR POLICY.


We make available a number of riders to meet a variety of your estate planning needs. See the "Death Benefit" section for a description of the guaranteed death benefit rider and the accelerated benefit rider.


2. PURCHASES
--------------------------------------------------------------------------------


You purchase the policy by completing the proper forms. Your registered representative can help you complete the forms. In some circumstances, we may contact you for additional information regarding the insured. We may require the insured to provide us with medical records, physicians' statements or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the face amount you request. The policy is designed for the payment of subsequent premiums. You can establish planned periodic premiums. The minimum subsequent premium that we accept is $25 ($50 in Maryland).


3. INVESTMENT CHOICES
--------------------------------------------------------------------------------



You can put your money in the fixed account or in investment options. The investment options available under the policy are described fully in Part I and in the investment option prospectuses.



4. EXPENSES
--------------------------------------------------------------------------------



We make certain deductions from your premiums, your Policy Account and from the investment options. These deductions are made for premium fees, mortality and expense risks, administrative expenses, sales charges and for providing life insurance protection. There are also operating expenses of the investment options. These deductions are summarized as follows:


CHARGE FOR PREMIUM FEES. This charge is for state and local premium taxes (in states which charge a premium tax). It is also used to pay for other expenses associated with premium collection. The charge is deducted from each premium payment. The charge is equal to 2.5% of each premium payment and approximates our average expenses associated with premium collection.

MORTALITY AND EXPENSE RISK CHARGE. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of your average daily Policy Account value and is deducted each business day. The current risk charge is 0.60%.

ADMINISTRATIVE CHARGES. These charges are equal to:

1) .15%, on an annual basis, of your average Policy Account value and is deducted each business day; plus

2) $20 per policy month for the first policy year, and $9 per policy month guaranteed thereafter. Currently, the charge is $5 per policy month after the first policy year. These amounts are deducted from your Policy Account on the monthly anniversary date. This part of the charge will be waived if the Policy Account is equal to or greater than 15% of the initial Face Amount plus the requested Face Amount increases.

CHARGES FOR ADDITIONAL BENEFIT RIDERS. The amount of the charge, if any, each policy month for additional benefit riders is determined in accordance with the rider and is shown on the coverage page of your policy.

INSURANCE RISK CHARGE. On each monthly anniversary date, we deduct from your Policy Account the cost of insurance for the next policy month. This charge provides death benefit protection.

SURRENDER CHARGES. A surrender charge may be deducted in the event you make a full or partial surrender of your Policy Account. The surrender charges contain: a deferred administrative expense and a deferred sales load. The deferred administrative expense is $5.00 per $1,000 of Face Amount of Insurance for the first 3 policy years, then grades to zero over policy years 4 through 13. The deferred sales load is the lesser of 30% of the Surrender Charge Premium, plus 5% of all premiums over the Surrender Charge Premium (SCP), or the following percentage of SCP:

             YEARS           % OF SCP
             ------------------------
               1-8              65%
                9               60%
               10               55%
               11               44%
               12               33%
               13               22%
               14               11%
               15               0%

The SCP is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit for a life insured at standard risk. The SCP will vary with the issue age, sex, and smoking classification of the insured, and the face amount of the base policy.

PARTIAL SURRENDER FEE. If you surrender only a portion of the Net Cash Value at any time during the insured's lifetime, there is an administrative fee assessed. The fee is currently equal to the lesser of $25 or 2% of the partial surrender amount you take out of the policy.

You may make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.


TRANSFER FEE. You may transfer values from one investment option to another, or to or from the fixed account. The first 12 transfers in a policy year are free. The fee for each additional transfer is the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not currently counted.

OTHER EXPENSES. There are deductions from and operating expenses paid out of the assets of the investment options.



5. DEATH BENEFIT
--------------------------------------------------------------------------------


The amount of the death benefit depends on:

o the Face Amount of Insurance of your policy;

o the death benefit option in effect at the time of death; and

o under some circumstances, the value of your Policy Account.

There are two death benefit options: Option A and Option B. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or your Policy Account multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount of Insurance in effect plus the Policy Account or the Policy Account multiplied by the applicable factor. Under this option, the amount of the death benefit is variable.

Under certain circumstances you can change death benefit options. You can also change the Face Amount of Insurance under certain circumstances.

At the time of application for a policy, you designate a beneficiary. The beneficiary is the person or persons who will receive the death proceeds. You can change your beneficiary unless you have designated an irrevocable beneficiary. The beneficiary does not have to be a natural person.


6. TAXES
--------------------------------------------------------------------------------


Your policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the policy should be excludable from the gross income of your beneficiary. Any earnings in your policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------



You can terminate your policy at any time and we will pay you the Net Cash Value. At any time during the insured's life and before your policy has terminated, you may surrender a part of your Net Cash Value subject to the requirements of the policy. When you terminate your policy or make a partial surrender, a surrender charge may be assessed. Also, when you make a partial surrender we assess a partial surrender fee of $25 or 2% of the partial surrender amount, whichever is less. Once each policy year, on a non-cumulative basis, you may make a free partial surrender up to 10% of your unloaned policy value.

You can also borrow some of your policy value.



8. OTHER INFORMATION
--------------------------------------------------------------------------------



FREE LOOK. You can cancel the policy within 20 days after you receive it (or whatever period is required in your state) or the 45th day after you sign your application. We will refund all premiums paid less any Policy Debt. During the underwriting process, we will allocate your initial net premium to the AZOA Money Market Fund until the reallocation date, which occurs 30 days after the policy is released to an active status in our processing system. After that, we will invest your Policy Account value and any subsequent premiums as you requested.


PURCHASING CONSIDERATIONS. The policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the investment options.


The policy offers the following to individuals:

o create or conserve one's estate;

o supplement retirement income; and


o access to investment options through loans and surrenders.


If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the policy described in this prospectus is appropriate.

Also, you should carefully consider whether the policy should be used to replace an existing policy on the life of the insured.



ADDITIONAL FEATURES. The following additional features are offered:


 o You can arrange to have a regular amount of money automatically transferred from the AZOA Money Market Fund or the Franklin U.S. Government Fund to selected investment options each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.


 o If the insured becomes terminally ill, we will pay you a portion of the death benefit. We call this feature the accelerated death benefit rider.

 o If you pay a certain required premium, we guarantee that the policy will not lapse even if your Policy Account value is not sufficient to cover the monthly deductions. We call this feature the guaranteed minimum death benefit rider.

 o We also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.


PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. SEE "PRIVACY NOTICE."




9. INQUIRIES
--------------------------------------------------------------------------------


If you need more information about buying a policy, please contact us at:


          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, Minnesota 55416
          (800) 542-5427


If you need policyowner service (such as changes in policy information, inquiry into Policy Account values, or to make a loan), please contact us at our service center:

          Allianz Life ValueLife Service Center
          300 Berwyn Park
          P.O.Box 3031
          Berwyn, Pennsylvania 19312-0031
          (800) 336-0320

PART I

1. THE VARIABLE LIFE
   INSURANCE POLICY
--------------------------------------------------------------------------------


The Allianz ValueLife variable life insurance policy is a contract between you, the owner, and us, an insurance company. This kind of policy is most commonly used for retirement planning and/or estate planning.


The policy provides for life insurance coverage on the insured. It has Policy Account values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the policy is a variable life insurance policy, the value of your policy will increase or decrease depending upon the investment experience of the investment option(s) you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying investment options. To the extent you select any of the investment options, you bear the investment risk. If your Net Cash Value is insufficient to pay the monthly deductions, the policy may terminate. However, if you have paid the Guaranteed Coverage Premium and have not taken out a loan, your policy will not lapse even if your Net Cash Value is insufficient to pay the monthly deductions.


Because the policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named beneficiary. When the insured dies, the death proceeds are paid to your beneficiary. These proceeds should be excludable from the gross income of the beneficiary, however estate taxes may apply. The tax-free death proceeds makes this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the policy or make a total or partial surrender.


2. PURCHASES
--------------------------------------------------------------------------------


PREMIUMS

We will issue you your policy only after you pay the initial premium. Before we send out the policy, the application must be in good order as determined by our administrative rules and be approved for issue by underwriting.

The policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

APPLICATION FOR A POLICY

In order to purchase a policy, you must submit an application to us that requests information about the proposed insured. In some cases, we will ask for additional information. We may request that the insured provide us with medical records, a physician's statement or possibly require other medical tests.


TAX-FREE SECTION 1035 EXCHANGE

You generally can exchange one life insurance policy for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus: you might have to pay a surrender charge on your old policy; there will be a new surrender charge period for the new policy; other charges under the new policy may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine that the exchange is in your best interest.



PLANNED PERIODIC PREMIUMS

The policy is designed to allow you to make subsequent premium payments. You can elect to make planned periodic premium payments. Planned periodic premiums may be paid annually, semi-annually, quarterly or monthly. You select the planned periodic premium and payment interval at the time of application. You may change the amount and frequency of premiums. We have the right to limit the amount of any increase. Each premium after the initial premium must be at least $25 ($50 in Maryland). Except in Maryland, we may increase this minimum amount 90 days after we send you a written notice to that effect.

UNSCHEDULED PREMIUMS

You can make additional unscheduled premium payments at any time while the policy is in force. However, in order to preserve the favorable tax status of the policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the U.S. tax laws.

GRACE PERIOD

When a policy is about to terminate, under some circumstances, the policy provides a grace period in order for you to make a premium payment or a loan repayment in order to keep your policy in force.

During the first 10 policy years (5 years in Massachusetts), a grace period will begin on your monthly anniversary date when:

o your Net Cash Value is not large enough to cover the monthly deduction made on that date; and

o your adjusted premium payments are less than your accumulated Guaranteed Coverage Premiums.

Your adjusted premium payments as of the monthly anniversary date equal:

o    the total of your premium payments received by us; minus

o    any partial surrenders you have made to date; minus

o    any Policy Debt.

Your accumulated Guaranteed Coverage Premiums as of the monthly anniversary date equal:

o    the total Guaranteed Coverage Premium; multiplied by

o one plus the number of months the policy has been in force as of that monthly anniversary date.

If you have not had the same total Guaranteed Coverage Premium in effect every month, your accumulated Guaranteed Coverage Premiums will be based on the different premiums that were in effect and the number of months for which each applied.

During the first 10 policy years (5 years in Massachusetts), the premium payment that you need to make to keep your policy from terminating at the end of the grace period is the lesser of:

o    three monthly deductions; or

o the accumulated Guaranteed Coverage Premiums for the monthly anniversary date when the grace period began minus adjusted premium payments as of that date.

After the first 10 policy years (5 years in Massachusetts), a grace period will begin on the monthly anniversary date when your Net Cash Value is not large enough to cover the monthly deductions to be made on that date.


After the first 10 policy years (5 years in Massachusetts), the premium required to keep the policy from terminating at the end of a grace period equals three monthly deductions.


When your policy is in a grace period, we will continue the policy for 61 days. If your insured dies during a grace period, we will deduct the premium that would have been required to keep your policy from terminating from the amount we would otherwise pay out.

Your policy will terminate without value at the end of a grace period unless we receive a premium payment during the grace period large enough to keep your policy from terminating at the end of that grace period.

We will notify you in writing at least 31 days before a grace period ends. This notice will show how much must be paid to keep the policy from terminating. We send notices to the last address you have given us.

Your first policy year starts on the day the coverage is effective under your policy. We call that date the issue date. Future policy years start on the same day and month in each subsequent year. We call that date a policy anniversary. Your first policy month starts on the issue date. Future policy months start on the same day in each subsequent month. We call that date a monthly anniversary.

REINSTATEMENT

If your policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your policy you must:

o submit an application for reinstatement;

o submit proof satisfactory to us that the insured is still insurable at the risk classification that applies for the latest Face Amount of Insurance portion then in effect;

o pay or agree to reinstatement of any Policy Debt; and

o pay the premium required to reinstate the policy.

The premium required to reinstate the policy equals the total of the following amounts:

o the amounts that would have been required for the policy to continue in force without entering into a grace period for each month during the grace period; and

o the amount that will be required for the policy to continue in force without entering a grace period for the next 3 months after the reinstatement date.

The reinstatement date is the monthly anniversary date on or following the day we approve the application for reinstatement. The Policy Account on the reinstatement date is equal to the Policy Account on the monthly anniversary date when the grace period ended. The surrender charge on the reinstatement date is equal to the surrender charge on the monthly anniversary date when the grace period ended.

The policy may not be reinstated after:

o it has been surrendered for its Net Cash Value;

o the insured's death; or

o the maturity date.


ALLOCATION OF PREMIUM


Your premium is allocated to the fixed account or one or more of the investment options, as selected by you. Prior to the reallocation date, the initial premium is allocated to the AZOA Money Market Fund.

On the reallocation date, the Policy Account is allocated to the fixed account and/or the investment options in accordance with your selections. This allocation is not subject to the transfer fee provision (see "transfer fee"). However, we reserve the right to limit the number of investment choices (the investment options and the fixed account) that you may invest in at any one time. Currently, you may invest in a maximum of 10 investment choices (which include the fixed account and any investment option you select) at any one time throughout the life of the policy.


POLICY ACCOUNT

On the issue date, the value of your Policy Account is:

o your initial premium less the charge for premium fees, less the initial insurance risk charge and less the initial charge for any additional benefit riders; minus

o the monthly deduction for the first policy month.


After the reallocation date the Policy Account equals the sum of the policy amounts in the fixed account and in the investment options you have selected.


METHOD OF DETERMINING YOUR POLICY ACCOUNT ALLOCATED TO AN INVESTMENT OPTION

The value of your policy will go up or down depending upon the investment performance of the investment option(s) you choose and the charges and deductions made against your Policy Account. In order to keep track of the value of your Policy Account, we use a unit of measure we call a valuation unit. (A valuation unit works like a share of a mutual fund.)

Every business day we determine the value of the valuation unit for each investment option by multiplying the Accumulation Unit Value for the previous period by a factor for the current period. The factor is determined by:

o dividing the value of an investment option at the end of the current period by the value of an investment option for the previous period; and


o multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a valuation unit may go up or down from day to day.


When you make a premium payment, we credit your policy with valuation units. The number of valuation units credited is determined by dividing the amount of premiums allocated to the investment option by the value of the valuation unit for that investment option.


When we assess any charges we do so by deducting valuation units from your policy. When you take a loan we reduce the number of the valuation units in your policy and transfer the amount to the fixed account.

Our business day is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time.

YOUR CASH VALUE, NET CASH VALUE

Your Cash Value equals:

o your Policy Account; minus

o the surrender charges.

Your Net Cash Value equals:

o the Cash Value; minus

o any Policy Debt you may have incurred.

During your insured's life, you may:

o take loans based on the Cash Value;

o make partial surrenders; or

o surrender the policy for its Net Cash Value.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make a distribution to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your policy to become a Modified Endowment Contract (MEC), we will contact you prior to applying the premium to your policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.



3. INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The policy offers the investment options listed in the table that follows. The policy also offers a fixed account of Allianz Life. Additional investment options may be available in the future. PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING INVESTMENT OPTION PROSPECTUSES CAREFULLY BEFORE INVESTING. The investment options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow. The operation of the investment options and the various risks associated with the investment options are described in the investment option prospectuses.


Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your policy.


The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar investment options will be comparable even though the investment options have the same investment advisers.

We offer other variable policies that may invest in the same investment options. These policies may have different charges and may offer different benefits more suitable to your needs. For more information about these policies, please contact us at the USAllianz Service Center.

Investment advisers and sub-advisers for each investment option are listed in the following table. Certain advisers have retained one or more subadvisers to help them manage the Investment Options.



AVAILABLE INVESTMENT OPTIONS                         INVESTMENT ADVISERS                  INVESTMENT SUB-ADVISERS
------------------------------------------------------------------------------------------------------------------------------------

ALLIANCE CAPITAL
USAZ Alliance Capital Growth and Income Fund         USAllianz Advisers, LLC                    Alliance Capital Management
USAZ Alliance Capital Large Cap Growth Fund          USAllianz Advisers, LLC                    Alliance Capital Management
USAZ Alliance Capital Technology Fund                USAllianz Advisers, LLC                    Alliance Capital Management


AZOA (ALLIANZ OF AMERICA, INC.)
AZOA Diversified Assets Fund                         Allianz of America, Inc.
AZOA Fixed Income Fund                               Allianz of America, Inc.
AZOA Global Opportunities Fund                       Allianz of America, Inc.
AZOA Growth Fund                                     Allianz of America, Inc.
AZOA Money Market Fund                               Allianz of America, Inc.

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund       Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund           Franklin Advisers, Inc.
Franklin High Income Fund                            Franklin Advisers, Inc.
Franklin Income Securities Fund                      Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund            Franklin Advisers, Inc.
Franklin Real Estate Fund                            Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund            Franklin Advisory Services, Inc.
Franklin S&P 500 Index Fund                          Franklin Advisers, Inc.
Franklin Small Cap Fund                              Franklin Advisers, Inc.
Franklin U.S. Government Fund                        Franklin Advisers, Inc.
Franklin Value Securities Fund                       Franklin Advisory Services, Inc.
Franklin Zero Coupon Fund 2005                       Franklin Advisers, Inc.
Franklin Zero Coupon Fund 2010                       Franklin Advisers, Inc.
Mutual Discovery Securities Fund
(capital appreciation)                               Franklin Mutual Advisers, Inc.
Mutual Shares Securities Fund
(capital appreciation with income
as secondary goal)                                   Franklin Mutual Advisers, Inc.
Templeton Developing Markets Securities Fund         Templeton Asset Management Ltd.
Templeton Growth Securities Fund                     Templeton Global Advisors, Limited
Templeton International Securities Fund              Templeton Investment Counsel, LLC
USAZ Templeton Developed Markets Fund                USAllianz Advisers, LLC                    Templeton Investment Counsel, LLC

PIMCO
PIMCO VIT High Yield Bond Portfolio                  Pacific Investment Management Company LLC
PIMCO VIT StocksPLUS Growth and Income Portfolio     Pacific Investment Management Company LLC
PIMCO VIT Total Return Bond Portfolio                Pacific Investment  Management Company LLC
USAZ PIMCO  Growth and Income  Fund                  USAllianz Advisers, LLC                    PIMCO Advisors L.P.
USAZ PIMCO Renaissance Fund                          USAllianz Advisers, LLC                    PIMCO Advisors L.P.
USAZ PIMCO Value Fund                                USAllianz Advisers, LLC                    PIMCO Advisors L.P.

PRUDENTIAL
SP Jennison International Growth Portfolio           Prudential Investments Fund Management LLC Jennison Associates, LLC
SP Strategic Partners Focused Growth Portfolio       Prudential Investments Fund Management LLC Jennison Associates, LLC

USAZ
USAZ American Growth Fund*                           USAllianz Advisers, LLC                    Van Kampen Asset Management Inc.
USAZ Growth Fund*                                    USAllianz Advisers, LLC                    Van Kampen Asset Management Inc.


VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund               USAllianz Advisers, LLC                    Van Kampen Investment Advisory Corp.
USAZ Van Kampen Comstock Fund                        USAllianz Advisers, LLC                    Van Kampen Asset Management Inc.
USAZ Van Kampen Growth and Income Fund               USAllianz Advisers, LLC                    Van Kampen Asset Management Inc.
USAZ Van Kampen Growth Fund                          USAllianz Advisers, LLC                    Van Kampen Investment Advisory Corp.
Van Kampen LIT Emerging Growth Portfolio             Van Kampen Asset Management, Inc.

*This Investment Option is sub-advised by Van Kampen Asset Management Inc. (Van Kampen) pursuant to an interim portfolio management agreement. This agreement is for a period of up to 150 days commencing October 8, 2001. The service of Van Kampen or an alternate portfolio manager beyond 150 days will be subject to the approval of the Board and investment adviser of the Investment Option, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with Allianz Life. Certain investment options may also be sold directly to qualified plans. The investment options believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangement under which it is reimbursed by the investment options' advisers, distributors and/or affiliates for the administrative services, which it provides to the investment options. The amount of the compensation usually is based on the aggregate assets of the investment options from policies that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the policy for providing distribution and shareholder support services to some investment options. Because 12b-1 fees are paid out of an investment option's assets on an ongoing basis, over time they will increase the cost of an investment in investment option shares.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another investment option for one of the investment options you have selected. Substitutions may be made with respect to existing investments, the investment of future premium payments, or both. New or substitute investment options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an investment option if marketing or tax considerations or investment considerations warrant. We also may close investment options to allocations of purchase payments or contract value, or both, at any time and at our sole discretion. The funds which sell shares of the investment options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.


TRANSFERS


At your request, we will transfer amounts from your Policy Account in any investment option to another investment option, or to the fixed account. The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500) or the total value in that investment option. You may transfer on any policy anniversary an amount from the unloaned value in the fixed account to one or more investment options.


However, transfers out of the fixed account can be made only if:

o we receive the request at least 30 days before that policy anniversary; and

o the amount requested is not more than the greater of 25% of the unloaned value in the fixed account on that anniversary or the minimum transfer amount.

We will not transfer more than the unloaned value from the fixed account. The minimum amount that we will transfer from the fixed account on any policy anniversary is the lesser of the minimum transfer amount, currently $500, or the unloaned value in the fixed account on that date.

You can make 12 transfers in a policy year without charge. We may charge a transfer fee for additional transfers in a policy year. The current transfer fee is the lesser of $25 or 2% of the amount transferred. You may tell us how much of the transfer fee is to come from the unloaned value in the fixed account and from the values in each of the investment options. If you do not tell us, we will make a deduction proportionally based on the relation the unloaned values in the fixed account and the value in the investment options have to the total unloaned value in the Policy Account.

We have not designed this policy or the underlying investment options for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. Such activity may be disruptive to an investment option.

You may elect to make transfers by telephone. To elect this option, you must do so in writing. If there are joint owners, the instructions will be accepted from either one of the joint owners unless you inform us otherwise. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone transfer privilege at any time and for any reason.


EXCESSIVE TRADING

Excessive trading activity can disrupt investment option management strategy, impact performance and increase expenses, which are borne by all policy owners who allocated premium payments or made transfers to the investment option, regardless of their transfer activity. We may impose other restrictions on transfers including prohibiting them for any policy owner who, in our view, has abused, or appears likely to abuse the transfer privilege. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple policy owners, the result can be simultaneous transfers involving large amounts of policy value. Such transfers can disrupt the orderly management of the investment options, can result in higher costs to policy owners, and generally are not compatible with the long-range goals of policy owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the investment options and the management of the investment options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of policy owners.


DOLLAR COST AVERAGING


Dollar Cost Averaging is a program which enables you to transfer specified dollar amounts each month or quarter from the AZOA Money Market Fund or the Franklin U.S. Government Fund to other investment options at regular intervals. By allocating on a regularly scheduled basis, you may be less susceptible to the impact of market fluctuations.


Dollar Cost Averaging may be selected for a period of 12 to 36 months. The minimum amount that can be transferred is $500 (monthly) or $1,500 (quarterly). All dollar cost averaging transfers are made effective the 10th of the month (or the next business day if the 10th of the month is not a business day). You can elect to participate in this program at any time by:

o properly completing the Dollar Cost Averaging election form;

o returning it to us by the first of the month (to be effective that month); and


o insuring that sufficient value is in either the AZOA Money Market Fund or the Franklin U.S. Government Fund.


Dollar Cost Averaging will terminate when any of the following occurs:

1) the number of designated transfers has been completed;


2) you do not have enough money in the AZOA Money Market Fund or the Franklin U.S. Government Fund to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);


3) you request termination in writing and the writing is received by the first of the month; or

4) your policy is terminated.


There is no current charge for Dollar Cost Averaging but we reserve the right to charge for this program in the future. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.



4. EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. The charges and expenses are:

MORTALITY AND EXPENSE RISK CHARGE


We deduct a mortality and expense risk charge from each investment option each business day. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of your average daily Policy Account value. The current risk charge is equal to 0.60%.


This risk charge compensates us for assuming the mortality and expense risks under the policy. The mortality risk assumed by us is that the insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We are responsible for the administration of the policy. We expect to profit from this charge.

ADMINISTRATIVE CHARGES


We deduct administrative charges from each investment option each business day and from your Policy Account on each monthly anniversary date. The charge is equal, on an annual basis, to 0.15% of your average daily Policy Account value. There is also a policy charge which is equal to $20 per policy month for the first policy year. Thereafter, it is guaranteed to not exceed $9 per policy month. Currently, the charge is $5 per policy month after the first policy year. This part of the charge will be waived if the Policy Account is equal to or greater than 15% of the initial face amount plus the requested face amount increases.


The charges reimburse us for expenses incurred in the administration of the policies. Such expenses include: confirmations, annual account statements, maintenance of policy records, maintenance of variable account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policy owner servicing and all accounting, valuation, regulatory and updating requirements.


INSURANCE RISK CHARGES

This charge compensates us for the insurance coverage we provide in the month following the charge. The insurance risk charge for each policy month equals the total of the insurance risk charges for the policy month for each Face Amount of Insurance portion then in effect. To determine the insurance risk charge for a Face Amount of Insurance portion for a policy month, we multiply:

o the Insurance Risk Amount for the Face Amount of Insurance portion for that month; by

o the cost of insurance rate that applies to the Face Amount of Insurance portion for that month.

The Insurance Risk Amount for a Face Amount of Insurance portion for a policy month equals the excess of:

o the death benefit associated with that Face Amount of Insurance portion; over

o the value of the Policy Account at the beginning of the policy month, before the monthly deduction for the month is subtracted.

The cost of insurance rate for a Face Amount of Insurance portion for a policy month equals the sum of:

o the standard cost of insurance rate for that month from the table of our standard cost of insurance rates; and

o an additional rate for any extra mortality risk classification that applies for the Face Amount of Insurance portion.

The additional rate for an extra mortality risk classification for any policy month equals the amount of extra mortality that the risk classification represents for that month.

The total cost of insurance rate for a policy month will be uniform for all Face Amount of Insurance portions that:

o are in the same Face Amount band, sex, and risk classification;

o take effect when the insureds are the same age; and

o have been in force the same length of time.

We may change our standard cost of insurance rates from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all Face Amount portions in the same risk classification.

The declared standard cost of insurance rates for each policy month will not be more than the amount shown in the table contained in your policy. The table is based on the insured's age at his or her last birthday at the beginning of each year (attained age), the insured's sex and whether or not the insured has qualified for the non-smoker classification. For the initial Face Amount of Insurance, the insured's attained age is determined at the beginning of each policy year. For each Face Amount increase, attained age is determined at the beginning of each policy year measured from the date the increase took effect.

Since the mortality tables used with the policy distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.


CHARGES FOR ADDITIONAL BENEFIT RIDERS

The amount of the charge, if any, each policy month for additional benefit riders is determined in accordance with the rider and is shown on the coverage page of your policy.


SURRENDER CHARGES



A surrender charge may be deducted if you make a full or partial surrender. The surrender charge consists of 2 parts: a deferred administrative expense and a deferred sales load. The maximum surrender charge varies by issue age, face amount, sex, smoking status, and policy duration. This charge will never exceed the sum of the deferred administrative expense and the deferred sales load, assuming the Surrender Charge Premium (SCP) is paid yearly during the first 15 years.


The deferred administrative expense is $5.00 per $1,000 of Face Amount of Insurance for the first 3 policy years. The charge then grades down to zero over policy years 4 through 13.

The deferred  sales load is the lesser of 30% of the  Surrender  Charge  Premium
(SCP), plus 5% of all premiums over the SCP, or the following percentage of SCP.

             YEARS           % OF SCP
             ------------------------
               1-8              65%
                9               60%
               10               55%
               11               44%
               12               33%
               13               22%
               14               11%
               15               0%

The SCP is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The SCP varies with the issue age, sex, and smoking classification of the insured as well as the Face Amount of the base policy. The SCP will not exceed the amount shown in the following table.

            ISSUE AGE       PER $1,000
            --------------------------
              0-29            $    6
              30-39            $  11
              40-49            $  21
              50-59            $  40
              60-69            $  75
              70-80            $150

For some higher issue ages, the Standard Non-Forfeiture Law of the state where the policy is delivered may limit surrender charges to amounts less than those defined above.

The surrender charge may also be deducted in the event of a decrease in Face Amount.

The surrender charge at any time during the first policy year equals the surrender charge at the end of the year. The surrender charge during any subsequent policy year is calculated based on end of year surrender charges and the portion of the year that has been completed.

When the policy terminates, your Policy Account may be less than the surrender charge. If this happens, you will not have to pay the difference. If the policy is reinstated, the surrender charge will also be reinstated.


PARTIAL SURRENDER FEE


If you surrender only a portion of your Net Cash Value at any time during the insured's lifetime, there is an administrative fee assessed. This fee is currently equal to the lesser of $25 or 2% of the partial surrender amount. You can make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.


PREMIUM FEE


This fee is used to pay for premium taxes charged by some states and other governmental entities (e.g., municipalities). Allianz Life is responsible for the payment of these taxes and will make a deduction from the value of the policy for them. This fee is also used to pay for other expenses associated with premium collection. The charge is equal to 2.5% of each premium payment.



TRANSFER FEE



You may transfer values from one investment option to another, or to or from the fixed account. The first 12 transfers in a policy year are currently free. The fee for each additional transfer is currently the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not currently counted nor is the transfer of the initial premium at the end of the free look period counted when we determine transfer fees.




INCOME TAX CHARGE


We do not currently assess any charge for income taxes. We reserve the right to assess a charge for such taxes against the investment options or your Policy Account if we determine that such taxes will be incurred.



INVESTMENT OPTION ANNUAL EXPENSES

(As a percentage of the investment options' average daily net assets for the most recent fiscal year). See the accompanying investment option prospectuses for more information.*

                                                                                                            TOTAL INVESTMENT OPTION
                                                                                                OTHER EXPENSES     EXPENSES
                                                                                                (AFTER WAIVERS/ (AFTER WAIVERS/
                                                                 MANAGEMENT          12B-1      REIMBURSEMENTS  REIMBURSEMENTS
INVESTMENT OPTION                                                   FEES            FEES**         AS NOTED)       AS NOTED)
------------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund1                      .85%              .25%            --             1.10%
USAZ Alliance Capital Large Cap Growth Fund1                       .85%              .25%            --             1.10%
USAZ Alliance Capital Technology Fund1                            1.00%              .25%            --             1.25%
AZOA Diversified Assets Fund2                                      .55%              .25%           .20%            1.00%
AZOA Fixed Income Fund2                                            .50%              .25%             --             .75%
AZOA Global Opportunities Fund2                                    .95%              .25%           .31%            1.51%
AZOA Growth Fund2                                                  .65%              .25%             --             .90%
AZOA Money Market Fund2                                            .35%              .25%           .30%             .90%
Franklin Global Communications Securities Fund -Class 13           .48%               --            .04%             .52%
Franklin Growth and Income Securities Fund -Class 13               .48%               --            .02%             .50%
Franklin High Income Fund -Class 13                                .55%               --            .02%             .57%
Franklin Income Securities Fund -Class 13                          .49%               --            .01%             .50%
Franklin Large Cap Growth Securities Fund -Class 13                .75%               --            .03%             .78%
Franklin Real Estate Fund -Class 13                                .58%               --            .02%             .60%
Franklin Rising Dividends Securities Fund -Class 13                .75%               --            .03%             .78%
Franklin S&P 500 Index Fund -Class 14                              .14%               --            .18%             .32%
Franklin Small Cap Fund -Class 15/6                                .49%               --            .28%             .77%
Franklin U.S. Government Fund -Class 13                            .51%               --            .01%             .52%
Franklin Value Securities Fund -Class 15                           .58%               --            .26%             .84%
Franklin Zero Coupon Fund 2005 -Class 13                           .63%               --            .03%             .66%
Franklin Zero Coupon Fund 2010 -Class 13                           .63%               --            .02%             .65%
Mutual Discovery Securities Fund -Class 1                          .80%               --            .22%            1.02%
Mutual Shares Securities Fund -Class 1                             .60%               --            .20%             .80%
Templeton Developing Markets Securities Fund -Class 1             1.25%               --            .31%            1.56%
Templeton Growth Securities Fund -Class 13                         .81%               --            .07%             .88%
Templeton International Securities Fund -Class 1                   .67%               --            .20%             .87%
USAZ Templeton Developed Markets Fund1                             .88%              .25%           .12%            1.25%
PIMCO VIT High Yield Bond Portfolio - Admin. Class8                .25%                -            .50%             .75%
PIMCO VIT StocksPLUS Growth and Income Portfolio - Admin. Class8   .40%                -            .25%             .65%
PIMCO VIT Total Return Bond Portfolio - Admin. Class8              .25%                -            .40%             .65%
USAZ PIMCO Growth and Income Fund1                                 .75%              .25%           .10%            1.10%
USAZ PIMCO Renaissance Fund1                                       .75%              .25%           .10%            1.10%
USAZ PIMCO Value Fund1                                             .75%              .25%           .10%            1.10%
SP Jennison International Growth Portfolio -Class 27               .85%              .25%           .54%            1.64%
SP Strategic Partners Focused Growth Portfolio -Class 27           .90%              .25%           .26%            1.41%
USAZ American Growth Fund1                                         .75%              .25%           .10%            1.10%
USAZ Growth Fund1                                                  .85%              .25%            --             1.10%
USAZ Van Kampen Aggressive Growth Fund1                            .80%              .25%           .20%            1.25%
USAZ Van Kampen Comstock Fund1                                     .68%              .25%           .27%            1.20%
USAZ Van Kampen Growth and Income Fund1                            .68%              .25%           .17%            1.10%
USAZ Van Kampen Growth Fund1                                       .75%              .25%           .20%            1.20%
Van Kampen LIT Emerging Growth Portfolio -Class 2                  .69%              .25%           .06%            1.00%
------------------------------------------------------------------------------------------------------------------------------------

* The fee and expense information regarding the investment options was provided by the Investment Advisers, and Allianz Life has not independently verified such information. Some of the investment options may pay service fees, which vary by investment option. Except for the AZOA Funds, USAZ Funds and PIMCO VIT Portfolios, neither the investment options nor their Advisers are affiliated with Allianz Life.

** The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Policies. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

1. The USAZ Alger American Growth Fund, USAZ Alger Growth Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth Fund, and the USAZ Van Kampen Growth and Income Fund commenced operations as of May 1, 2001. The USAZ Alliance Capital Technology Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Growth and Income Fund, USAZ PIMCO Growth and Income Fund, USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund, and the USAZ Templeton Developed Markets Fund commenced operations as of the date of this prospectus. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total fund expenses would be estimated as follows: USAZ Alger American Growth Fund 1.50%, USAZ Alger Growth Fund 1.60%, USAZ Alliance Capital Growth and Income Fund 1.75%, USAZ Alliance Capital Large Cap Growth Fund 1.75%, USAZ Alliance Capital Technology Fund 1.75%, USAZ PIMCO Growth and Income Fund 1.50%, USAZ PIMCO Renaissance Fund 1.50%, USAZ PIMCO Value Fund 1.50%, USAZ Templeton Developed Markets Fund 1.63%, USAZ Van Kampen Aggressive Growth Fund 1.55%, USAZ Van Kampen Comstock Fund 1.43%, USAZ Van Kampen Growth and Income Fund 1.43%, and the USAZ Van Kampen Growth Fund 1.50%.

2. Certain expenses of the AZOA Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total Investment Option expenses would have been 1.79% for the Diversified Assets Fund, 1.76% for the Fixed Income Fund, 2.62% for the Global Opportunities Fund, 1.99% for the Growth Fund, and 1.51% for the Money Market Fund. The AZOA Global Opportunities Fund and the AZOA Money Market Fund commenced operations on February 1, 2000. The expenses shown for these Investment Option's are therefore estimated for the current fiscal year. There is no assurance that AZOA will continue this policy in the future.

3. The investment option administration fee is paid indirectly through the management fee.

4. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Investment Option so that total annual investment option operating expenses does not exceed 0.55%, of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. The manager also has agreed in advance to make estimated reductions of 0.01% of their fees to reflect reduced services resulting from the Investment Option s' investment in a Franklin Templeton money fund. The manager is required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fee if the Investment Option's invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Option operating expense is estimated to be 0.33%.

5. For the Franklin Small Cap and Franklin Value Securities Funds, the managers have agreed in advance to make estimated reductions of 0.04% and 0.02%, respectively, of their fees to reflect reduced services resulting from the Investment Option's investment in a Franklin Templeton money fund. These reductions are required by the Investment Option's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, the total annual Investment Option operating expenses are estimated to be 0.81% and 0.86%, respectively.

6. Total annual investment option operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Investment Option's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

7. Because this is the expense reimbursements are voluntary and may be terminated at any time. Without reimbursement, other and total operating estimated expenses would have been 0.45% and 1.70%, respectively for the SP Jennison International Growth Portfolio, and 0.85% and 2. first year of operation for all "SP" Portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" Portfolio has expense reimbursements in effect, and the table shows total expenses with these expense reimbursements. These estimated 15%, respectively for the SP Strategic Partners Focused Growth Portfolio.

8. "Other Expenses" reflect a 0.35% administrative fee and a 0.15% service fee for the PIMCO High Yield Bond Portfolio, a 0.10% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO StocksPLUS Growth and Income Portfolio, and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the Total Return Bond Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO High Yield, StocksPLUS Growth and Income and Total Return Bond Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75%, 0.66% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

5. DEATH BENEFIT
--------------------------------------------------------------------------------


The amount of the death benefit depends on the total Face Amount of Insurance, your Policy Account on the date of the insured's death and the death benefit option (Option A or Option B) in effect at that time. The insured is the person whose life is covered by the policy. The insured is named on the coverage page of the policy. The actual amount we pay the beneficiary will be reduced by any outstanding Policy Debt.

The total Face Amount is the sum of all of the Face Amount portions. The initial Face Amount and each Face Amount increase still in effect are Face Amount portions. The initial Face Amount and the death benefit option in effect on the issue date (the date when the insured's life is covered under the policy) are shown on the coverage page of your policy.

OPTION A. The amount of the death benefit under Option A is the greater of:

o the total Face Amount at the beginning of the policy month when the death occurs; or

o the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

OPTION B. The amount of the death benefit under Option B is the greater of:

o the total Face Amount at the beginning of the policy month when the death occurs plus the Policy Account on the date of death; or

o the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

CHANGE IN DEATH BENEFIT

You may change the death benefit option after your policy has been in force for at least one year, subject to the following requirements:

o you must request the change in writing;

o once you have changed the death benefit option, it cannot be changed again for the next 3 years;

o if you want to change death benefit Option A to Option B, you must submit proof satisfactory to us that the insured is still insurable at the risk classification that applies for the initial Face Amount. The Face Amount will not change; and

o if you want to change death benefit Option B to Option A, the Face Amount will be increased by an amount equal to the Policy Account on the date of the change. The risk classification for the last Face Amount portion to go into effect which is still in force will apply to the Face Amount increase. This increase will not result in any increase in premiums, expense charges or surrender charges.

Any change in a death benefit option will take effect on the monthly anniversary date on or following the date we approve the request for the change.

CHANGE IN FACE AMOUNT OF INSURANCE

You may change the Face Amount of Insurance of your policy on any monthly anniversary date after your policy has been in force at least one year. Once the Face Amount has been changed, it cannot be changed again for the next 12 months.

Face Amount Increases. To increase the Face Amount of Insurance you must:

o submit an application for the increase;

o submit proof satisfactory to us that the insured is an insurable risk; and

o pay any additional premium which is required.

The Face Amount of your policy can only be increased before your insured reaches age 81. Each Face Amount increase must be at least as large as the minimum Face Amount increase (currently $25,000). A Face Amount increase will take effect on the monthly anniversary date on or following the day we approve the application for the increase.

The risk classification that applies for any Face Amount increase may be different from the risk classification that applies for the initial Face Amount.

The following changes will be made to reflect the increase:

o The Guaranteed Coverage Premium will be increased.

o The monthly administrative charge will increase to $20 per month for the 12 months following the increase.

o Additional surrender charges equal to the Face Amount increase (in $1,000's) multiplied by the surrender charge factors will apply for 13 years following the increase.

We will furnish a revised coverage page of your policy that shows:

o the risk classification and the amount of the increase; and

o the values for the changes described above.

Face Amount Decreases. You must request in writing any decrease in Face Amount of Insurance. The decrease will take effect on the later of:

o the monthly anniversary date on or following the day we receive your request for the decrease; or

o the monthly anniversary date one year after the last change you made in Face Amount.

A Face Amount decrease will be used to reduce any previous Face Amount increases which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount. We will not permit a Face Amount decrease that would reduce the initial Face Amount below the minimum Face Amount, currently $100,000.

The Guaranteed Coverage Premium will be reduced to reflect the Face Amount decrease. The new Guaranteed Coverage Premium will be shown on a revised coverage page of your policy.

We will deduct a charge from the Policy Account when the Face Amount is decreased. The maximum charge we will deduct each time the Face Amount is decreased is the lesser of:

o the total of the current surrender charge for the amount of each Face Amount portion reduced; or

o the Policy Account when the decrease is made.

The charge will be deducted for each Face Amount portion reduced, starting with the charge for the first Face Amount portion reduced, and continuing in the same order in which the reductions are made until the charge is completely deducted.

Future surrender charges will be reduced proportionately for any charges deducted. After the Face Amount is decreased, the surrender charges for each Face Amount portion for which a charge is deducted will be equal to the surrender charges shown for that Face Amount portion on the coverage page of your policy, or in the revised coverage page, multiplied by the ratio of:

o the amount of the surrender charge in effect for the Face Amount portion at the time the charge is deducted minus the amount of the charge deducted for the Face Amount portion; divided by

o the amount of the surrender charge in effect for the Face Amount portion at the time the charge is deducted.

GUARANTEED DEATH BENEFIT RIDER


You can elect a Guaranteed Death Benefit Rider. This rider provides that the policy will remain in force to attained age 95 for death benefit Option A policies and to attained age 80 for death benefit Option B policies, regardless of the performance of the underlying investment options, so long as you pay the minimum required premium. The premium required is significantly higher than the minimum premium required to issue the policy and to keep it in force. There is an additional charge for this benefit, currently $0.01 per $1,000 of Face Amount per policy month. A policy cannot have both the Guaranteed Death Benefit Rider and any of the following riders:


o Insured Term Rider

o Spouse Term Rider

ACCELERATED DEATH BENEFIT RIDER

You can elect the Accelerated Benefit Rider. This rider provides that you may elect to receive some of the death benefit proceeds of the policy if the insured is suffering from a terminal illness, as defined in the rider. Receipt of an accelerated death benefit amount may be taxable. You should contact your personal tax or financial adviser for specific information.

Death benefits, Cash Values, if any, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider.

There is an administrative charge for this benefit which is guaranteed not to exceed the lesser of $1,000 or 2% of the benefit. This limit may vary depending on the state in which the policy was purchased. The current administrative charge is $150.

The receipt of an  accelerated  death benefit  amount may  adversely  affect the
recipient's   eligibility   for  Medicaid  or  other   government   benefits  or
entitlements.


6. TAXES
--------------------------------------------------------------------------------


NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.


LIFE INSURANCE IN GENERAL

Life insurance, such as this policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured. However, estate taxes may apply.

TAKING MONEY OUT OF YOUR POLICY

You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs either as a surrender or as a loan. If your policy is a MEC, any loans or surrenders from the policy will be treated as first coming from earnings and then from your investment in the policy. Consequently, these distributed earnings are included in taxable income.

The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

1) paid on or after the taxpayer reaches age 591/2;

2) paid if the taxpayer becomes totally disabled (as that term is defined in the
   Code); or

3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

If your policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the policy and to that extent will not be included in taxable income. Furthermore any loan will be treated as indebtedness under the policy and not as a taxable distribution. See "Federal Tax Status" in Part II for more details including an explanation of whether your policy is a MEC.

DIVERSIFICATION


The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance policy. We believe that the investment options are being managed so as to comply with such requirements.

Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment options. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the investment options. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.



7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

POLICY LOANS

We will loan money to you at the loan interest rate we establish for each policy year during which the loan is outstanding. Your request for a loan must be in writing.

The policy loan will be divided into two parts, the preferred loan and the non-preferred loan. A preferred loan may be made not more than once per policy year, beginning the later of:

o the tenth policy anniversary; or

o the anniversary following the insured's 60th birthday.

No more than 10% of the Cash Value of your policy at the time of the loan may be made as a preferred loan. Any portion of a loan that is not a preferred loan is a non-preferred loan.


The policy loan will be allocated to the fixed account. If the policy loan requested exceeds the loan limit, you may also request a transfer of values from the investment options to the fixed account. These values will be determined at the time you request the transfer. If you do not indicate the proportions of the investment options to be transferred, we will make the transfers based on the proportions that your Policy Account in the investment options bear to the total unloaned value in the Policy Account. Policy loans may have federal tax consequences (see "Federal Tax Status").


LOAN INTEREST CHARGED

There may be a lower declared loan interest rate each year for the preferred loan than for the non-preferred loan. We will determine the loan interest rates for a policy year at least 60 days before the policy year begins. The maximum annual loan interest rates we will use for preferred and non-preferred loans for a policy (the maximum allowable rate) are the greater of:

o the guaranteed interest rate for the fixed account shown on the coverage page of your policy for a policy year (currently 3.5% for all policy years) plus 1%; or

o Moody's Corporate Bond Yield Average, Monthly Average Corporates as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined.

If Moody's Corporate Bond Yield Average, Monthly Average Corporates is no longer published on a timely basis, we will use a substantially similar average approved by the insurance department in the state where your policy was delivered to determine the maximum allowable rate.


If the maximum allowable rate for a policy is at least 1/2% lower than the loan interest rate in effect for the previous policy year, we will decrease the loan interest rate to not more than the maximum allowable rate. If the maximum allowable rate for a policy year is at least 1/2% higher than either loan interest rate in effect for the previous policy year, we may increase either loan interest rate to not more than the maximum allowable rate. We will not use a loan interest rate for any policy year that exceeds 15%.


We will notify you as to the preferred loan and non-preferred loan interest rates that apply at the time a new loan is made or when any Policy Debt is reinstated. If either loan interest rate that applies to an existing policy loan is increased, we will notify you in writing at least 30 days before the new rate takes effect.

When a loan is made, interest for the rest of the current policy year must be paid in advance. If interest is not paid when due, it will be added to the Policy Debt and allocated to the fixed account. The accumulation of preferred loans, together with interest on such loans, is the preferred debt. The accumulation of non-preferred loans, together with interest on such loans, is the non-preferred debt.


Total Policy Debt is the sum of the preferred debt and the non-preferred debt, and equals the total outstanding loan with interest. If the total Policy Debt (including interest in advance) exceeds the fixed account, we will transfer values from the investment options to the fixed account if such values are available, based on the proportions that the values in the investment options bear to the total value of the investment options. The unpaid interest will then be treated as part of the Policy Debt and will bear interest at the loan rates.


LOAN LIMIT

A loan may be for any amount which does not exceed the loan limit.

The loan limit equals:

o the Cash Value on the date the loan is made; minus

o interest for the rest of the current policy year; minus

o any existing Policy Debt.

SECURITY

The policy will be the only security for the loan.

RESTRICTIONS ON MAKING LOANS

Loans will not be available during a grace period or after the insured dies.


REPAYING POLICY DEBT

The Policy Debt, or any part, may be repaid at any time as long as the policy is in force. We have the right to not accept partial loan repayments for amounts less than $50. Any Policy Debt outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.


Repayments will be applied first to the non-preferred debt, and then to the preferred debt, unless you specify differently.


Repayments will be allocated to the fixed account and to the investment options based on the premium allocation schedule then in effect, unless a different allocation is requested.

When there is Policy Debt outstanding, any payments received will be applied first as repayment of debt, rather than as premium, unless we are instructed otherwise. If total Policy Debt equals or exceeds the Cash Value, we can terminate the policy. A notice of termination will be mailed to the last address we have on file 61 days prior to termination.


PARTIAL SURRENDERS

You may make a partial surrender from the Net Cash Value at any time during the insured's life and before the policy has terminated. The minimum partial surrender amount is currently $500. The partial surrender may not exceed the Net Cash Value, less $300.

We will assess a partial surrender fee when a partial surrender is made. The maximum partial surrender fee we will charge is $50 and the current charge is the lesser of 2% of the partial surrender amount or $25. In addition, a surrender charge may be assessed on the amount surrendered. See "Surrender Charges" above. You may make a partial surrender once each policy year that does not exceed 10% of the Net Cash Value without incurring a surrender charge or the partial surrender fee.


When a partial surrender is made, the amount of the partial surrender, the partial surrender fee and the surrender charge, if any, will be deducted from the Policy Account. You elect how much of each partial surrender, partial surrender fee and surrender charge is to come from the unloaned value in the fixed account and from values in each of the investment options. If you do not so elect, or if we cannot make the surrender on the basis of the your direction or those allocation percentages, we will make it based on the proportions that the unloaned value in the fixed account and unloaned values in the investment options bear to the total unloaned value in the Policy Account.


The Face Amount will be reduced if death benefit Option A is in effect when a partial surrender is made. Such a reduction will be equal to the amount of the partial surrender minus the excess, if any, of:

o the death benefit at the time the partial surrender is made; over

o the Face Amount at the time the partial surrender is made.

However, if the amount of the partial surrender is less than or equal to the excess described above, the Face Amount will not be reduced.

Any Face Amount reduction will be used first to reduce any Face Amount increases then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any of the reduction is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.

We will not permit a partial surrender that would reduce the Face Amount below the minimum Face Amount (currently $100,000). We may limit the number of partial surrenders you can make in a policy year, but you will always be allowed to make at least one partial surrender if the surrender meets these requirements.

FULL SURRENDERS

You may completely surrender your policy and receive the Net Cash Value anytime during the insured's life and before the policy has terminated.

The full surrender will take effect on the later of:

o the date we receive your written request for the surrender; or

o the date you request, in writing, for the surrender to take effect.


The policy and all coverage under it will terminate at 12:01 a.m. at our ValueLife Service Center on the date the surrender takes effect.


Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").


8. OTHER INFORMATION
--------------------------------------------------------------------------------

ILLUSTRATION OF POLICY VALUES


In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These illustrations will be based upon hypothetical investment returns of the investment options not to exceed 12%, and will reflect the age and insurance risk characteristics of the Insured under your policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. The illustrations will reflect deductions for investment option expenses and policy charges. You can request such illustrations at any time. Inforce illustrations, requested after purchase of the policy, will also reflect the actual performance of your investment option allocations.


An example of such an illustration can be found in Appendix A of this prospectus. This form of illustration is available to you upon request. There may be state-specific product features that make the illustration applicable to you differ from the form of illustration shown in the exhibit.


We will base personalized hypothetical illustrations on the arithmetic average of investment option expenses, reflecting the investment option expenses for the most recent fiscal year.

We may also provide individualized hypothetical illustrations of accumulation value, cash surrender value and death benefit based on historical investment returns of the investment options. These illustrations will reflect deductions for investment option expenses and policy charges. We will base these hypothetical illustrations on the actual historical experience of the investment options as if the investment options had been in existence and a policy issued for the same periods as those indicated for the investment options.


PERFORMANCE


The Company may also provide actual investment performance for the various investment options. This performance information will reflect the deduction of the annual mortality and expense risk, administrative, and investment option charges, but not the insurance risk, additional benefit rider, or surrender charges. Such performance may be shown from the inception date of the investment option or, if earlier, from the inception date of the investment option (adjusted for the policy expenses). An example of the actual investment performance of the investment options can be found in Appendix B of this Prospectus.


SPECIALIZED USES OF THE POLICY


Because the policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the policy can be used for various individual and business financial planning purposes. Purchasing the policy in part for such purposes entails certain risks. For example, certain circumstances may cause the policy to lapse, such as poorer than expected investment option performance, policy loans, or insufficient premium. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose a purchaser should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered. Using a policy for a specialized purpose may have tax consequences. See "Federal Tax Status."



THE COMPANY

Allianz Life Insurance Company of North America is a life insurance company organized under the laws of the state of Minnesota in 1896.

We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has subsidiaries throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance.

Administration for the policy is provided at our service center:

       Allianz Life ValueLife Service Center
       300 Berwyn Park
       P.O. Box 3031
       Berwyn, Pennsylvania 19312-0031
       (800) 336-0320


THE SEPARATE ACCOUNT

We established a separate account, Allianz Life Separate Account A (Separate Account), to hold the assets that underlie the policies.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the policies and not against any other policies we may issue. The Separate Account is divided into sub-accounts, each of which invests in Investment Options.




DISTRIBUTOR


The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker/dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

Our wholly-owned subsidiary, USAllianz Investor Services, LLC (USAllianz) serves as principal underwriter for the Policies. USAllianz, a limited liability company organized in Minnesota on November 20, 1996, is located at 5701 Golden Hills Drive, Golden Valley, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the policies. Broker/dealers will be paid commissions and expense reimbursements up to an amount equal to 100% of the first Guaranteed Coverage Premium; 4% of the next six Guaranteed Coverage Premiums; and 2% of all premiums paid thereafter. Similar commissions are paid on premiums received after any increase in Face Amount, or the addition of a rider. In addition, broker/dealers may also receive additional compensation, based on meeting certain production standards.



SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)   trading on the New York Stock Exchange is restricted;


3) an emergency exists as a result of which disposal of shares of the investment options is not reasonably practicable or we cannot reasonably value the shares of the investment options;


4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or policy Loan from the fixed account for not more than six months.

OWNERSHIP

OWNER. You, as the owner of the policy, have all of the rights under the policy subject to:

o the rights of any assignee; and

o the rights of any irrevocable beneficiary.

The owner can also be the insured. If you die while the policy is still in force and the insured is living, ownership passes to your successor owner or if you have not designated a successor owner, then your estate becomes the owner.

JOINT OWNER. The policy can be owned by joint owners. Authorization of both joint owners is required for all policy changes except for telephone transfers.

BENEFICIARY. The beneficiary is the person(s) or entity(ies) you name to receive any death proceeds. The beneficiary is named at the time the policy is issued unless changed at a later date. You can name a contingent beneficiary prior to the death of the insured. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies. If there is an irrevocable beneficiary, all policy changes except premium allocations and transfers require the consent of the beneficiary.

Primary and contingent beneficiaries are as named in the application, unless you make a change. To change a beneficiary, you must send us a written request. We may require the policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable beneficiaries may be named.

If a beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any beneficiary.

Proceeds payable to a beneficiary will be free from the claims of creditors, to the extent allowed by law.

ASSIGNMENT. You can assign (transfer ownership) the policy. A copy of any assignment must be filed with the ValueLife Service Center. We are not responsible for the validity of any assignment. If you assign the policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our ValueLife Service Center. This may be a taxable event. You should consult a tax adviser if you wish to assign the policy.

MATURITY BENEFIT. This is an amount equal to the Policy Account less any outstanding Policy Debt on your policy. This amount is paid to you on the maturity date.

MATURITY DATE. The policy provides that we will pay the Policy Account value, less any Policy Debt, to you on the maturity date if the policy is still in force. We will not accept any premiums after the maturity date.

PART II

Executive Officers And Directors
--------------------------------------------------------------------------------


As of November 5, 2001,  the directors  and  executive  officers of Allianz Life
Insurance   Company  of  North  America   (Allianz  Life)  and  their  principal
occupations for the past 5 years are as follows:



NAME                                     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------

Robert W. MacDonald                      Chief Executive Officer and Director since October 1999.
                                         Previously Chairman and Chief Executive Officer of LifeUSA.

Margery G. Hughes                        President and Chief Administrative Officer since October 1, 1999.
                                         Previously President and Chief Operating Officer of LifeUSA.

Mark A. Zesbaugh                         Sr. Vice President and Chief Financial Officer since October 1, 1999.
                                         Previously Executive Vice President, Chief Financial Officer, Treasurer
                                         and Secretary of LifeUSA.

Lowell C. Anderson                       Chairman of the Board since October 1, 1999.  Previously  President and Chief Executive  Officer of Allianz Life  since  October  1988;
                                         retired on October 1, 1999.

Herbert F. Hansmeyer                     Chairman of the Board, President and Chief Executive Officer of Allianz
                                         of America Corp. since 1991. Member of the Board of Management of
                                         Allianz-AG, Munich, Germany, since 1994.

Dr. Gerhard G. Rupprecht                 Chairman of the Board of Management - Allianz Lebensversicherungs, since
                                         1979.

Michael P. Sullivan                      Chairman of the Board since January 1, 2001. President, Chief Executive
                                         Officer and Director of International Dairy Queen, Inc. since 1987.

Suzanne J. Pepin                         Sr. Vice President, Secretary and Chief Legal Officer since November 15,
                                         2000. Previously Senior Counsel since October 1993.

Paul M. Howman                           Vice President - Underwriting of Allianz Life since April 1, 1997.
                                         Previously Second Vice President - Underwriting since 1995.

Robert S. James                          Sr. Vice President - Marketing Development.
                                         Previously President of Individual Insurance Division since March 31,
                                         1990.

Edward J. Bonach                         President - Special Markets Division of Allianz Life since October 1999.
                                         Previously Executive Vice President and Chief Financial Officer of
                                         Allianz Life, since 1993.

Rev. Dennis J. Dease                     President, University of St. Thomas, St. Paul since July 1991.

James R. Campbell                        Chairman and Chief Executive Officer of Wells Fargo and Company since
                                         1998. Previously Executive Vice President since February 1988.

Robert M. Kimmitt                        Vice Chairman and President of Commerce One, Inc. Previously partner in the law firm of Wilmer, Cutler & Pickering.
------------------------------------------------------------------------------------------------------------------------------------


VOTING


Pursuant to our view of present applicable law, we will vote the shares of the investment options at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions. We will vote all shares in the same proportion as the shares for which we have received instructions. We will vote our shares in the same manner.

If the Investment Company Act of 1940 or any regulation there under is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

Your voting interest in the investment options is determined as follows:

o You may cast one vote for each $100 of Account Value which is allocated to an investment option on the record date. Fractional votes are counted.


o The number of shares which you can vote will be determined as of the date chosen by us.


o You will receive periodic reports relating to the investment options in which you have an interest, as well as any proxy material and a form with which to give us such voting instructions.


DISREGARD OF VOTING INSTRUCTIONS


We may, when required to do so by state insurance authorities, vote shares of the investment options without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause an investment option to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the investment option. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the investment options, if such disapproval:


o is reasonable and is based on a good faith determination by us that the change would violate state or federal law;

o the change would not be consistent with the investment objectives of the investment options; or


o which varies from the general quality and nature of investments and investment techniques used by other investment options with similar investment objectives underlying other variable policies offered by us or of an affiliated company.

In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semiannual report to owners.


LEGAL OPINIONS

Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the policies.

OUR RIGHT TO CONTEST

We cannot contest the validity of the policy except in the case of fraud after it has been in effect during the insured's lifetime for two years. If the policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Policy Debt and less any surrenders. We also have the right to adjust any benefits under the policy if the answers in the application regarding the use of tobacco are not correct.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance policy" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance policies" under section 7702. We do not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance policy would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.


On March 2, 1989,  the  Treasury  Department  issued  regulations  (Treas.  Reg.
Section 1.817-5), which established diversification requirements for the investment options underlying variable policies such as the policies. The regulations amplify the diversification requirements for variable policies set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the investment option is represented by any one investment; (ii) no more than 70% of the value of the total assets of the investment option is represented by any two investments; (iii) no more than 80% of the value of the total assets of the investment option is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the investment option is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable policies by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each investment option underlying the policies will be managed by the investment advisers in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the separate account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the policy.


POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit there under is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Net Cash Value, including increments thereon, under a policy until there is a distribution of such amounts.


Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.


TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a policy which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.


Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each policy.

If the policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments including those resulting from the lapse of the policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.


If a policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first 15 years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.


Any loans from a policy which is not classified as a MEC, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any policy.

MULTIPLE POLICIES. The Code further provides that multiple MEC which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

TAX TREATMENT OF ASSIGNMENTS. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your policy.

QUALIFIED PLANS. The policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS


We will, at a minimum, send you an annual and semi-annual report of the investment options. Within 30 days after each policy anniversary, we will send you an annual statement. We may elect to send these more often. The statement will show the current amount of death benefit payable under the policy, the current Policy Account value, the current Net Cash Value, current Policy Debt and will show all transactions previously confirmed. The statement will also show premiums paid and all charges deducted during the policy year.

We will mail you confirmations  within seven days of any transaction  regarding:
(a) the receipt of premium; (b) any transfer between investment options; (c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free look privilege; and (f) payment of the death benefit under the policy.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the investment options, will be mailed to your household, even if you or other persons in your household have more than one policy issued by Allianz or an affiliate. Call 1-800-542-5427 if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each policy in future mailings.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account A and our consolidated financial statements as of and for the year ended December 31, 2000 included in this prospectus have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policies.

PRIVACY NOTICE

WE CARE ABOUT YOUR PRIVACY!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

NON-PUBLIC INFORMATION COLLECTED.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

NON-PUBLIC INFORMATION DISCLOSED.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

CONFIDENTIALITY AND SECURITY OF YOUR NON-PUBLIC PERSONAL INFORMATION.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.


INFORMATION ABOUT FORMER CUSTOMERS.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

FURTHER INFORMATION.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

*You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2.   the date of the receipt or examination; and

3.   to the extent practicable, a description of the information disclosed.

*FOR MONTANA RESIDENTS ONLY

If you have any questions about our privacy policy, please write, call, or email:
Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OF
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              FINANCIAL STATEMENTS

                                  JUNE 30, 2001

                                   (UNAUDITED)

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

                                                                                                                FRANKLIN
                                                                               ALGER    FRANKLIN    FRANKLIN      GLOBAL    FRANKLIN
                                                                   ALGER    AMERICAN  AGGRESSIVE      GLOBAL      HEALTH  GROWTH AND
                                                         AIM    AMERICAN   LEVERAGED      GROWTH COMMUNICATIONS     CARE      INCOME
                                                 V.I. GROWTH      GROWTH      ALLCAP  SECURITIES  SECURITIES  SECURITIES  SECURITIES
                                                        FUND   PORTFOLIO   PORTFOLIO        FUND        FUND        FUND        FUND
                                                   ---------------------------------------------------------------------------------
Assets:
 Investments at net asset value ................   $ 219,302     222,501     135,099       1,591   1,249,149     280,318   3,313,663
                                                   ---------------------------------------------------------------------------------
     Total assets ..............................     219,302     222,501     135,099       1,591   1,249,149     280,318   3,313,663
                                                   ---------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges ....       1,785       1,893       1,246           5       9,416       1,431      35,722
 Accrued administrative charges ................         446         473         312           1       2,354         358       8,931
                                                   ---------------------------------------------------------------------------------
     Total liabilities .........................       2,231       2,366       1,558           6      11,770       1,789      44,653
                                                   ---------------------------------------------------------------------------------
     Net assets ................................   $ 217,071     220,135     133,541       1,585   1,237,379     278,529   3,269,010
                                                   =================================================================================
Policy owners' equity (note 6) .................   $ 217,071     220,135     133,541       1,585   1,237,379     278,529   3,269,010
                                                   =================================================================================


 Investment shares .............................      11,945       5,610       4,029         254     158,120      20,109     212,824
 Investments at cost ...........................   $ 373,300     331,918     211,920       1,690   2,514,324     266,755   3,615,321


            See accompanying notes to unaudited financial statements.

                                        2

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2001 (UNAUDITED)

                                                                        FRANKLIN                  FRANKLIN                  FRANKLIN
                                                           FRANKLIN    LARGE CAP                   NATURAL                    RISING
                                              FRANKLIN       INCOME       GROWTH     FRANKLIN    RESOURCES     FRANKLIN    DIVIDENDS
                                           HIGH INCOME   SECURITIES   SECURITIES MONEY MARKET   SECURITIES  REAL ESTATE   SECURITIES
                                                  FUND         FUND         FUND         FUND         FUND         FUND         FUND
                                            ----------------------------------------------------------------------------------------
Assets:
 Investments at net asset value .........   $1,179,816    1,219,060    1,062,387    1,143,488      462,765      679,792    1,247,277
                                            ----------------------------------------------------------------------------------------
     Total assets .......................    1,179,816    1,219,060    1,062,387    1,143,488      462,765      679,792    1,247,277
                                            ----------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and
     expense risk charges................        5,376       16,314        4,671       11,636        3,168        8,675       14,130
 Accrued administrative charges .........        1,344        4,078        1,168        2,909          792        2,169        3,532
                                            ----------------------------------------------------------------------------------------
     Total liabilities ..................        6,720       20,392        5,839       14,545        3,960       10,844       17,662
                                            ----------------------------------------------------------------------------------------
     Net assets .........................   $1,173,096    1,198,668    1,056,548    1,128,943      458,805      668,948    1,229,615
                                            ========================================================================================
Policy owners' equity (note 6) ..........   $1,173,096    1,198,668    1,056,548    1,128,943      458,805      668,948    1,229,615
                                            ========================================================================================


 Investment shares ......................      160,738       92,704       68,233    1,143,489       34,381       37,956       92,254
 Investments at cost ....................   $1,808,328    1,362,200    1,197,386    1,143,148      403,357      580,008    1,257,294

            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2001 (UNAUDITED)

                                                                            FRANKLIN    FRANKLIN    FRANKLIN    FRANKLIN    FRANKLIN
                                                    FRANKLIN    FRANKLIN  TECHNOLOGY        U.S.       VALUE        ZERO        ZERO
                                               S&P 500 INDEX   SMALL CAP  SECURITIES  GOVERNMENT  SECURITIES      COUPON      COUPON
                                                        FUND        FUND        FUND        FUND        FUND FUND - 2005 FUND - 2010
                                               -------------------------------------------------------------------------------------
Assets:
 Investments at net asset value ................   $ 532,042   1,502,011      19,448   1,099,879      24,346     379,354     455,773
                                                   ---------------------------------------------------------------------------------
     Total assets ..............................     532,042   1,502,011      19,448   1,099,879      24,346     379,354     455,773
                                                   ---------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges ....       3,068      13,977          43       5,756         130       1,581       1,815
 Accrued administrative charges ................         767       3,494          11       1,439          32         395         454
                                                   ---------------------------------------------------------------------------------
     Total liabilities .........................       3,835      17,471          54       7,195         162       1,976       2,269
                                                   ---------------------------------------------------------------------------------
     Net assets ................................   $ 528,207   1,484,540      19,394   1,092,684      24,184     377,378     453,504
                                                   =================================================================================
Policy owners' equity (note 6) .................   $ 528,207   1,484,540      19,394   1,092,684      24,184     377,378     453,504
                                                   =================================================================================


 Investment shares .............................      59,780      79,937       3,112      87,016       2,250      24,990      31,090
 Investments at cost ...........................   $ 616,888   1,766,394      25,042   1,092,704      22,588     316,305     490,034


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2001 (UNAUDITED)

                                                                                     SP JENNISON               TEMPLETON   TEMPLETON
                                                      MUTUAL      MUTUAL SP JENNISON   STRATEGIC   TEMPLETON  DEVELOPING      GLOBAL
                                                   DISCOVERY      SHARES INTERNATIONAL  PARTNERS       ASSET     MARKETS      INCOME
                                                  SECURITIES  SECURITIES      GROWTH     FOCUSED    STRATEGY  SECURITIES  SECURITIES
                                                        FUND        FUND        FUND GROWTH FUND        FUND        FUND        FUND
                                                   ---------------------------------------------------------------------------------
Assets:
 Investments at net asset value ................   $ 589,311   1,199,272           -           -     225,772     576,653     135,799
                                                   ---------------------------------------------------------------------------------
     Total assets ..............................     589,311   1,199,272           -           -     225,772     576,653     135,799
                                                   ---------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges ....       2,256      10,348           -           -       1,174       8,386       3,169
 Accrued administrative charges ................         564       2,587           -           -         293       2,096         792
                                                   ---------------------------------------------------------------------------------
     Total liabilities .........................       2,820      12,935           -           -       1,467      10,482       3,961
                                                   ---------------------------------------------------------------------------------
     Net assets ................................   $ 586,491   1,186,337           -           -     224,305     566,171     131,838
                                                   =================================================================================
Policy owners' equity (note 6) .................   $ 586,491   1,186,337           -           -     224,305     566,171     131,838
                                                   =================================================================================


 Investment shares .............................      44,309      81,806           -           -      13,988     112,408      12,787
 Investments at cost ...........................   $ 545,581   1,047,174           -           -     262,878     761,431     145,983


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2001 (UNAUDITED)

                                                                           TEMPLETON   TEMPLETON
                                                   TEMPLETON   TEMPLETON INTERNATIONAL   PACIFIC   USALLIANZ   USALLIANZ
                                                      GROWTH INTERNATIONAL   SMALLER  GROWTH VIP DIVERSIFIED   VIP FIXED   USALLIANZ
                                                  SECURITIES  SECURITIES   COMPANIES  SECURITIES      ASSETS      INCOME  VIP GROWTH
                                                        FUND        FUND        FUND        FUND        FUND        FUND        FUND
                                                  ----------------------------------------------------------------------------------
Assets:
 Investments at net asset value ................  $2,706,495   2,004,140      44,344           -      29,096           -       1,247
                                                  ----------------------------------------------------------------------------------
     Total assets ..............................   2,706,495   2,004,140      44,344           -      29,096           -       1,247
                                                  ----------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges ....      29,702      26,389         536           -         493           -          33
 Accrued administrative charges ................       7,426       6,597         134           -         123           -           8
                                                  ----------------------------------------------------------------------------------
     Total liabilities .........................      37,128      32,986         670           -         616           -          41
                                                  ----------------------------------------------------------------------------------
     Net assets ................................  $2,669,367   1,971,154      43,674           -      28,480           -       1,206
                                                  ==================================================================================
Policy owners' equity (note 6) .................  $2,669,367   1,971,154      43,674           -      28,480           -       1,206
                                                  ==================================================================================


 Investment shares .............................     241,867     155,722       4,289           -       2,984           -         152
 Investments at cost ...........................  $3,346,858   3,109,125      47,451           -      30,474           -       1,268


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2001 (UNAUDITED)

                                                                                                                          VAN KAMPEN
                                                   USALLIANZ   USALLIANZ   USALLIANZ               USALLIANZ   USALLIANZ         LIT
                                                  AGGRESSIVE    AMERICAN     CAPITAL   USALLIANZ      GROWTH   STRATEGIC    EMERGING
                                                      GROWTH      GROWTH      GROWTH    COMSTOCK  AND INCOME      GROWTH      GROWTH
                                                        FUND        FUND        FUND        FUND        FUND        FUND   PORTFOLIO
                                                ------------------------------------------------------------------------------------
Assets:
 Investments at net asset value ................          $-       2,310           -       6,257           -      12,652       8,615
                                                ------------------------------------------------------------------------------------
     Total assets ..............................           -       2,310           -       6,257           -      12,652       8,615
                                                ------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges ....           -           1           -           2           -          10           4
 Accrued administrative charges ................           -           -           -           -           -           2           1
                                                ------------------------------------------------------------------------------------
     Total liabilities .........................           -           1           -           2           -          12           5
                                                ------------------------------------------------------------------------------------
     Net assets ................................          $-       2,309           -       6,255           -      12,640       8,610
                                                ====================================================================================
Policy owners' equity (note 6) .................          $-       2,309           -       6,255           -      12,640       8,610
                                                ====================================================================================


 Investment shares .............................           -         233           -         621           -       1,311         266
 Investments at cost ...........................          $-       2,350           -       6,248           -      13,135       8,589


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2001 (UNAUDITED)

                                                                                                              TOTAL
                                                                                                                ALL
                                                                                                              FUNDS
                                                                                                        -----------
Assets:
 Investments at net asset value ....................................................................    $23,971,024
                                                                                                        -----------
     Total assets ...................................................................................    23,971,024
                                                                                                        -----------
Liabilities:
 Accrued mortality and expense risk charges ........................................................        224,341
 Accrued administrative charges ....................................................................         56,082
                                                                                                        -----------
     Total liabilities .............................................................................        280,423
                                                                                                        -----------
     Net assets ....................................................................................    $23,690,601
                                                                                                        ===========
Policy owners' equity (note 6) .....................................................................    $23,690,601
                                                                                                        ===========


 Investment shares .................................................................................      3,003,564
 Investments at cost ...............................................................................    $28,725,449


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                                                                            ALGER AMERICAN LEVERAGED
                                                AIM V.I. GROWTH FUND     ALGER AMERICAN GROWTH PORTFOLIO        ALLCAP PORTFOLIO
                                         ------------------------------------------------------------------------------------------
                                           2001      2000       1999       2001       2000       1999       2001      2000    1999
                                         ------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....  $     -        28          -       507           -          -         -         -       -
                                         ------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges           240     1,690         14       600       1,304         68       310       886      50
 Administrative charges                        60       423          3       150         326         17        78       221      13
                                         ------------------------------------------------------------------------------------------
     Total expenses.....................      300     2,113         17       750       1,630         85       388     1,107      63
                                         ------------------------------------------------------------------------------------------
     Investment income (loss), net......     (300)   (2,085)       (17)     (243)     (1,630)       (85)     (388)   (1,107)    (63)
Realized gains (losses) and unrealized
  appreciation (depreciation)
  on investments:
 Realized capital gain distributions
     on mutual funds....................        -       305          -    27,502      34,025          -     4,699    14,709       -
 Realized gains (losses) on sales
     of investments, net................   (5,913)     (327)         1    (2,368)      1,220          -    (2,337)     (941)      1
                                         ------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................   (5,913)      (22)         1    25,134      35,245          -     2,362    13,768       1
  Net change in unrealized appreciation
   (depreciation) on investments........  (68,449)  (87,251)     1,702   (37,029)    (75,327)     2,939   (17,739)  (59,438)    356
                                         ------------------------------------------------------------------------------------------
     Total realized gains (losses) and
     unrealized appreciation
     (depreciation) on
      investments, net..................  (74,362)  (87,273)     1,703   (11,895)    (40,082)     2,939   (15,377)  (45,670)    357
                                         ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations.................... $(74,662)  (89,358)     1,686   (12,138)    (41,712)     2,854   (15,765)  (46,777)    294
                                         ==========================================================================================


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                             FRANKLIN AGGRESSIVE               FRANKLIN GLOBAL                FRANKLIN GLOBAL
                                            GROWTH SECURITIES FUND      COMMUNICATIONS SECURITIES FUND   HEALTH CARE SECURITIES FUND
                                        --------------------------------------------------------------------------------------------
                                           2001      2000       1999        2001      2000       1999      2001       2000     1999
                                        --------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....     $  2         -          -       975      52,306     68,883       417        38      75
                                        --------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges             5         -          -     2,630       7,479     13,853       621     1,122     242
 Administrative charges                         1         -          -       658       1,870      3,463       155       281      60
                                        --------------------------------------------------------------------------------------------
     Total expenses.....................        6         -          -     3,288       9,349     17,316       776     1,403     302
                                        --------------------------------------------------------------------------------------------
     Investment income (loss), net......       (4)        -          -    (2,313)     42,957     51,567      (359)   (1,365)   (227)
Realized gains (losses) and unrealized
  appreciation (depreciation)
  on investments:
 Realized capital gain distributions
     on mutual funds....................        -         -          -   296,221     480,631    166,820    32,570         -       -
 Realized gains (losses) on sales of
     investments, net...................      (56)      (17)         -   (87,508)     23,468    268,795       703     2,822    (162)
                                        --------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................      (56)      (17)         -   208,713     504,099    435,615    33,273     2,822    (162)
  Net change in unrealized appreciation
   (depreciation) on investments........      (43)      (56)         -  (513,430) (1,385,750)   183,386   (40,038)   53,733  (1,826)
                                        --------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized
     appreciation (depreciation)
     on investments, net................      (99)      (73)         -  (304,717)   (881,651)   619,001    (6,765)   56,555  (1,988)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations....................    $(103)      (73)         -  (307,030)   (838,694)   670,568    (7,124)   55,190  (2,215)
                                         ==========================================================================================

            See accompanying notes to unaudited financial statements.

                                       10

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                              FRANKLIN GROWTH AND                                              FRANKLIN INCOME
                                             INCOME SECURITIES FUND         FRANKLIN HIGH INCOME FUND           SECURITIES FUND
                                        -------------------------------------------------------------------------------------------
                                            2001      2000       1999       2001      2000      1999       2001      2000     1999
                                        --------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares     $  9,898   198,000   122,075   197,364      5,951    379,407    83,311   153,054   127,089
                                        --------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges         9,637    19,247    21,089     3,620      5,668     10,123     3,916    13,419     7,825
 Administrative charges                     2,409     4,812     5,272       905      1,417      2,531       979     3,355     1,956
                                        --------------------------------------------------------------------------------------------
     Total expenses.....................   12,046    24,059    26,361     4,525      7,085     12,654     4,895    16,774     9,781
                                        --------------------------------------------------------------------------------------------
     Investment income (loss), net......   (2,148)  173,941    95,714   192,839     (1,134)   366,753    78,416   136,280   117,308
Realized gains (losses) and unrealized
  appreciation (depreciation)
  on investments:
 Realized capital gain distributions
     on mutual funds....................  292,378   346,516   340,300         -          -     55,544    71,414     5,117    45,538
 Realized gains (losses) on sales
     of investments, net................   (1,886)  (25,674)   23,652   (13,117)   (26,540)   (44,053)      582   (13,227) (115,178)
                                        --------------------------------------------------------------------------------------------
     Realized gains (losses) on
     investments, net...................  290,492   320,842   363,952   (13,117)   (26,540)    11,491    71,996    (8,110)  (69,640)
  Net change in unrealized appreciation
   (depreciation) on investments........ (299,122)  (27,277) (453,957) (148,678)  (151,720)  (391,353) (125,579)   27,941   (78,033)
                                        --------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized
     appreciation (depreciation)
     on investments, net................   (8,630)  293,565   (90,005) (161,795)  (178,260)  (379,862)  (53,583)   19,831  (147,673)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
     net assets from operations......... $(10,778)  467,506     5,709    31,044   (179,394)   (13,109)   24,833   156,111   (30,365)
                                        ============================================================================================

            See accompanying notes to unaudited financial statements.

                                       11

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                               FRANKLIN LARGE                                                  FRANKLIN NATURAL
                                          CAP GROWTH SECURITIES FUND       FRANKLIN MONEY MARKET FUND      RESOURCES SECURITIES FUND
                                        --------------------------------------------------------------------------------------------
                                           2001       2000      1999      2001       2000        1999      2001      2000     1999
                                        --------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares.... $  5,741     4,996      2,787    29,080      80,545     71,180     3,966     3,068   2,670
                                        --------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges         3,437     6,830      4,139     3,806       7,778      9,461     1,040     3,159   1,368
 Administrative charges.................      859     1,707      1,035       952       1,944      2,365       260       790     342
                                        --------------------------------------------------------------------------------------------
     Total expenses                         4,296     8,537      5,174     4,758       9,722     11,826     1,300     3,949   1,710
                                        --------------------------------------------------------------------------------------------
     Investment income (loss), net          1,445    (3,541)    (2,387)   24,322      70,823     59,354     2,666      (881)    960
Realized gains (losses) and unrealized
     appreciation (depreciation)
     on investments:
 Realized capital gain distributions
     on mutual funds....................  231,782    55,415          -         -           -          -         -         -       -
Realized gains (losses) on sales
     of investments, net................   25,128    21,294      2,133         -           -          -     4,072    26,306 (11,396)
                                        --------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................  256,910    76,709      2,133         -           -          -     4,072    26,306 (11,396)
  Net change in unrealized appreciation
   (depreciation) on investments........ (320,565)  (33,965)   185,307        (1)          -          -   (45,377)  103,385  57,915
                                        --------------------------------------------------------------------------------------------
     Total realized gains
     (losses) and unrealized
     appreciation (depreciation)
     on investments, net................  (63,655)   42,744    187,440        (1)          -          -   (41,305)  129,691   46,519
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations.................... $(62,210)   39,203    185,053    24,321      70,823     59,354   (38,639)  128,810   47,479
                                        ============================================================================================

            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                                               FRANKLIN RISING
                                           FRANKLIN REAL ESTATE FUND      DIVIDENDS SECURITIES FUND    FRANKLIN S&P 500 INDEX FUND
                                        --------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001        2000       1999      2001      2000     1999
                                        --------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....  $26,333    40,201     48,690       988      38,180     17,581     4,902       156       -
                                        --------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....    2,480     4,341      2,727     4,424       5,992      7,013     1,472     2,130      26
 Administrative charges.................      620     1,085        682     1,106       1,498      1,753       368       533       6
                                        --------------------------------------------------------------------------------------------
     Total expenses.....................    3,100     5,426      3,409     5,530       7,490      8,766     1,840     2,663      32
                                        --------------------------------------------------------------------------------------------
     Investment income (loss), net......   23,233    34,775     45,281    (4,542)     30,690      8,815     3,062    (2,507)    (32)
Realized gains (losses) and unrealized
     appreciation (depreciation)
     on investments:
 Realized capital gain distributions
     on mutual funds....................        -    23,929     67,468    70,261     161,217    176,138       112         -       -
 Realized gains (losses) on sales of
     investments, net...................    5,041    13,580   (179,615)      634     (46,203)  (157,350)   (1,324)    1,498       -
                                        --------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................    5,041    37,509   (112,147)   70,895     115,014     18,788    (1,212)    1,498       -
  Net change in unrealized appreciation
   (depreciation) on investments           12,020    87,847     31,946    26,460      40,370   (153,361)  (42,608)  (43,782)  1,544
                                        --------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net...................   17,061   125,356    (80,201)   97,355     155,384   (134,573)  (43,820)  (42,284)  1,544
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations.................  $40,294   160,131    (34,920)   92,813     186,074   (125,758)  (40,758)  (44,791)  1,512
                                        ============================================================================================

            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                                             FRANKLIN TECHNOLOGY                 FRANKLIN
                                             FRANKLIN SMALL CAP FUND           SECURITIES FUND           U.S. GOVERNMENT FUND
                                        -------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001        2000     1999      2001      2000     1999
                                        -------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares.... $  7,188         -      4,439         -           -        -    78,228       928   152,061
                                        -------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....    3,474     8,307     11,584        48           4        -     3,365     5,856     6,209
 Administrative charges.................      868     2,077      2,896        12           1        -       841     1,464     1,552
                                        -------------------------------------------------------------------------------------------
     Total expenses.....................    4,342    10,384     14,480        60           5        -     4,206     7,320     7,761
                                        -------------------------------------------------------------------------------------------
     Investment income (loss), net......    2,846   (10,384)   (10,041)      (60)         (5)       -    74,022    (6,392)  144,300
Realized gains (losses) and
     unrealized appreciation
     (depreciation) on investments:
 Realized capital gain distributions
     on mutual funds....................        -   139,893        620         -           -        -         -         -         -
 Realized gains (losses) on sales
     of investments, net................   (6,398)   36,877    346,621      (533)        (93)       -     4,206    (2,965)    6,118
                                        -------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................   (6,398)  176,770    347,241      (533)        (93)       -     4,206    (2,965)    6,118
  Net change in unrealized appreciation
   (depreciation) on investments.......  (200,525) (514,056)   472,910    (1,542)     (4,042)       -   (46,775)  117,591  (167,882)
                                        -------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net..................  (206,923) (337,286)   820,151    (2,075)     (4,135)       -   (42,569)  114,626  (161,764)
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
     net assets from operations........ $(204,077) (347,670)   810,110    (2,135)     (4,140)       -    31,453   108,234   (17,464)
                                        ===========================================================================================

            See accompanying notes to unaudited financial statements.

                                       14

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                   FRANKLIN VALUE                FRANKLIN ZERO                 FRANKLIN ZERO
                                                   SECURITIES FUND            COUPON FUND - 2000             COUPON FUND - 2005
                                           ----------------------------------------------------------------------------------------
                                             2001     2000       1999      2001        2000       1999      2001      2000    1999
                                           ----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....   $  104        21         15         -      28,396     57,505    24,107       353  47,477
                                           ----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....       51        46         15         -       1,791      2,164     1,164     2,445   2,161
 Administrative charges.................       13        12          4         -         448        541       291       611     540
                                           ----------------------------------------------------------------------------------------
     Total expenses.....................       64        58         19         -       2,239      2,705     1,455     3,056   2,701
                                           ----------------------------------------------------------------------------------------
     Investment income (loss), net......       40       (37)        (4)        -      26,157     54,800    22,652    (2,703) 44,776
Realized gains (losses) and unrealized
     appreciation (depreciation)
     on investments:
 Realized capital gain distributions
     on mutual funds....................      525         -          -         -       4,363      7,930     4,246     9,788   2,291
 Realized gains (losses) on sales
     of investments, net................       27       (63)        (5)        -       5,533      1,819     4,486     2,975   1,717
                                           ----------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................      552       (63)        (5)        -       9,896      9,749     8,732    12,763   4,008
  Net change in unrealized appreciation
   (depreciation) on investments........    1,017     1,233       (203)        -     (22,160)   (56,550)  (20,781)   31,059 (74,447)
                                           ----------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net...................    1,569     1,170       (208)        -     (12,264)   (46,801)  (12,049)   43,822 (70,439)
                                           ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations....................   $1,609     1,133       (212)        -      13,893      7,999    10,603    41,119 (25,663)
                                           ========================================================================================

            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                    FRANKLIN ZERO               MUTUAL DISCOVERY                MUTUAL SHARES
                                                 COUPON FUND - 2010             SECURITIES FUND                SECURITIES FUND
                                        -------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001        2000       1999      2001      2000     1999
                                        -------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares.... $ 33,069       425     70,880    11,212      15,499     13,135    21,589    27,055  31,535
                                        -------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....    1,371     2,842      3,057     1,780       3,401      3,044     4,198     4,281   8,110
 Administrative charges.................      343       711        764       445         850        761     1,049     1,070   2,027
                                        -------------------------------------------------------------------------------------------
     Total expenses.....................    1,714     3,553      3,821     2,225       4,251      3,805     5,247     5,351  10,137
                                        -------------------------------------------------------------------------------------------
     Investment income (loss), net......   31,355    (3,128)    67,059     8,987      11,248      9,330    16,342    21,704  21,398
Realized gains (losses) and unrealized
     appreciation (depreciation)
     on investments:
 Realized capital gain distributions
     on mutual funds....................   22,449     6,716     20,609    69,292           -          -    70,683    23,423       -
 Realized gains (losses) on sales
     of investments, net................       59      (216)   (15,611)    3,010      10,104      1,014     3,988    18,963  57,630
                                        -------------------------------------------------------------------------------------------
Realized gains (losses)
     on investments, net................   22,508     6,500      4,998    72,302      10,104      1,014    74,671    42,386  57,630
  Net change in unrealized appreciation
   (depreciation) on investments........  (51,228)   65,817   (146,933)  (49,635)     28,641     87,371    28,081    47,863  58,050
                                        -------------------------------------------------------------------------------------------
Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net...................  (28,720)   72,317   (141,935)   22,667      38,745     88,385   102,752    90,249 115,680
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
     net assets from operations......... $  2,635    69,189    (74,876)   31,654      49,993     97,715   119,094   111,953 137,078
                                        ===========================================================================================

            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                             SP JENNISON INTERNATIONAL        SP STRATEGIC PARTNERS           TEMPLETON ASSET
                                                     GROWTH FUND            FOCUSED GROWTH PORTFOLIO           STRATEGY FUND
                                        -------------------------------------------------------------------------------------------
                                            2001     2000       1999       2001        2000       1999     2001      2000     1999
                                        -------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....      $ -         -          -         -           -          -    3,204       385   17,439
                                        -------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....        -         -          -         -           -          -      644     1,464    1,526
 Administrative charges.................        -         -          -         -           -          -      161       366      381
                                        -------------------------------------------------------------------------------------------
     Total expenses.....................        -         -          -         -           -          -      805     1,830    1,907
                                        -------------------------------------------------------------------------------------------
     Investment income (loss), net......        -         -          -         -           -          -    2,399    (1,445)  15,532
Realized gains (losses) and unrealized
     appreciation (depreciation)
     on investments:
 Realized capital gain distributions
     on mutual funds....................        -         -          -         -           -          -   20,884         -   16,486
 Realized gains (losses) on sales
     of investments, net................        -         -          -         -           -          -      (87)     (116)     393
                                        -------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................        -         -          -         -           -          -   20,797      (116)  16,879
  Net change in unrealized appreciation
   (depreciation) on investments........        -         -          -         -           -          -  (38,618)   (3,389) (16,541)
                                        -------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net...................        -         -          -         -           -          -  (17,821)   (3,505)     338
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
     net assets from operations.........      $ -         -          -         -           -          -  (15,422)  (4,950)   15,870
                                        ===========================================================================================


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                             TEMPLETON DEVELOPING              TEMPLETON GLOBAL               TEMPLETON GROWTH
                                            MARKETS SECURITIES FUND          INCOME SECURITIES FUND            SECURITIES FUND
                                        --------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001       2000        1999      2001      2000    1999
                                        --------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....  $ 5,573     6,334     12,690     5,027         260     17,513    54,173    46,542   48,676
                                        --------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....    1,618     1,901      7,442       295       1,181      1,140     7,977    12,701   22,604
 Administrative charges.................      404       475      1,860        74         295        285     1,994     3,175    5,651
                                        --------------------------------------------------------------------------------------------
     Total expenses.....................    2,022     2,376      9,302       369       1,476      1,425     9,971    15,876   28,255
                                        --------------------------------------------------------------------------------------------
     Investment income (loss), net......    3,551     3,958      3,388     4,658      (1,216)    16,088    44,202    30,666   20,421
Realized gains (losses) and unrealized
     appreciation (depreciation)
     on investments:
 Realized capital gain distributions
     on mutual funds....................        -         -          -         -           -          -   451,495   306,592  235,493
 Realized gains (losses) on sales
     of investments, net................  (11,749)  (15,322)   (36,364)   (1,170)     (2,572)   (19,414)   (9,919)  (16,475) 135,515
                                        --------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................  (11,749)  (15,322)   (36,364)   (1,170)     (2,572)   (19,414)  441,576   290,117  371,008
  Net change in unrealized appreciation
   (depreciation) on investments........   (4,326) (242,509)   329,456   (10,177)      8,475     (9,989) (499,465) (296,523)  30,632
                                        --------------------------------------------------------------------------------------------
Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net...................  (16,075) (257,831)   293,092   (11,347)      5,903    (29,403)  (57,889)   (6,406) 401,640
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
     net assets from operations......... $(12,524) (253,873)   296,480    (6,689)      4,687    (13,315)  (13,687)   24,260  422,061
                                        ============================================================================================

            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                              TEMPLETON INTERNATIONAL       TEMPLETON INTERNATIONAL         TEMPLETON PACIFIC
                                                   SECURITIES FUND           SMALLER COMPANIES FUND        GROWTH SECURITIES FUND
                                        -------------------------------------------------------------------------------------------
                                            2001      2000       1999     2001        2000       1999      2001      2000    1999
                                        -------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares.... $ 60,777     1,254    118,404    1,057         574        736     7,207     3,195    4,339
                                        -------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....   10,394     9,526     16,444       92         189        204        13     2,229    3,239
 Administrative charges.................    2,598     2,381      4,111       23          47         51         3       557      810
                                        -------------------------------------------------------------------------------------------
     Total expenses.....................   12,992    11,907     20,555      115         236        255        16     2,786    4,049
                                        -------------------------------------------------------------------------------------------
     Investment income (loss), net......   47,785   (10,653)    97,849      942         338        481     7,191       409      290
Realized gains (losses) and unrealized
     appreciation (depreciation)
     on investments:
 Realized capital gain distributions
     on mutual funds....................  455,314   547,674     57,531        -           -          -         -         -        -
 Realized gains (losses) on
     sales of investments, net..........  (43,663)  (40,863)   210,059      (20)       (863)       (73) (129,292)  (13,042) (38,203)
                                        -------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................  411,651   506,811    267,590      (20)       (863)       (73) (129,292)  (13,042) (38,203)
  Net change in unrealized appreciation
   (depreciation) on investments........ (632,033) (622,167)    89,659   (1,300)       (828)     4,391    94,253   (92,072) 140,678
                                        -------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net................... (220,382) (115,356)   357,249   (1,320)     (1,691)     4,318   (35,039) (105,114) 102,475
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
     net assets from operations.........$(172,597) (126,009)   455,098     (378)     (1,353)     4,799   (27,848) (104,705) 102,765
                                        ===========================================================================================

            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                  USALLIANZ                         USALLIANZ                      USALLIANZ
                                          VIP DIVERSIFIED ASSETS FUND          VIP FIXED INCOME FUND            VIP GROWTH FUND
                                        --------------------------------------------------------------------------------------------
                                            2001      2000      1999        2001       2000       1999      2001      2000     1999
                                        --------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....    $ 609         -          -         -           -          -         4         -        -
                                        --------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....       79       415          -         -           -          -        33         -        -
 Administrative charges.................       20       104          -         -           -          -         8         -        -
                                        --------------------------------------------------------------------------------------------
     Total expenses.....................       99       519          -         -           -          -        41         -        -
                                        --------------------------------------------------------------------------------------------
     Investment income (loss), net......      510      (519)         -         -           -          -       (37)        -        -
Realized gains (losses) and unrealized
     appreciation (depreciation)
     on investments:
 Realized capital gain distributions
     on mutual funds....................        -       164          -         -           -          -         -         -        -
 Realized gains (losses) on sales
     of investments, net................      (14)      (11)         -         -           -          -        (1)        -        -
                                        --------------------------------------------------------------------------------------------
Realized gains (losses)
     on investments, net................      (14)      153          -         -           -          -        (1)        -        -
  Net change in unrealized
     appreciation (depreciation)
     on investments.....................     (874)     (504)         -         -           -          -       (21)        -        -
                                        --------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net...................     (888)     (351)         -         -           -          -       (22)        -        -
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations....................    $(378)     (870)         -         -           -          -       (59)        -        -
                                        ============================================================================================

            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                  USALLIANZ                        USALLIANZ                      USALLIANZ
                                            AGGRESSIVE GROWTH FUND            AMERICAN GROWTH FUND           CAPITAL GROWTH FUND
                                        --------------------------------------------------------------------------------------------
                                            2001      2000      1999       2001        2000       1999      2001      2000    1999
                                        --------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....      $ -         -          -         -           -          -         -         -        -
                                        --------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....        -         -          -         1           -          -         -         -        -
 Administrative charges.................        -         -          -         -           -          -         -         -        -
                                        --------------------------------------------------------------------------------------------
     Total expenses.....................        -         -          -         1           -          -         -         -        -
                                        --------------------------------------------------------------------------------------------
     Investment income (loss), net              -         -          -        (1)          -          -         -         -        -
Realized gains (losses)
     and unrealized appreciation
     (depreciation) on investments:
 Realized capital gain distributions
     on mutual funds....................        -         -          -         -           -          -         -         -        -
 Realized gains (losses) on sales
     of investments, net................        -         -          -         -           -          -         -         -        -
                                        --------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................        -         -          -         -           -          -         -         -        -
  Net change in unrealized
     appreciation (depreciation)
     on investments.....................        -         -          -       (40)          -          -         -         -        -
                                        --------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net...................        -         -          -       (40)          -          -         -         -        -
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
     net assets from operations.........      $ -         -          -       (41)          -          -         -         -        -
                                        ============================================================================================

            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                  USALLIANZ                       USALLIANZ                      USALLIANZ
                                                 COMSTOCK FUND               GROWTH AND INCOME FUND         STRATEGIC GROWTH FUND
                                        --------------------------------------------------------------------------------------------
                                            2001      2000      1999       2001       2000       1999       2001      2000    1999
                                        --------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares....     $  -         -          -         -           -          -         -         -        -
                                        --------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges.....        2         -          -         -           -          -        10         -        -
 Administrative charges.................        -         -          -         -           -          -         2         -        -
                                        --------------------------------------------------------------------------------------------
     Total expenses.....................        2         -          -         -           -          -        12         -        -
                                        --------------------------------------------------------------------------------------------
     Investment income (loss), net......       (2)        -          -         -           -          -       (12)        -        -
Realized gains (losses)
     and unrealized appreciation
     (depreciation) on investments:
 Realized capital gain distributions
     on mutual funds....................        -         -          -         -           -          -         -         -        -
 Realized gains (losses) on
     sales of investments, net..........        -         -          -         -           -          -         -         -        -
                                        --------------------------------------------------------------------------------------------
     Realized gains (losses)
     on investments, net................        -         -          -         -           -          -         -         -        -
  Net change in unrealized appreciation
   (depreciation) on investments........        9         -          -         -           -          -      (483)        -        -
                                        --------------------------------------------------------------------------------------------
     Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net...................        9         -          -         -           -          -      (483)        -        -
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations....................      $ 7         -          -         -           -          -      (495)        -        -
                                        ============================================================================================


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                                      VAN KAMPEN LIT
                                                                EMERGING GROWTH PORTFOLIO              TOTAL ALL FUNDS
                                                           --------------------------------------------------------------------
                                                                 2001      2000        1999       2001      2000     1999
                                                           --------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares.......................       $  -         -           -    676,612     707,744   1,437,281
                                                           --------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges........................          4         -           -     74,851     139,624     166,941
 Administrative charges....................................          1         -           -     18,710      34,906      41,732
                                                           --------------------------------------------------------------------
     Total expenses........................................          5         -           -     93,561     174,530     208,673
                                                           --------------------------------------------------------------------
     Investment income (loss), net.........................         (5)        -           -    583,051     533,214   1,228,608
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds.......          -         -           -  2,121,827   2,160,477   1,192,768
 Realized gains (losses) on sales of investments, net......          -         -           -   (265,419)    (40,890)    438,044
                                                           --------------------------------------------------------------------
     Realized gains (losses) on investments, net                     -         -           -  1,856,408   2,119,587   1,630,812
  Net change in unrealized appreciation
     (depreciation) on investments.........................         26         -           - (3,054,615) (3,048,861)    127,167
                                                           --------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net.......         26         -           - (1,198,207)   (929,274)  1,757,979
                                                           --------------------------------------------------------------------
Net increase (decrease) in net assets from operations......        $21         -           -   (615,156)   (396,060)  2,986,587
                                                           ====================================================================


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                                                                           ALGER AMERICAN LEVERAGED
                                                AIM V.I. GROWTH FUND      ALGER AMERICAN GROWTH PORTFOLIO       ALLCAP PORTFOLIO
                                         -------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001        2000        1999     2001      2000     1999
                                         -------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.........   $ (300)   (2,085)       (17)     (243)     (1,630)       (85)     (388)   (1,107)    (63)
  Realized gains (losses)
  on investments, net...................   (5,913)      (22)         1    25,134      35,245          -     2,362    13,768       1
  Net change in unrealized
   appreciation (depreciation)
   on investments.......................  (68,449)  (87,251)     1,702   (37,029)    (75,327)     2,939   (17,739)  (59,438)    356
                                         -------------------------------------------------------------------------------------------
     Net increase (decrease)
      in net assets from operations.....  (74,662)  (89,358)     1,686   (12,138)    (41,712)     2,854   (15,765)  (46,777)    294
                                         -------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments.....................   23,729    33,410         60    10,299      25,800        290     9,445    29,263     290
  Transfers between funds...............   (2,249)  200,989    102,862    (2,664)    100,163    108,720     3,702   170,811   6,349
  Surrenders and terminations...........        -      (648)         -         -      (1,308)         -      (389)      (87)      -
  Policy loan transactions..............   (2,184)   45,929          3        82      47,581          3      (124)   (4,117)      -
  Other transactions (note 2)...........   (8,654)  (13,819)       (23)   (6,565)    (11,196)       (74)   (7,086)  (12,238)    (30)
                                         -------------------------------------------------------------------------------------------
     Net increase (decrease)
      in net assets resulting
      from policy transactions..........   10,642   265,861    102,902     1,152     161,040    108,939     5,548   183,632   6,609
                                         -------------------------------------------------------------------------------------------
Increase (decrease) in net assets.......  (64,020)  176,503    104,588   (10,986)    119,328    111,793   (10,217)  136,855   6,903
Net assets at beginning of year.........  281,091   104,588          -   231,121     111,793          -   143,758     6,903       -
                                         -------------------------------------------------------------------------------------------
Net assets at end of year............... $217,071   281,091    104,588   220,135     231,121    111,793   133,541   143,758    6,903
                                         ===========================================================================================


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                              FRANKLIN AGGRESSIVE         FRANKLIN GLOBAL            FRANKLIN GLOBAL
                                            GROWTH SECURITIES FUNDCOMMUNICATIONS SECURITIES FUNDHEALTH CARE SECURITIES FUND
                                        --------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001        2000       1999      2001      2000     1999
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.........     $ (4)        -          -    (2,313)     42,957     51,567      (359)   (1,365)   (227)
  Realized gains (losses) on
     investments, net...................      (56)      (17)         -   208,713     504,099    435,615    33,273     2,822    (162)
  Net change in unrealized appreciation
   (depreciation) on investments........      (43)      (56)         -  (513,430) (1,385,750)   183,386   (40,038)   53,733  (1,826)
                                        --------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations........     (103)      (73)         -  (307,030)   (838,694)   670,568    (7,124)   55,190  (2,215)
                                        --------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments.....................      893         -          -    59,200     110,078     91,957     7,140     9,532       -
  Transfers between funds...............    1,026       234          -   (94,594)    187,438     78,700    85,165    98,109  43,673
  Surrenders and terminations...........        -         -          -   (22,923)    (58,839)   (92,132)   (3,289)      (23)      -
  Policy loan transactions..............        8         -          -   (14,913)    (15,158)   (58,830)       73    (2,594)      -
  Other transactions (note 2)...........     (349)      (51)         -   (37,380)    (92,196)   (69,624)   (6,065)   (5,702) (1,606)
                                        --------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting
      from policy transactions..........    1,578       183          -  (110,610)    131,323    (49,929)   83,024    99,322  42,067
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets.......    1,475       110          -  (417,640)   (707,371)   620,639    75,900   154,512  39,852
Net assets at beginning of year.........      110         -          - 1,655,019   2,362,390  1,741,751   202,629    48,117   8,265
                                        --------------------------------------------------------------------------------------------
Net assets at end of year...............   $1,585       110          - 1,237,379   1,655,019  2,362,390   278,529   202,629  48,117
                                        ============================================================================================


            See accompanying notes to unaudited financial statements.

                                       25

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                             FRANKLIN GROWTH AND                                              FRANKLIN INCOME
                                            INCOME SECURITIES FUND         FRANKLIN HIGH INCOME FUND          SECURITIES FUND
                                      ---------------------------------------------------------------------------------------------
                                          2001     2000        1999      2001        2000       1999      2001      2000     1999
                                      ---------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......  $ (2,148)  173,941     95,714   192,839      (1,134)   366,753    78,416   136,280   117,308
  Realized gains (losses)
     on investments, net.............   290,492   320,842    363,952   (13,117)    (26,540)    11,491    71,996    (8,110)  (69,640)
  Net change in unrealized
   appreciation (depreciation)
   on investments....................  (299,122)  (27,277)  (453,957) (148,678)   (151,720)  (391,353) (125,579)   27,941   (78,033)
                                      ---------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....   (10,778)  467,506      5,709    31,044    (179,394)   (13,109)   24,833   156,111 (30,365)
                                      ---------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................   157,843   324,636    426,492    13,075      31,452     41,715    57,110   125,569   184,826
  Transfers between funds............    63,939  (353,966)   160,733   (27,517)    (15,935)  (340,702)   44,705  (204,758) (229,489)
  Surrenders and terminations........   (41,023)  (90,526)  (172,737)   (4,647)    (19,834)   (19,154)  (46,763)  (39,703) (146,257)
  Policy loan transactions...........   (31,578)  (13,798)   (33,949)   (3,992)     (1,996)   111,630   (22,784)    2,625   (33,988)
  Other transactions (note 2)........   (96,043) (181,752)  (217,639)  (14,568)    (30,340)   (38,583)  (36,098)  (68,593)  (95,328)
                                      ---------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting
      from policy transactions.......    53,138  (315,406)   162,900   (37,649)    (36,653)  (245,094)   (3,830) (184,860) (320,236)
                                      ---------------------------------------------------------------------------------------------
Increase (decrease) in net assets....    42,360   152,100    168,609    (6,605)   (216,047)  (258,203)   21,003   (28,749) (350,601)
Net assets at beginning of year...... 3,226,650 3,074,550  2,905,941 1,179,701   1,395,748  1,653,951 1,177,665 1,206,414 1,557,015
                                      ---------------------------------------------------------------------------------------------
Net assets at end of year............$3,269,010 3,226,650  3,074,550 1,173,096   1,179,701  1,395,748 1,198,668 1,177,665 1,206,414
                                      ---------------------------------------------------------------------------------------------


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                  FRANKLIN LARGE                                               FRANKLIN NATURAL
                                          CAP GROWTH SECURITIES FUND        FRANKLIN MONEY MARKET FUND    RESOURCES SECURITIES FUND
                                        --------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001      2000       1999       2001      2000     1999
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......   $   1,445    (3,541)    (2,387)   24,322     70,823     59,354     2,666      (881)     960
  Realized gains (losses)
     on investments, net.............     256,910    76,709      2,133         -          -          -     4,072    26,306  (11,396)
  Net change in unrealized
   appreciation (depreciation)
   on investments....................    (320,565)  (33,965)   185,307        (1)         -          -   (45,377)  103,385   57,915
                                        --------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....     (62,210)   39,203    185,053    24,321     70,823     59,354   (38,639)  128,810   47,479
                                        --------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................      18,357    30,535      2,228    30,272    106,149  1,449,209     2,350    10,460   11,095
  Transfers between funds............      (5,736)  306,708    415,799  (202,319)    58,039 (1,876,143)  125,319   (67,427) 158,751
  Surrenders and terminations........    (121,800)  (11,993)         -    (5,681)  (203,639)    (5,222)   (7,447)   (4,636)  (4,568)
  Policy loan transactions...........          21    (4,703)         -    (4,477)    18,991   (212,772)     (385)     (692)  (1,372)
  Other transactions (note 2)........     (19,459)  (30,875)    (9,373)  (13,366)   (31,332)   (37,400)   (6,454)  (11,318)  (7,584)
                                        --------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets resulting
       from policy transactions......    (128,617)  289,672    408,654  (195,571)   (51,792)  (682,328)  113,383   (73,613) 156,322
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets....    (190,827)  328,875    593,707  (171,250)    19,031   (622,974)   74,744    55,197  203,801
Net assets at beginning of year......   1,247,375   918,500    324,793 1,300,193  1,281,162  1,904,136   384,061   328,864  125,063
                                        --------------------------------------------------------------------------------------------
Net assets at end of year............  $1,056,548 1,247,375    918,500 1,128,943  1,300,193  1,281,162   458,805   384,061  328,864
                                       =============================================================================================


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                                                FRANKLIN RISING
                                            FRANKLIN REAL ESTATE FUND       DIVIDENDS SECURITIES FUND    FRANKLIN S&P 500 INDEX FUND
                                         -------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001        2000       1999      2001      2000     1999
                                         -------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......    $ 23,233    34,775     45,281    (4,542)     30,690      8,815     3,062    (2,507)    (32)
  Realized gains (losses) on
   investments, net..................       5,041    37,509   (112,147)   70,895     115,014     18,788    (1,212)    1,498       -
  Net change in unrealized
   appreciation (depreciation)
   on investments....................      12,020    87,847     31,946    26,460      40,370   (153,361)  (42,608)  (43,782)  1,544
                                         -------------------------------------------------------------------------------------------
     Net increase (decrease)
      in net assets from operations..      40,294   160,131    (34,920)   92,813     186,074   (125,758)  (40,758)  (44,791)  1,512
                                         -------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................      23,630    66,238     95,970    49,385     111,694    154,974    19,061    37,656     188
  Transfers between funds............     (14,509) (115,448)    29,166    51,940    (126,040)   163,115    16,268   448,523 133,170
  Surrenders and terminations........      (8,054)  (20,492)   (27,988)  (15,710)    (49,852)   (55,133)        -    (1,253)      -
  Policy loan transactions...........      (6,623)   (1,933)    (4,008)   (5,614)     (6,627)    (7,676)     (775)   (2,604)      4
  Other transactions (note 2)........     (22,364)  (42,031)   (50,794)  (38,683)    (71,484)   (86,406)  (16,630)  (21,281)    (83)
                                         -------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting
      from policy transactions.......     (27,920) (113,666)    42,346    41,318    (142,309)   168,874    17,924   461,041 133,279
                                         -------------------------------------------------------------------------------------------
Increase (decrease) in net assets....      12,374    46,465      7,426   134,131      43,765     43,116   (22,834)  416,250 134,791
Net assets at beginning of year......     656,574   610,109    602,683 1,095,484   1,051,719  1,008,603   551,041   134,791       -
                                         -------------------------------------------------------------------------------------------
Net assets at end of year............    $668,948   656,574    610,109 1,229,615   1,095,484  1,051,719   528,207   551,041 134,791
                                         ===========================================================================================


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                                            FRANKLIN TECHNOLOGY                   FRANKLIN
                                            FRANKLIN SMALL CAP FUND           SECURITIES FUND               U.S. GOVERNMENT FUND
                                       --------------------------------------------------------------------------------------------
                                             2001     2000       1999       2001       2000    1999     2001      2000        1999
                                       --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $    2,846    (10,384)   (10,041)      (60)        (5)    -     74,022     (6,392)   144,300
  Realized gains (losses)
   on investments, net...............      (6,398)   176,770    347,241      (533)       (93)    -      4,206     (2,965)     6,118
  Net change in unrealized
   appreciation (depreciation)
   on investments....................    (200,525)  (514,056)   472,910    (1,542)    (4,042)    -    (46,775)   117,591   (167,882)
                                       --------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....    (204,077)  (347,670)   810,110    (2,135)    (4,140)    -     31,453    108,234    (17,464)
                                       --------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................      76,496    150,525    110,923     3,978      3,078     -     13,348     28,096     35,686
  Transfers between funds............     (89,012)   431,378     56,814     9,740     11,897     -    (12,561)     4,280    118,949
  Surrenders and terminations........      (5,345)   (58,959)   (18,608)        -          -     -    (13,576)   (28,054)    (4,133)
  Policy loan transactions...........      (4,015)    (7,636)    (7,020)        -          -     -     (2,144)     1,972     (5,749)
  Other transactions (note 2)........     (49,348)  (103,527)   (66,249)   (1,734)    (1,290)    -    (15,229)   (27,533)   (31,127)
                                       --------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting
      from policy transactions.......     (71,224)   411,781     75,860    11,984     13,685     -    (30,162)   (21,239)   113,626
                                       --------------------------------------------------------------------------------------------
Increase (decrease) in net assets....    (275,301)    64,111    885,970     9,849      9,545     -      1,291     86,995     96,162
Net assets at beginning of year......   1,759,841  1,695,730    809,760     9,545          -     -  1,091,393  1,004,398    908,236
                                       --------------------------------------------------------------------------------------------
Net assets at end of year............  $1,484,540  1,759,841  1,695,730    19,394      9,545     -  1,092,684  1,091,393  1,004,398
                                       ============================================================================================


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                  FRANKLIN VALUE                 FRANKLIN ZERO                  FRANKLIN ZERO
                                                 SECURITIES FUND              COUPON FUND - 2000             COUPON FUND - 2005
                                          ------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001       2000       1999       2001      2000     1999
                                          ------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......      $   40       (37)        (4)       -      26,157     54,800     22,652   (2,703)  44,776
  Realized gains (losses)
   on investments, net...............         552       (63)        (5)       -       9,896      9,749      8,732   12,763    4,008
  Net change in unrealized
   appreciation (depreciation)
   on investments....................       1,017     1,233       (203)       -     (22,160)   (56,550)   (20,781)  31,059  (74,447)
                                          ------------------------------------------------------------------------------------------
     Net increase (decrease)
      in net assets from operations..       1,609     1,133       (212)       -      13,893      7,999     10,603   41,119  (25,663)
                                          ------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................         201        25          -        -           -          -          -        -        -
  Transfers between funds............      17,645    (1,755)     2,985        -    (313,038)         -          -  (11,096)       -
  Surrenders and terminations........           -       (88)         -        -     (49,071)         -    (18,203)       -        -
  Policy loan transactions...........           -         -          -        -        (176)    (5,480)         -        -        -
  Other transactions (note 2)........        (325)      (72)       (60)       -      (2,865)    (3,818)    (2,107)  (3,850)  (4,393)
                                          ------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      policy transactions............      17,521    (1,890)     2,925        -    (365,150)    (9,298)   (20,310) (14,946)  (4,393)
                                          ------------------------------------------------------------------------------------------
Increase (decrease) in net assets....      19,130      (757)     2,713        -    (351,257)    (1,299)    (9,707)  26,173  (30,056)
Net assets at beginning of year......       5,054     5,811      3,098        -     351,257    352,556    387,085  360,912  390,968
                                          ------------------------------------------------------------------------------------------
Net assets at end of year............     $24,184     5,054      5,811        -          -     351,257    377,378  387,085  360,912
                                          ==========================================================================================

            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                  FRANKLIN ZERO                 MUTUAL DISCOVERY                MUTUAL SHARES
                                               COUPON FUND - 2010                SECURITIES FUND               SECURITIES FUND
                                        -------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001     2000       1999      2001      2000       1999
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......    $ 31,355    (3,128)    67,059     8,987   11,248      9,330    16,342    21,704     21,398
  Realized gains (losses)
   on investments, net...............      22,508     6,500      4,998    72,302   10,104      1,014    74,671    42,386     57,630
  Net change in unrealized
   appreciation (depreciation)
   on investments....................     (51,228)   65,817   (146,933)  (49,635)  28,641     87,371    28,081    47,863     58,050
                                        -------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....       2,635    69,189    (74,876)   31,654   49,993     97,715   119,094   111,953    137,078
                                        -------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................          23        11          -     1,468    2,010          -    35,489    71,550     85,752
  Transfers between funds............          (1)        4     17,617    12,966  (40,606)    47,820    19,650  (198,835)   (66,613)
  Surrenders and terminations........           -         -          -       (16)    (409)         -      (872)   (8,995)   (53,521)
  Policy loan transactions...........        (238)     (224)      (211)     (274)    (272)      (184)   (5,310)   21,945        639
  Other transactions (note 2)........      (3,391)   (5,867)    (7,354)   (7,102)  (9,859)    (8,537)  (25,827)  (43,572)   (51,904)
                                        -------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      policy transactions............      (3,607)   (6,076)    10,052     7,042  (49,136)    39,099    23,130  (157,907)   (85,647)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets....        (972)   63,113    (64,824)   38,696      857    136,814   142,224   (45,954)    51,431
Net assets at beginning of year......     454,476   391,363    456,187   547,795  546,938    410,124 1,044,113 1,090,067  1,038,636
                                        -------------------------------------------------------------------------------------------
Net assets at end of year............    $453,504   454,476    391,363   586,491  547,795    546,938 1,186,337 1,044,113  1,090,067
                                        ===========================================================================================


            See accompanying notes to unaudited financial statements.

                                       31

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                           SP JENNISON INTERNATIONAL   SP STRATEGIC PARTNERS         TEMPLETON ASSET
                                               GROWTH PORTFOLIO      FOCUSED GROWTH PORTFOLIO         STRATEGY FUND
                                        -----------------------------------------------------------------------------------
                                            2001     2000    1999     2001     2000     1999     2001    2000     1999
                                        -----------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......        $  -        -        -       -        -        -    2,399    (1,445)   15,532
  Realized gains (losses)
   on investments, net...............           -        -        -       -        -        -   20,797      (116)   16,879
  Net change in unrealized
   appreciation (depreciation)
   on investments....................           -        -        -       -        -        -  (38,618)   (3,389)  (16,541)
                                        -----------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....           -        -        -       -        -        -  (15,422)   (4,950)   15,870
                                        -----------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................           -        -        -       -        -        -      653       750     1,388
  Transfers between funds............           -        -        -       -        -        -      115      (151)        -
  Surrenders and terminations........           -        -        -       -        -        -        -      (374)        -
  Policy loan transactions...........           -        -        -       -        -        -     (313)     (299)     (249)
  Other transactions (note 2)........           -        -        -       -        -        -   (2,922)   (4,124)   (4,265)
                                        -----------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      policy transactions............           -        -        -       -        -        -   (2,467)   (4,198)   (3,126)
                                        -----------------------------------------------------------------------------------
Increase (decrease) in net assets....           -        -        -       -        -        -  (17,889)   (9,148)   12,744
Net assets at beginning of year......           -        -        -       -        -        -  242,194   251,342   238,598
                                        -----------------------------------------------------------------------------------
Net assets at end of year............        $  -        -        -       -        -        -  224,305   242,194   251,342
                                        ===================================================================================


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                             TEMPLETON DEVELOPING               TEMPLETON                     TEMPLETON GROWTH
                                          MARKETS SECURITIES FUND      GLOBAL INCOME SECURITIES FUND           SECURITIES FUND
                                      ---------------------------------------------------------------------------------------------
                                         2001      2000       1999      2001      2000       1999       2001      2000        1999
                                      ---------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......  $ 3,551     3,958      3,388     4,658    (1,216)    16,088     44,202     30,666     20,421
  Realized gains (losses)
   on investments, net...............  (11,749)  (15,322)   (36,364)   (1,170)   (2,572)   (19,414)   441,576    290,117    371,008
  Net change in unrealized
   appreciation (depreciation)
   on investments....................   (4,326) (242,509)   329,456   (10,177)    8,475     (9,989)  (499,465)  (296,523)    30,632
                                      ---------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....  (12,524) (253,873)   296,480    (6,689)    4,687    (13,315)   (13,687)    24,260    422,061
                                      ---------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................   46,734   113,505    121,799    12,464    30,890     40,576    128,757    295,194    303,315
  Transfers between funds............    5,279   (91,761)    12,846   (10,600)  (34,319)    (6,299)    18,965   (156,944)   521,326
  Surrenders and terminations........  (12,498)  (15,660)   (58,096)   (5,400)  (14,000)    (6,067)   (52,713)   (44,456)   (97,718)
  Policy loan transactions...........   (5,646)  (10,671)    (5,057)   (1,745)     (915)    (5,426)   (29,869)     3,884    (20,511)
  Other transactions (note 2)........  (21,278)  (48,263)   (58,605)   (7,373)  (15,580)   (18,386)   (86,403)  (168,698)  (160,767)
                                      ---------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting
      from policy transactions.......   12,591   (52,850)    12,887   (12,654)  (33,924)     4,398    (21,263)   (71,020)   545,645
                                      ---------------------------------------------------------------------------------------------
Increase (decrease) in net assets....       67  (306,723)   309,367   (19,343)  (29,237)    (8,917)   (34,950)   (46,760)   967,706
Net assets at beginning of year......  566,104   872,827    563,460   151,181   180,418    189,335  2,704,317  2,751,077  1,783,371
                                      ---------------------------------------------------------------------------------------------
Net assets at end of year............ $566,171   566,104    872,827   131,838   151,181    180,418  2,669,367  2,704,317  2,751,077
                                      =============================================================================================


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                             TEMPLETON INTERNATIONAL        TEMPLETON INTERNATIONAL          TEMPLETON PACIFIC
                                                 SECURITIES FUND            SMALLER COMPANIES FUND        GROWTH SECURITIES FUND
                                       --------------------------------------------------------------------------------------------
                                            2001      2000       1999      2001       2000       1999      2001      2000     1999
                                       --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......  $   47,785   (10,653)    97,849       942        338        481     7,191       409     290
  Realized gains (losses)
   on investments, net...............     411,651   506,811    267,590       (20)      (863)       (73) (129,292)  (13,042) (38,203)
  Net change in unrealized
   appreciation (depreciation)
   on investments....................    (632,033) (622,167)    89,659    (1,300)      (828)     4,391    94,253   (92,072) 140,678
                                       --------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....    (172,597) (126,009)   455,098      (378)    (1,353)     4,799   (27,848) (104,705) 102,765
                                       --------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................     119,975   258,394    311,731       231        197          -    11,838    69,233   73,542
  Transfers between funds............     208,161  (215,971)   (29,725)   12,505     (4,945)    16,263  (264,672)  (69,227)  38,598
  Surrenders and terminations........     (30,009)  (61,698)  (170,512)        -         (9)         -    (4,465)  (10,627)  (7,288)
  Policy loan transactions...........     (18,606)   13,375    (30,248)        -          -          -        (1)     (211)  (1,853)
  Other transactions (note 2)........     (71,481) (140,472)  (155,117)     (591)      (667)      (481)   (7,366)  (33,466) (38,569)
                                       --------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      policy transactions............     208,040  (146,372)   (73,871)   12,145     (5,424)    15,782  (264,666)  (44,298)  64,430
                                       --------------------------------------------------------------------------------------------
Increase (decrease) in net assets....      35,443  (272,381)   381,227    11,767     (6,777)    20,581  (292,514) (149,003) 167,195
Net assets at beginning of year......   1,935,711 2,208,092  1,826,865    31,907     38,684     18,103   292,514   441,517  274,322
                                       --------------------------------------------------------------------------------------------
Net assets at end of year............  $1,971,154 1,935,711  2,208,092    43,674     31,907     38,684         -   292,514  441,517
                                       ============================================================================================


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                   USALLIANZ                 USALLIANZ                  USALLIANZ
                                          VIP DIVERSIFIED ASSETS FUND  VIP FIXED INCOME FUND         VIP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2001      2000       1999     2001     2000     1999     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......      $  510      (519)         -        -        -        -      (37)       -       -
  Realized gains (losses)
   on investments, net...............         (14)      153          -        -        -        -       (1)       -       -
  Net change in unrealized
   appreciation (depreciation)
   on investments....................        (874)     (504)         -        -        -        -      (21)       -       -
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....        (378)     (870)         -        -        -        -      (59)       -       -
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................         850       359          -        -        -        -      220        -       -
  Transfers between funds............       1,117     5,476          -        -        -        -    1,126        -       -
  Surrenders and terminations........           -         -          -        -        -        -        -        -       -
  Policy loan transactions...........           8    22,905          -        -        -        -        -        -       -
  Other transactions (note 2)........        (517)     (470)         -        -        -        -      (81)       -       -
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      policy transactions............       1,458    28,270          -        -        -        -    1,265        -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets....       1,080    27,400          -        -        -        -    1,206        -       -
Net assets at beginning of year......      27,400         -          -        -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year............     $28,480    27,400          -        -        -        -    1,206        -       -
---------------------------------------------------------------------------------------------------------------------------


            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                   USALLIANZ                 USALLIANZ                  USALLIANZ
                                            AGGRESSIVE GROWTH FUND     AMERICAN GROWTH FUND        CAPITAL GROWTH FUND
                                        -----------------------------------------------------------------------------------
                                            2001     2000    1999     2001     2000     1999     2001    2000     1999
                                        -----------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......        $ -        -        -      (1)       -        -        -        -       -
  Realized gains (losses)
   on investments, net...............          -        -        -       -        -        -        -        -       -
  Net change in unrealized
   appreciation (depreciation)
   on investments....................          -        -        -     (40)       -        -        -        -       -
                                        -----------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations.....          -        -        -     (41)       -        -        -        -       -
                                        -----------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments..................          -        -        -   1,823        -        -        -        -       -
  Transfers between funds............          -        -        -     599        -        -        -        -       -
  Surrenders and terminations........          -        -        -       -        -        -        -        -       -
  Policy loan transactions...........          -        -        -       -        -        -        -        -       -
  Other transactions (note 2)........          -        -        -     (72)       -        -        -        -       -
                                        -----------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      policy transactions............          -        -        -   2,350        -        -        -        -       -
                                        -----------------------------------------------------------------------------------
Increase (decrease) in net assets....          -        -        -   2,309        -        -        -        -       -
Net assets at beginning of year......          -        -        -       -        -        -        -        -       -
                                        -----------------------------------------------------------------------------------
Net assets at end of year............        $ -        -        -   2,309        -        -        -        -       -
                                        ===================================================================================

            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                   USALLIANZ                 USALLIANZ                  USALLIANZ
                                                 COMSTOCK FUND        GROWTH AND INCOME FUND      STRATEGIC GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2001     2000    1999     2001     2000     1999     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.........     $ (2)      -        -       -        -        -      (12)       -       -
  Realized gains (losses) on
   investments, net.....................        -       -        -       -        -        -        -        -       -
  Net change in unrealized
   appreciation (depreciation)
   on investments.......................        9       -        -       -        -        -     (483)       -       -
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations........        7       -        -       -        -        -     (495)       -       -
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments.....................      42        -        -       -        -        -    2,909        -       -
  Transfers between funds...............   6,223        -        -       -        -        -   10,354        -       -
  Surrenders and terminations...........       -        -        -       -        -        -        -        -       -
  Policy loan transactions..............       -        -        -       -        -        -        -        -       -
  Other transactions (note 2)...........     (17)       -        -       -        -        -     (128)       -       -
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      policy transactions...............    6,248       -        -       -        -        -   13,135        -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets.......    6,255       -        -       -        -        -   12,640        -       -
Net assets at beginning of year.........        -       -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year...............   $6,255       -        -       -        -        -   12,640        -       -
---------------------------------------------------------------------------------------------------------------------------


            See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 (UNAUDITED), AND DECEMBER 31, 2000, AND 1999

                                                             VAN KAMPEN LIT
                                                       EMERGING GROWTH PORTFOLIO              TOTAL ALL FUNDS
                                                     ----------------------------------------------------------------
                                                       2001     2000     1999          2001       2000         1999
                                                     ----------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...................    $  (5)      -        -         583,051     533,214    1,228,608
  Realized gains (losses) on investments, net.....        -       -        -       1,856,408   2,119,587    1,630,812
  Net change in unrealized appreciation
   (depreciation) on investments..................       26       -        -      (3,054,615) (3,048,861)     127,167
                                                     ----------------------------------------------------------------
     Net increase (decrease) in net assets
      from operations.............................       21       -        -        (615,156)   (396,060)   2,986,587
                                                     ----------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments...............................       42       -        -         939,330   2,076,289    3,544,006
  Transfers between funds.........................    8,561       -        -          (1,364)      1,827     (314,715)
  Surrenders and terminations.....................        3       -        -        (420,820)   (795,233)    (939,134)
  Policy loan transactions........................        -       -        -        (161,418)    104,581     (322,304)
  Other transactions (note 2).....................      (17)      -        -        (633,073) (1,234,383)  (1,224,179)
                                                     ----------------------------------------------------------------
     Net increase (decrease) in net assets
      resulting from policy transactions..........    8,589       -        -        (277,345)    153,081      743,674
                                                     ----------------------------------------------------------------
Increase (decrease) in net assets.................    8,610       -        -        (892,501)   (242,979)   3,730,261
Net assets at beginning of year...................        -       -        -      24,583,102  24,826,081   21,095,820
                                                     ----------------------------------------------------------------
Net assets at end of year.........................   $8,610       -        -      23,690,601  24,583,102   24,826,081
                                                     ================================================================

            See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
June 30, 2001 (unaudited)


1. ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following investment advisers in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
---------------------------------------------------------------------------
AIM V.I. Growth Fund                                     AIM Advisors, Inc.
Alger American Growth Portfolio                          Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund               Franklin Advisers, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund               Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin Technology Securities Fund                      Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                         Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund                            Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
Templeton International Securities Fund                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)



1. ORGANIZATION (CONTINUED)

Portfolio                                      Investment Adviser
-----------------------------------------------------------------
USAllianz VIP Diversified Assets Fund *        Allianz of America, Inc.
USAllianz VIP Fixed Income Fund *              Allianz of America, Inc.
USAllianz VIP Growth Fund *                    Allianz of America, Inc.
USAllianz Aggressive Growth Fund               USAllianz Advisers LLC
USAllianz American Growth Fund                 USAllianz Advisers LLC
USAllianz Capital Growth Fund                  USAllianz Advisers LLC
USAllianz Comstock Fund                        USAllianz Advisers LLC
USAllianz Growth and Income Fund               USAllianz Advisers LLC
USAllianz Strategic Growth Fund                USAllianz Advisers LLC
Van Kampen Emerging Growth Fund                Van Kampen Asset Management, Inc.

*    Portfolio contains class 2 shares which assess 12b-1 fees.

2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios .

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3 %.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following funds were added as investment options on the designated dates below:

Date Added to Separate Account        Portfolio Name
------------------------------        --------------
      November 12, 1999               Aim VI Growth Fund
                                      Alger American Growth Fund
                                      Alger American Leveraged AllCap Fund
                                      Franklin S&P 500 Index Fund
                                      USAllianz VIP Diversified Assets Fund
                                      USAllianz VIP Fixed Fund
                                      USAllianz VIP Growth Fund
         May 1, 2000                  Franklin Aggressive Growth Securities Fund
                                      Franklin Technology Securities Fund
         May 1, 2001                  USAllianz Aggressive Growth Fund
                                      USAllianz American Growth Fund
                                      USAllianz Capital Growth Fund
                                      USAllianz Comstock Fund
                                      USAllianz Growth and Income Fund
                                      USAllianz Strategic Growth Fund
                                      Van Kampen Emerging Growth Fund

The Franklin Zero Coupon Fund - 2000 and the Templeton Pacific Growth Fund were closed on December 15, 2000 and March 29, 2001, respectively.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                       Effective Date
-----------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund  November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund       November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund             November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund   November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund               December 15, 1999
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund            May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund     May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund   May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund               May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund        May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund              May 1, 2000

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES
A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the period ended June 30, 2001 (unaudited), and the years ended December 31, 2000, and 1999 were $459,041, $1,042,625, and $1,024,902, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the period ended June 30, 2001 (unaudited), and the years ended December 31, 2000, and 1999 were $26,344, $48,565, and $42,540, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the period ended June 30, 2001 (unaudited), and the years ended December 31, 2000, and 1999 were $69,385, $143,193, and $167,757, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the period ended June 30, 2001 or the years ended December 31, 2000, and 1999, respectively. Net transfers (to)/from the Fixed Account during the period ended June 30, 2001 (unaudited) and the years ended December 31, 2000, and 1999 were ($1,364), $1,827, and ($314,715), respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2001 (unaudited) are as follows.

                                                                COST OF           PROCEEDS FROM
PORTFOLIO                                                      PURCHASES              SALES
                                                              ----------------------------------
AIM V.I. Growth Fund                                            $19,590                8,947
Alger American Growth Portfolio                                  35,676                6,514
Alger American Leveraged AllCap Portfolio                        14,861                4,613
Franklin Aggressive Growth Securities Fund                        1,904                  322
Franklin Global Communications Securities Fund                  332,646              146,061
Franklin Global Health Care Securities Fund                     125,661                9,649
Franklin Growth and Income Securities Fund                      442,853               87,438
Franklin High Income Fund                                       205,797               46,083
Franklin Income Securities Fund                                 227,811               76,917
Franklin Large Cap Growth Securities Fund                       271,458              162,551
Franklin Money Market Fund                                      234,075              400,567
Franklin Natural Resources Securities Fund                      133,685               16,336
Franklin Real Estate Fund                                        36,160               37,747
Franklin Rising Dividends Securities Fund                       152,612               40,045
Franklin S&P 500 Index Fund                                      34,630               11,691
Franklin Small Cap Fund                                          60,712              124,750
Franklin Technology Securities Fund                              13,394                1,411
Franklin U.S. Government Fund                                   117,549               69,481
Franklin Value Securities Fund                                   18,455                  304
Franklin Zero Coupon Fund - 2005                                 28,353               20,311
Franklin Zero Coupon Fund - 2010                                 55,540                3,629
Mutual Discovery Securities Fund                                109,145               21,601
Mutual Shares Securities Fund                                   141,853               26,450
SP Jennison International Growth Portfolio                            -                    -
SP Strategic Partners Focused Growth Portfolio                        -                    -
Templeton Asset Strategy Fund                                    24,772                3,152
Templeton Developing Markets Securities Fund                     50,998               32,834
Templeton Global Income Securities Fund                          12,704               20,330
Templeton Growth Securities Fund                                594,420              110,014
Templeton International Securities Fund                         828,041              108,156
Templeton International Smaller Companies  Fund                  13,739                  538
Templeton Pacific Growth Securities Fund                              -              275,237
USAllianz VIP Diversified Assets Fund                             2,472                  406
USAllianz VIP Fixed Income Fund                                       -                    -
USAllianz VIP Growth Fund                                         1,345                   75
USAllianz Aggressive Growth Fund                                      -                    -
USAllianz American Growth Fund                                    2,357                    7
USAllianz Capital Growth Fund                                         -                    -
USAllianz Comstock Fund                                           6,264                   16
USAllianz Growth and Income Fund                                      -                    -
USAllianz Strategic Growth Fund                                  13,182                   47
Van Kampen Emerging Growth Fund                                   8,604                   16

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


5. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the period ended June 30, 2001 (unaudited) and the years ended December 31, 2000, and 1999, were as follows:

                                                          ALGER   FRANKLIN       FRANKLIN    FRANKLIN   FRANKLIN
                                                ALGER  AMERICAN AGGRESSIVE         GLOBAL      GLOBAL GROWTH AND FRANKLIN   FRANKLIN
                                        AIM  AMERICAN LEVERAGED     GROWTH COMMUNICATIONS HEALTH CARE     INCOME     HIGH     INCOME
                                V.I. GROWTH    GROWTH    ALLCAP SECURITIES     SECURITIES  SECURITIES SECURITIES   INCOME SECURITIES
                                       FUND PORTFOLIO PORTFOLIO       FUND           FUND        FUND       FUND     FUND       FUND
                                ---------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998..............         -         -        -           -         50,549         776     67,901   67,218     61,071
Policy transactions:
 Purchase payments..............         6        27       24           -          2,513           -      9,794    1,690      7,313
 Transfers between funds........     9,424    10,207      546           -          2,372       4,350      3,569  (13,852)    (9,019)
 Surrenders and terminations....         -         -        -           -         (2,487)          -     (3,906)    (778)    (5,700)
 Policy loan transactions.......         -         -        -           -         (1,632)          -       (776)   4,472     (1,326)
 Other transactions.............        (2)       (7)      (3)          -         (1,783)       (176)    (4,992)  (1,561)    (3,782)
                                ---------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting from
      policy transactions.......     9,428    10,227      567           -         (1,017)      4,174      3,689  (10,029)   (12,514)
                                ---------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1999..............     9,428    10,227      567           -         49,532       4,950     71,590   57,189     48,557
                                ===================================================================================================

Policy transactions:
 Purchase payments..............     3,057     2,401    2,585           -          2,534         670      7,352    1,335      4,725
 Transfers between funds........    16,754     9,105   14,072          21          3,840       7,097     (8,380)    (324)    (8,608)
 Surrenders and terminations....       (61)     (113)      (8)          -         (1,346)         (2)    (2,009)    (839)    (2,375)
 Policy loan transactions.......     4,191     4,417     (315)          -           (340)       (155)      (305)     (85)       152
 Other transactions.............    (1,262)   (1,042)  (1,072)         (6)        (2,139)       (390)    (4,095)  (1,296)    (2,578)
                                ---------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting from
      policy transactions.......    22,679    14,768   15,262          15          2,549       7,220     (7,437)  (1,209)    (8,684)
                                ---------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 2000..............    32,107    24,995   15,829          15         52,081      12,170     64,153   55,980     39,873
                                ===================================================================================================

Policy transactions:
 Purchase payments..............     3,479     1,154    1,156         137          2,106         487      3,198      582      1,912
 Transfers between funds........      (361)     (303)     456         157         (3,673)      5,986      1,353   (1,212)     1,516
 Surrenders and terminations....         -         -      (46)          -           (722)       (244)      (828)    (202)    (1,571)
 Policy loan transactions.......      (342)        8      (14)          1           (448)          5       (641)    (179)      (766)
 Other transactions.............    (1,239)     (731)    (863)        (54)        (1,308)       (423)    (1,935)    (648)    (1,207)
                                ---------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting from
      policy transactions.......     1,537       128      689         241         (4,045)      5,811      1,147   (1,659)      (116)
                                ---------------------------------------------------------------------------------------------------

Units outstanding at
 June 30, 2001 (unaudited)......    33,644    25,123   16,518         256         48,036      17,981     65,300   54,321     39,757
                                ===================================================================================================

                                       44

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

                                       FRANKLIN            FRANKLIN            FRANKLIN
                                      LARGE CAP FRANKLIN    NATURAL FRANKLIN     RISING FRANKLIN FRANKLIN   FRANKLIN   FRANKLIN
                                         GROWTH    MONEY  RESOURCES     REAL  DIVIDENDS  S&P 500    SMALL TECHNOLOGY       U.S.
                                     SECURITIES   MARKET SECURITIES   ESTATE SECURITIES    INDEX      CAP SECURITIES GOVERNMENT
                                           FUND     FUND       FUND     FUND       FUND     FUND     FUND       FUND       FUND
                                     ------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998..............         20,496  112,248     13,373   22,103     45,571        -   54,335          -     38,233
Policy transactions:
 Purchase payments..............            121   63,552        994    3,616      7,371       18    6,412          -      1,517
 Transfers between funds........         24,283  (88,436)    13,577    1,406      7,234   12,857    2,514          -      5,003
 Surrenders and terminations....              -     (303)      (385)  (1,034)    (2,659)       -   (1,091)         -       (178)
 Policy loan transactions.......              -  (12,282)      (121)    (148)      (360)       -     (330)         -       (245)
 Other transactions.............           (541)  (2,142)      (648)  (1,924)    (4,136)      (8)  (3,631)         -     (1,327)
                                     ------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting from
      policy transactions.......         23,863  (39,611)    13,417    1,916      7,450   12,867    3,874          -      4,770
                                     ------------------------------------------------------------------------------------------

Units outstanding at
  December 31, 1999.............         44,359   72,637     26,790   24,019     53,021   12,867   58,209          -     43,003
                                     ==========================================================================================

Policy transactions:
 Purchase payments..............          1,343    5,915        713    2,272      5,536    3,642    5,132        282      1,160
 Transfers between funds........         13,772    2,914     (3,207)  (4,323)    (6,292)  43,825   13,434      1,110        174
 Surrenders and terminations....           (505) (10,521)      (332)    (718)    (2,458)    (118)  (1,717)         -     (1,177)
 Policy loan transactions.......           (209)   1,024        (51)     (58)      (317)    (243)    (260)         -         79
 Other transactions.............         (1,367)  (1,870)      (816)  (1,455)    (3,523)  (2,075)  (3,530)      (126)    (1,137)
                                     ------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting from
      policy transactions.......         13,034   (2,538)    (3,693)  (4,282)    (7,054)  45,031   13,059      1,266       (901)
                                     ------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2000..............         57,393   70,099     23,097   19,737     45,967   57,898   71,268      1,266     42,102
                                     ==========================================================================================

Policy transactions:
 Purchase payments..............            859    1,619        144      705      2,016    2,113    3,454        623        505
 Transfers between funds........           (398) (10,660)     7,882     (443)     2,229    1,820   (4,134)     1,515       (498)
 Surrenders and terminations....         (5,668)    (451)      (454)    (239)      (674)       -     (276)         -       (520)
 Policy loan transactions.......              1     (239)       (24)    (197)      (234)     (91)    (185)         -        (81)
 Other transactions.............           (909)    (713)      (394)    (667)    (1,583)  (1,850)  (2,220)      (273)      (574)
                                     ------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting from
      policy transactions.......         (6,115) (10,444)     7,154     (841)     1,754    1,992   (3,361)     1,865     (1,168)
                                     ------------------------------------------------------------------------------------------

Units outstanding at
 June 30, 2001 (unaudited)......         51,278   59,655     30,251   18,896     47,721   59,890   67,907      3,131     40,934
                                     ==========================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

                                            FRANKLIN FRANKLIN FRANKLIN
                                  FRANKLIN      ZERO     ZERO     ZERO     MUTUAL     MUTUAL   SP JENNISON   SP STRATEGIC TEMPLETON
                                     VALUE    COUPON   COUPON   COUPON  DISCOVERY     SHARES INTERNATIONAL       PARTNERS     ASSET
                                SECURITIES      FUND     FUND     FUND SECURITIES SECURITIES        GROWTH FOCUSED GROWTH  STRATEGY
                                      FUND    - 2000   - 2005   - 2010       FUND       FUND     PORTFOLIO      PORTFOLIO      FUND
                                    ------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998..............       399    13,016   11,778   11,597     36,029     86,534             -              -    17,144
Policy transactions:
Purchase payments...............         -         -        -        -          -      6,655             -              -        97
Transfers between funds.........       351         -        -       36      3,795     (4,569)            -              -         -
Surrenders and terminations.....         -         -        -        -          -     (3,954)            -              -         -
Policy loan transactions........         -      (200)       -       (6)       (15)        44             -              -       (17)
 Other transactions.............        (8)     (140)    (139)    (205)      (694)    (4,023)            -              -      (302)
                                    ------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting
      from policy transactions..       343      (340)    (139)    (175)     3,086     (5,847)            -              -      (222)
                                    ------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1999..............       742    12,676   11,639   11,422     39,115     80,687             -              -    16,922
                                    ===============================================================================================

Policy transactions:
Purchase payments...............         3         -        -        -        133      5,167             -              -        52
Transfers between funds.........      (207)  (10,857)    (347)       -     (2,803)   (15,201)            -              -       (10)
Surrenders and terminations.....       (10)   (1,716)       -        -        (28)      (646)            -              -       (26)
Policy loan transactions........         -        (6)       -       (6)       (18)     1,669             -              -       (22)
 Other transactions.............        (9)      (97)    (118)    (159)      (663)    (3,142)            -              -      (291)
                                    ------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting from
      policy transactions.......      (223)  (12,676)    (465)    (165)    (3,379)   (12,153)            -              -      (297)
                                    ------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2000..............       519         -   11,174   11,257     35,736     68,534             -              -    16,625
                                    ===============================================================================================

Policy transactions:
Purchase payments...............        19         -        -        1         94      2,205             -              -        46
Transfers between funds.........     1,709         -        -        -        766      1,208             -              -         8
Surrenders and terminations.....         -         -     (522)       -         (1)       (56)            -              -         -
Policy loan transactions........         -         -        -       (6)       (18)      (332)            -              -       (22)
 Other transactions.............       (31)        -      (59)     (82)      (451)    (1,603)            -              -      (207)
                                    ------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting from
      policy transactions.......     1,697         -     (581)     (87)       390      1,422             -              -      (175)
                                    ------------------------------------------------------------------------------------------------

Units outstanding at
 June 30, 2001 (unaudited)......     2,216         -   10,593   11,170     36,126     69,956             -              -    16,450
                                    ===============================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

                             TEMPLETON  TEMPLETON                              TEMPLETON  TEMPLETON   USALLIANZ
                            DEVELOPING     GLOBAL  TEMPLETON     TEMPLETON INTERNATIONAL    PACIFIC         VIP USALLIANZ USALLIANZ
                               MARKETS     INCOME     GROWTH INTERNATIONAL       SMALLER     GROWTH DIVERSIFIED VIP FIXED       VIP
                            SECURITIES SECURITIES SECURITIES    SECURITIES     COMPANIES SECURITIES      ASSETS    INCOME    GROWTH
                                  FUND       FUND       FUND          FUND          FUND       FUND        FUND      FUND      FUND
                                ---------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998...........   70,793     10,487    109,847       94,761          1,899     32,474           -         -         -
Policy transactions:
Purchase payments............   12,797      2,351     17,440       15,075              -      7,406           -         -         -
Transfers between funds......     (292)      (416)    29,397       (1,898)         1,448      2,890           -         -         -
Surrenders and terminations..   (5,532)      (354)    (5,394)      (8,060)             -       (672)          -         -         -
Policy loan transactions.....     (539)      (312)    (1,166)      (1,465)             -       (168)          -         -         -
 Other transactions..........   (5,779)    (1,070)    (9,072)      (7,285)           (46)    (3,497)          -         -         -
                                ---------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting
      from policy
      transactions...........      655        199     31,205       (3,633)         1,402      5,959           -         -         -
                                ---------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 1999...........   71,448     10,686    141,052       91,128          3,301     38,433           -         -         -
                                ===================================================================================================

Policy transactions:
Purchase payments............   11,310      1,863     15,727       11,396             17      7,188          36         -         -
Transfers between funds......   (9,182)    (2,073)    (8,316)      (9,529)          (490)    (6,552)        361         -         -
Surrenders and terminations..   (1,608)      (833)    (2,401)      (2,727)            (1)    (1,086)          -         -         -
Policy loan transactions.....   (1,007)       (55)       230          576              -        (30)      2,269         -         -
 Other transactions..........   (4,733)      (939)    (8,981)      (6,191)           (56)    (3,415)        (45)        -         -
                                ---------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting
      from policy
      transactions...........   (5,220)    (2,037)    (3,741)      (6,475)          (530)    (3,895)      2,621         -         -
                                ---------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2000...........   66,228      8,649    137,311       84,653          2,771     34,538       2,621         -         -
                                ===================================================================================================

Policy transactions:
Purchase payments............    5,507        727      6,580        5,563             20      1,426          82         -        27
Transfers between funds......      377       (613)       991       10,324          1,092    (34,552)        112         -       129
Surrenders and terminations..   (1,564)      (315)    (2,774)      (1,809)             -       (529)          -         -         -
Policy loan transactions.....     (650)      (101)    (1,525)        (866)             -         (2)          1         -         -
 Other transactions..........   (2,505)      (428)    (4,414)      (3,303)           (50)      (881)        (50)        -       (10)
                                ---------------------------------------------------------------------------------------------------
     Net increase (decrease)
      in units resulting
      from policy
      transactions...........    1,165       (730)    (1,142)       9,909          1,062    (34,538)        145         -       146
                                ---------------------------------------------------------------------------------------------------

Units outstanding at
 June 30, 2001 (unaudited)...   67,393      7,919    136,169       94,562          3,833          -       2,766         -       146
                                ===================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

                                              USALLIANZ  USALLIANZ USALLIANZ           USALLIANZ   USALLIANZ   VAN KAMPEN
                                             AGGRESSIVE   AMERICAN   CAPITAL USALLIANZ    GROWTH & STRATEGIC LIT EMERGING     TOTAL
                                                 GROWTH     GROWTH    GROWTH  COMSTOCK    INCOME      GROWTH       GROWTH       ALL
                                                   FUND       FUND      FUND      FUND      FUND        FUND         FUND     FUNDS
                                             --------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                -          -         -         -         -           -            - 1,050,632
Policy transactions:
Purchase payments..........................           -          -         -         -         -           -            -   166,789
Transfers between funds....................           -          -         -         -         -           -            -    16,777
Surrenders and terminations................           -          -         -         -         -           -            -   (42,487)
Policy loan transactions...................           -          -         -         -         -           -            -   (16,592)
 Other transactions........................           -          -         -         -         -           -            -   (58,923)
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in units
      resulting from policy transactions...           -          -         -         -         -           -            -    65,564
                                             --------------------------------------------------------------------------------------

 Units outstanding at December 31, 1999....           -          -         -         -         -           -            - 1,116,196
                                             ======================================================================================

Policy transactions:
Purchase payments..........................           -          -         -         -         -           -            -   103,546
Transfers between funds....................           -          -         -         -         -           -            -    29,778
Surrenders and terminations................           -          -         -         -         -           -            -   (35,381)
Policy loan transactions...................           -          -         -         -         -           -            -    11,125
 Other transactions........................           -          -         -         -         -           -            -   (58,618)
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in units
      resulting from policy transactions...           -          -         -         -         -           -            -    50,450
                                             --------------------------------------------------------------------------------------

 Units outstanding at December 31, 2000....           -          -         -         -         -           -            - 1,166,646
                                             ======================================================================================

Policy transactions:
Purchase payments..........................           -        181         -         4         -         289            4    49,024
Transfers between funds....................           -         63         -       619         -       1,035          904   (14,596)
Surrenders and terminations................           -          -         -         -         -           -            -   (19,465)
Policy loan transactions...................           -          -         -         -         -           -            -    (6,947)
 Other transactions........................           -         (7)        -        (2)        -         (13)          (2)  (31,689)
                                             --------------------------------------------------------------------------------------
     Net increase (decrease) in units
      resulting from policy transactions...           -        237         -       621         -       1,311          906   (23,673)
                                             --------------------------------------------------------------------------------------

Units outstanding at
 June 30, 2001 (unaudited).................           -        237         -       621         -       1,311          906 1,142,973
                                             ======================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


6. UNIT VALUES

A summary of units outstanding, unit values, and total return for variable life contracts and the expense ratios, for the period ended June 30, 2001 (unaudited) and each of the five years in the period ended December 31, 2000 follows:

                                                                                                               RATIO OF
                                                                                                               EXPENSES
                                                               UNITS         UNIT        TOTAL        NET     TO AVERAGE
                                                            OUTSTANDING      VALUE     RETURN***    ASSETS    NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH FUND
June 30, 2001 (unaudited)                                    33,644       $ 6.452          -26.3% $ 217,071     0.75%**
December 31,
 2000                                                        32,107         8.755          -21.1    281,091     0.75
 19991                                                        9,428        11.094           10.9    104,588     0.75

ALGER AMERICAN GROWTH PORTFOLIO
June 30, 2001 (unaudited)                                    25,123         8.763           -5.2    220,135     0.75**
December 31,
 2000                                                        24,995         9.247          -15.4    231,121     0.75
 19991                                                       10,227        10.932            9.3    111,793     0.75

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
June 30, 2001 (unaudited)                                    16,518         8.083          -11.0    133,541     0.75**
December 31,
 2000                                                        15,829         9.081          -25.4    143,758     0.75
 19991                                                          567        12.171           21.7      6,903     0.75

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
June 30, 2001 (unaudited)                                       256         6.215          -17.7      1,585     0.75**
December 31,
 20007                                                           15         7.552          -24.5        110     0.75

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
June 30, 2001 (unaudited)                                    48,036        25.759          -18.9  1,237,379     0.75**
December 31,
 2000                                                        52,081        31.777          -33.4  1,655,019     0.75
 1999                                                        49,532        47.679           38.4  2,362,390     0.75
 1998                                                        50,549        34.456           10.4  1,741,751     0.75
 1997                                                        51,056        31.223           25.8  1,594,097     0.75
 1996                                                        54,519        24.816            6.3  1,352,938     0.75

FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND
June 30, 2001 (unaudited)                                    17,981        15.491           -7.0    278,529     0.75**
December 31,
 2000                                                        12,170        16.650           71.3    202,629     0.75
 1999                                                         4,950         9.720           -8.8     48,117     0.75
 19982                                                          776        10.656            6.6      8,265     0.75

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


6. UNIT VALUES (CONTINUED)

                                                                                                               RATIO OF
                                                                                                               EXPENSES
                                                               UNITS         UNIT        TOTAL        NET     TO AVERAGE
                                                            OUTSTANDING      VALUE     RETURN***    ASSETS    NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH AND INCOME SECURITIES FUND
June 30, 2001 (unaudited)                                    65,300      $ 50.061           -0.5%$ 3,269,010    0.75%**
December 31,
 2000                                                        64,153        50.297           17.1  3,226,650     0.75
 1999                                                        71,590        42.947            0.4  3,074,550     0.75
 1998                                                        67,901        42.797            7.5  2,905,941     0.75
 1997                                                        58,217        39.803           26.8  2,317,193     0.75
 1996                                                        54,351        31.393           13.3  1,706,254     0.75

FRANKLIN HIGH INCOME FUND
June 30, 2001 (unaudited)                                    54,321        21.597            2.5  1,173,096     0.75**
December 31,
 2000                                                        55,980        21.074          -13.7  1,179,701     0.75
 1999                                                        57,189        24.406           -0.8  1,395,748     0.75
 1998                                                        67,218        24.606            0.2  1,653,951     0.75
 1997                                                        74,683        24.565           10.7  1,834,614     0.75
 1996                                                        84,503        22.188           13.0  1,874,953     0.75

FRANKLIN INCOME SECURITIES FUND
June 30, 2001 (unaudited)                                    39,757        30.151            2.1  1,198,668     0.75**
December 31,
 2000                                                        39,873        29.536           18.9  1,177,665     0.75
 1999                                                        48,557        24.846           -2.5  1,206,414     0.75
 1998                                                        61,071        25.496            0.9  1,557,015     0.75
 1997                                                        47,169        25.273           16.2  1,192,087     0.75
 1996                                                        39,985        21.747           10.4    869,551     0.75

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
June 30, 2001 (unaudited)                                    51,278        20.605           -5.2  1,056,548     0.75**
December 31,
 2000                                                        57,393        21.734            5.0  1,247,375     0.75
 1999                                                        44,359        20.706           30.7    918,500     0.75
 1998                                                        20,496        15.847           19.4    324,793     0.75
 1997                                                         7,386        13.273           17.4     98,032     0.75
 19963                                                          391        11.303           13.0      4,418     0.75

FRANKLIN MONEY MARKET FUND
June 30, 2001 (unaudited)                                    59,655        18.924            2.0  1,128,943     0.75**
December 31,
 2000                                                        70,099        18.548            5.2  1,300,193     0.75
 1999                                                        72,637        17.638            4.0  1,281,162     0.75
 1998                                                       112,248        16.964            4.4  1,904,136     0.75
 1997                                                        43,767        16.244            4.5    710,942     0.75
 1996                                                        46,930        15.550            4.4    729,749     0.75

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


6. UNIT VALUES (CONTINUED)

                                                                                                               RATIO OF
                                                                                                               EXPENSES
                                                               UNITS         UNIT        TOTAL        NET     TO AVERAGE
                                                            OUTSTANDING      VALUE     RETURN***    ASSETS    NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN NATURAL RESOURCES SECURITIES FUND
June 30, 2001 (unaudited)                                    30,251      $ 15.168           -8.8% $ 458,805     0.75%**
December 31,
 2000                                                        23,097        16.631           35.5    384,061     0.75
 1999                                                        26,790        12.277           31.3    328,864     0.75
 1998                                                        13,373         9.353          -25.9    125,063     0.75
 1997                                                         8,354        12.629          -19.6    105,493     0.75
 1996                                                         8,152        15.704            3.2    128,017     0.75

FRANKLIN REAL ESTATE FUND
June 30, 2001 (unaudited)                                    18,896        35.400            6.4    668,948     0.75**
December 31,
 2000                                                        19,737        33.265           31.0    656,574     0.75
 1999                                                        24,019        25.401           -6.8    610,109     0.75
 1998                                                        22,103        27.267          -17.4    602,683     0.75
 1997                                                        19,569        33.025           19.8    646,288     0.75
 1996                                                        12,678        27.568           31.8    349,516     0.75

FRANKLIN RISING DIVIDENDS SECURITIES FUND
June 30, 2001 (unaudited)                                    47,721        25.766            8.1  1,229,615     0.75**
December 31,
 2000                                                        45,967        23.831           20.1  1,095,484     0.75
 1999                                                        53,021        19.835          -10.4  1,051,719     0.75
 1998                                                        45,571        22.132            6.1  1,008,603     0.75
 1997                                                        31,403        20.855           32.0    654,915     0.75
 1996                                                        19,304        15.795           23.2    304,911     0.75

FRANKLIN S&P 500 INDEX FUND
June 30, 2001 (unaudited)                                    59,890         8.820           -7.3    528,207     0.75**
December 31,
 2000                                                        57,898         9.517           -9.1    551,041     0.75
 19991                                                       12,867        10.476            4.8    134,791     0.75

FRANKLIN SMALL CAP FUND
June 30, 2001 (unaudited)                                    67,907        21.861          -11.5  1,484,540     0.75**
December 31,
 2000                                                        71,268        24.693          -15.2  1,759,841     0.75
 1999                                                        58,209        29.131           95.5  1,695,730     0.75
 1998                                                        54,335        14.903           -1.7    809,760     0.75
 1997                                                        23,599        15.164           16.5    357,841     0.75
 1996                                                         4,338        13.011           28.1     56,436     0.75

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


6. UNIT VALUES (CONTINUED)

                                                                                                               RATIO OF
                                                                                                               EXPENSES
                                                               UNITS         UNIT        TOTAL        NET     TO AVERAGE
                                                            OUTSTANDING      VALUE     RETURN***    ASSETS    NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
June 30, 2001 (unaudited)                                     3,131       $ 6.195          -17.9%  $ 19,394     0.75%**
December 31,
 20007                                                        1,266         7.542          -24.6      9,545     0.75

FRANKLIN U.S. GOVERNMENT FUND
June 30, 2001 (unaudited)                                    40,934        26.693            3.0  1,092,684     0.75**
December 31,
 2000                                                        42,102        25.921           11.0  1,091,393     0.75
 1999                                                        43,003        23.356           -1.7  1,004,398     0.75
 1998                                                        38,233        23.755            6.6    908,236     0.75
 1997                                                        39,400        22.276            8.5    877,698     0.75
 1996                                                        45,204        20.532            2.8    928,142     0.75

FRANKLIN VALUE SECURITIES FUND
June 30, 2001 (unaudited)                                     2,216        10.909           12.2     24,184     0.75**
December 31,
 2000                                                           519         9.720           24.3      5,054     0.75
 1999                                                           742         7.820            0.9      5,811     0.75
 19982                                                          399         7.751          -22.5      3,098     0.75

FRANKLIN ZERO COUPON FUND - 2000
December 31,
 1999                                                        12,676        27.709            2.3    351,257     0.75
 1998                                                        13,016        27.086            6.7    352,556     0.75
 1997                                                        13,796        25.386            6.3    350,230     0.75
 1996                                                        14,687        23.880            1.7    350,723     0.75

FRANKLIN ZERO COUPON FUND - 2005
June 30, 2001 (unaudited)                                    10,593        35.629            2.8    377,378     0.75**
December 31,
 2000                                                        11,174        34.646           11.7    387,085     0.75
 1999                                                        11,639        31.011           -6.6    360,912     0.75
 1998                                                        11,778        33.196           11.7    390,968     0.75
 1997                                                        11,932        29.722           10.5    354,637     0.75
 1996                                                        14,331        26.888           -1.3    385,323     0.75

FRANKLIN ZERO COUPON FUND - 2010
June 30, 2001 (unaudited)                                    11,170        40.604            0.6    453,504     0.75**
December 31,
 2000                                                        11,257        40.376           17.8    454,476     0.75
 1999                                                        11,422        34.265          -12.9    391,363     0.75
 1998                                                        11,597        39.336           13.6    456,187     0.75
 1997                                                        11,826        34.629           15.7    409,523     0.75
 1996                                                        11,896        29.931           -3.4    356,054     0.75

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


6. UNIT VALUES (CONTINUED)

                                                                                                               RATIO OF
                                                                                                               EXPENSES
                                                               UNITS         UNIT        TOTAL        NET     TO AVERAGE
                                                            OUTSTANDING      VALUE     RETURN***    ASSETS    NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
June 30, 2001 (unaudited)                                    36,126      $ 16.234            5.9% $ 586,491     0.75%**
December 31,
 2000                                                        35,736        15.329            9.6    547,795     0.75
 1999                                                        39,115        13.983           22.8    546,938     0.75
 1998                                                        36,029        11.383           -5.7    410,124     0.75
 1997                                                        29,439        12.072           18.5    355,384     0.75
 19964                                                        4,953        10.190            1.9     50,468     0.75

MUTUAL SHARES SECURITIES FUND
June 30, 2001 (unaudited)                                    69,956        16.958           11.3  1,186,337     0.75**
December 31,
 2000                                                        68,534        15.235           12.8  1,044,113     0.75
 1999                                                        80,687        13.509           12.6  1,090,067     0.75
 1998                                                        86,534        12.002           -0.7  1,038,636     0.75
 1997                                                        75,999        12.082           16.9    918,245     0.75
 19964                                                        8,280        10.339            3.4     85,606     0.75

SP JENNISON INTERNATIONAL GROWTH GROWTH FUND
June 30, 2001 (unaudited)5                                        -         8.655          -13.4          -     0.75**

SP STRATEGIC PARTNERS FOCUSED GROWTH FUND
June 30, 2001 (unaudited)5                                        -         9.446           -5.5          -     0.75**

TEMPLETON ASSET STRATEGY FUND
June 30, 2001 (unaudited)                                    16,450        13.635           -6.4    224,305     0.75**
December 31,
 2000                                                        16,625        14.567           -1.9    242,194     0.75
 1999                                                        16,922        14.852            6.7    251,342     0.75
 1998                                                        17,144        13.917           -0.8    238,598     0.75
 1997                                                        22,230        14.027           10.9    311,809     0.75
 1996                                                        30,332        12.651           18.9    383,721     0.75

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
June 30, 2001 (unaudited)                                    67,393         8.401           -1.7    566,171     0.75**
December 31,
 2000                                                        66,228         8.548          -30.0    566,104     0.75
 1999                                                        71,448        12.217           53.5    872,827     0.75
 1998                                                        70,793         7.959          -22.2    563,460     0.75
 1997                                                        62,109        10.230           -9.4    635,389     0.75
 1996                                                        59,260        11.292           20.7    669,146     0.75

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


6. UNIT VALUES (CONTINUED)

                                                                                                               RATIO OF
                                                                                                               EXPENSES
                                                               UNITS         UNIT        TOTAL        NET     TO AVERAGE
                                                            OUTSTANDING      VALUE     RETURN***    ASSETS    NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL INCOME SECURITIES FUND
June 30, 2001 (unaudited)                                     7,919      $ 16.649           -4.7% $ 131,838     0.75%**
December 31,
 2000                                                         8,649        17.478            3.5    151,181     0.75
 1999                                                        10,686        16.881           -6.5    180,418     0.75
 1998                                                        10,487        18.052            6.3    189,335     0.75
 1997                                                         8,916        16.985            1.7    151,430     0.75
 1996                                                         7,756        16.700            8.8    129,516     0.75

TEMPLETON GROWTH SECURITIES FUND
June 30, 2001 (unaudited)                                   136,169        19.604           -0.5  2,669,367     0.75**
December 31,
 2000                                                       137,311        19.695            1.0  2,704,317     0.75
 1999                                                       141,052        19.504           20.1  2,751,077     0.75
 1998                                                       109,847        16.235            8.2  1,783,371     0.75
 1997                                                        85,767        15.010           12.7  1,287,362     0.75
 1996                                                        58,157        13.324           20.4    774,892     0.75

TEMPLETON INTERNATIONAL SECURITIES FUND
June 30, 2001 (unaudited)                                    94,562        20.845           -8.8  1,971,154     0.75**
December 31,
 2000                                                        84,653        22.866           -5.6  1,935,711     0.75
 1999                                                        91,128        24.230           25.7  2,208,092     0.75
 1998                                                        94,761        19.278            4.8  1,826,865     0.75
 1997                                                        78,634        18.400           10.9  1,446,893     0.75
 1996                                                        60,849        16.598           22.0  1,010,009     0.75

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
June 30, 2001 (unaudited)                                     3,833        11.391           -1.0     43,674     0.75**
December 31,
 2000                                                         2,771        11.510           -1.8     31,907     0.75
 1999                                                         3,301        11.717           23.0     38,684     0.75
 1998                                                         1,899         9.528          -12.9     18,103     0.75
 1997                                                         1,139        10.943           -2.2     12,470     0.75
 19963                                                            -        11.194           11.9          -     0.75

TEMPLETON PACIFIC GROWTH SECURITIES FUND
June 30, 2001 (unaudited)                                         -             -            -            -     -
December 31,
 2000                                                        34,538         8.470          -26.3    292,514     0.75
 1999                                                        38,433        11.488           36.0    441,517     0.75
 1998                                                        32,474         8.447          -13.8    274,322     0.75
 1997                                                        29,580         9.798          -36.4    289,825     0.75
 1996                                                        27,810        15.412           10.3    428,593     0.75

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 2001 (unaudited)


6. UNIT VALUES (CONTINUED)

                                                                                                               RATIO OF
                                                                                                               EXPENSES
                                                               UNITS         UNIT        TOTAL        NET     TO AVERAGE
                                                            OUTSTANDING      VALUE     RETURN***    ASSETS    NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
USALLIANZ VIP DIVERSIFIED ASSETS FUND
June 30, 2001 (unaudited)                                     2,766      $ 10.299           -1.5%  $ 28,480     0.75%**
December 31,
 2000                                                         2,621        10.457            2.7     27,400     0.75
 19991                                                            -             -            -            -     0.75

USALLIANZ VIP FIXED INCOME FUND
June 30, 2001 (unaudited)                                         -             -            -            -     0.75**
December 31,
 2000                                                             -             -            -            -     0.75
 19991                                                            -             -            -            -     0.75

USALLIANZ VIP GROWTH FUND
June 30, 2001 (unaudited)                                       146         8.247          -16.0      1,206     0.75**
December 31,
 2000                                                             -         9.566            -            -     0.75
 19991                                                            -             -            -            -     0.75

USALLIANZ AGGRESSIVE GROWTH FUND
June 30, 2001 (unaudited)5                                        -         9.348           -6.5          -     0.75**

USALLIANZ AMERICAN GROWTH FUND
June 30, 2001 (unaudited)5                                      237         9.728           -2.7      2,309     0.75**

USALLIANZ CAPITAL GROWTH FUND
June 30, 2001 (unaudited)5                                        -         9.888           -1.1          -     0.75**

USALLIANZ COMSTOCK FUND
June 30, 2001 (unaudited)5                                      621        10.058            0.6      6,255     0.75**

USALLIANZ GROWTH AND INCOME FUND
June 30, 2001 (unaudited)5                                        -        10.126            1.3          -     0.75**

USALLIANZ STRATEGIC GROWTH FUND
June 30, 2001 (unaudited)5                                    1,311         9.638           -3.6     12,640     0.75**

VAN KAMPEN EMERGING GROWTH FUND
June 30, 2001 (unaudited)5                                      906         9.493           -5.1      8,610     0.75**

* For the year ended December 31, excluding the effect of the expenses of the underlying portfolios and charges made directly to the policyholder through the redemption of units.

**   Annualized.

***  Total return does not reflect sales charge.

1    Period from November 12, 1999 (fund commencement) to December 31, 1999.

2    Period from May 1, 1998 (fund commencement) to December 31, 1998.

3    Period from May 1, 1996 (fund commencement) to December 31, 1996.

4    Period from November 8, 1996 (fund commencement) to December 31, 1996.

5    Period from May 1, 2001 (fund commencement) to June 30, 2001.

6    Period from May 1, 1995 (fund commencement) to December 31, 1995.

7    Period from May 1, 2000 (fund commencement) to December 31, 2000.


                                       55


                         ALLIANZ LIFE INSURANCE COMPANY
                                       OF
                         NORTH AMERICA AND SUBSIDIARIES

                     GAAP CONSOLIDATED FINANCIAL STATEMENTS

                                  JUNE 30, 2001

                                   (UNAUDITED)

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES


CONSOLIDATED BALANCE SHEET (IN THOUSANDS)


                                                                                                      (UNAUDITED)
                                                                                                         JUNE 30,   DECEMBER 31,
Assets                                                                                                       2001          2000
                                                                                                ----------------------------------
Investments:
 Fixed maturity securities, at fair value                                                             $ 6,544,080     5,590,904
 Equity securities, at fair value                                                                         430,260       600,922
 Mortgage loans on real estate                                                                            596,951       566,547
 Short-term securities                                                                                    208,035       309,524
 Policy loans                                                                                              61,322        57,066
 Real estate                                                                                              341,807       333,836
 Options                                                                                                  119,200       101,796
 Investment in equity investments                                                                           5,086         3,655
 Loan to affiliate                                                                                        100,000             0
 Other long-term investments                                                                                3,481         3,380
   Total investments                                                                                    8,410,222     7,567,630

Cash                                                                                                       73,473        41,627
Accrued investment income                                                                                 100,548        88,298
Receivables (net of allowance for uncollectible accounts)                                                 255,238       309,047
Reinsurance recoverable:
 Funds held on deposit                                                                                  1,143,902     1,144,153
 Recoverable on future policy benefit reserves                                                          3,167,583     3,259,954
 Recoverable on unpaid claims                                                                             357,133       358,567
 Receivable on paid claims                                                                                 75,186        63,034
Goodwill (net of accumulated amortization)                                                                305,196       312,122
Value of business acquired (net of accumulated amortization)                                              169,521       189,454
Deferred acquisition costs                                                                              1,061,276       941,511
Home office property and equipment
 (net of accumulated depreciation)                                                                        108,326        52,630
Federal income tax recoverable                                                                              9,072           652
Other assets                                                                                               72,885        65,815
                                                                                                ----------------------------------
   Assets, exclusive of separate account assets                                                        15,309,561    14,394,494
Separate account assets                                                                                 6,225,512     6,822,883
                                                                                                ----------------------------------
   Total assets                                                                                       $21,535,073    21,217,377
                                                                                                ==================================


                                       2



ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES


CONSOLIDATED BALANCE SHEET (IN THOUSANDS)


                                                                                                      (UNAUDITED)
                                                                                                         JUNE 30,  DECEMBER 31,
Liabilities and stockholder's equity                                                                         2001          2000
                                                                                                ----------------------------------
Liabilities:
  Future benefit reserves:
  Life                                                                                                $ 2,103,208     2,045,746
  Annuity                                                                                               9,902,599     9,007,312
 Policy and contract claims                                                                               886,924       912,539
 Unearned premiums                                                                                         49,393        48,907
 Reinsurance payable                                                                                      113,986       146,826
 Deferred income on reinsurance                                                                           156,213       166,503
 Income taxes payable                                                                                       9,276        15,361
 Accrued expenses                                                                                          83,824        90,159
 Commissions due and accrued                                                                               51,241        57,173
 Other policyholder funds                                                                                 107,154       136,911
 Amounts drawn in excess of bank balances                                                                  78,844        49,247
 Home office mortgage payable                                                                             102,010        37,136
 Other liabilities                                                                                         69,675        65,210
                                                                                                ----------------------------------
   Liabilities, exclusive of separate account liabilities                                              13,714,347    12,779,030

 Separate account liabilities                                                                           6,225,512     6,822,883
                                                                                                ----------------------------------
   Total liabilities                                                                                   19,939,859    19,601,913
                                                                                                ==================================

Stockholder's equity:
 Common stock, $1 par value, 20 million shares
  authorized, issued and outstanding                                                                       20,000        20,000
 Additional paid-in capital                                                                               830,274       830,274
 Retained earnings                                                                                        731,192       738,354
 Accumulated other comprehensive income                                                                    13,748        26,836
                                                                                                ----------------------------------
   Total stockholder's equity                                                                           1,595,214     1,615,464

   Total liabilities and stockholder's equity                                                         $21,535,073    21,217,377
                                                                                                ==================================

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES


CONSOLIDATED STATEMENTS OF OPERATIONS (IN THOUSANDS)
(UNAUDITED)

                                                                                                              SIX MONTHS ENDED
                                                                                                                  JUNE 30,
                                                                                                             2001          2000
                                                                                                    ------------------------------
Revenue:
 Life insurance premiums                                                                                $ 242,162       210,092
 Other life policy considerations                                                                          30,063        36,232
 Annuity considerations                                                                                    87,637       102,004
 Accident and health premiums                                                                             311,820       290,322
                                                                                                    ------------------------------
   Total premiums and considerations                                                                      671,682       638,650
 Premiums and annuity considerations ceded                                                                157,282       133,195
                                                                                                    ------------------------------
   Net premiums and considerations                                                                        514,400       505,455
 Investment income, net                                                                                   221,128       203,856
 Realized investment gains                                                                                (15,351)       58,756
 Other                                                                                                     40,550        34,525
                                                                                                    ------------------------------
   Total revenue                                                                                          760,727       802,592
                                                                                                    ------------------------------
Benefits and expenses:
 Life insurance benefits                                                                                  245,024       191,472
 Annuity benefits                                                                                         221,088       214,603
 Accident and health insurance benefits                                                                   233,710       239,485
                                                                                                    ------------------------------
   Total benefits                                                                                         699,822       645,560
 Benefit recoveries                                                                                       216,057       191,862
                                                                                                    ------------------------------
   Net benefits                                                                                           483,765       453,698
 Commissions and other agent compensation                                                                 231,846       178,573
 General and administrative expenses                                                                      137,619       106,814
 Taxes, licenses and fees                                                                                   9,485        12,183
 Amortization of goodwill                                                                                   8,688         8,161
 Amortization of value of business acquired,
  net of interest credited                                                                                  8,706        10,682
 Change in deferred acquisition costs, net                                                               (121,635)      (51,921)
                                                                                                    ------------------------------
   Total benefits and expenses                                                                            758,474       718,190
                                                                                                    ------------------------------
   Income from operations before
     income taxes                                                                                           2,253        84,402
                                                                                                    ------------------------------
Income tax expense (benefit):
 Current                                                                                                   13,532        27,536
 Deferred                                                                                                 (12,744)         (836)
                                                                                                    ------------------------------
   Total income tax expense                                                                                   788        26,700
                                                                                                    ------------------------------
   Income before cumulative effect
     of change in accounting principle                                                                      1,465        57,702
Cumulative effect of change in
  accounting principle, net of tax benefit                                                                 (8,627)            0
                                                                                                    ------------------------------
   Net (loss) income                                                                                    $  (7,162)       57,702
                                                                                                    ==============================

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (IN THOUSANDS)
(UNAUDITED)

                                                                                                            SIX MONTHS ENDED
                                                                                                                  JUNE 30,
                                                                                                             2001      2000
                                                                                                   ------------------------------
Net (loss) income                                                                                       $ (7,162)       57,702
                                                                                                   ------------------------------

Other comprehensive loss:

 Foreign currency translation adjustments, net of tax                                                         (6)            0
                                                                                                   ------------------------------

 Unrealized losses on fixed maturity and equity securities:
  Unrealized holding (losses) gains arising during the period,
   net of tax (benefit) expense of $(12,417) and $481, respectively                                      (23,060)          893
 Reclassification adjustment for (losses) gains included in net income,
  net of tax (benefit) expense of $(5,373) and $20,565, respectively                                      (9,978)       38,192
                                                                                                   ------------------------------
   Total unrealized holding losses                                                                       (13,082)      (37,299)
                                                                                                   ------------------------------

  Total other comprehensive loss                                                                         (13,088)      (37,299)
                                                                                                   ------------------------------

   Total comprehensive (loss) income                                                                    $(20,250)       20,403
                                                                                                   ==============================

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (IN THOUSANDS)
                                                                                                      (UNAUDITED)
                                                                                                         JUNE 30,  DECEMBER 31,
                                                                                                   ------------------------------
                                                                                                             2001          2000
Common stock:
 Balance at beginning and end of period                                                               $    20,000        20,000
                                                                                                   ------------------------------

Additional paid-in capital:
 Balance at beginning and end of period                                                                   830,274       830,274
                                                                                                   ------------------------------

Retained earnings:
 Balance at beginning of period                                                                           738,354       632,320
 Net (loss) income                                                                                         (7,162)      106,034
                                                                                                   ------------------------------
   Balance at end of period                                                                               731,192       738,354
                                                                                                   ------------------------------

Accumulated other comprehensive income: Accumulated unrealized holding gain:
  Balance at beginning of period                                                                           32,382        69,234
  Net unrealized loss on investments during the
   period, net of deferred federal income taxes                                                           (13,082)      (36,852)
                                                                                                   ------------------------------
  Balance at end of period                                                                                 19,300        32,382

Accumulated unrealized foreign currency loss:
 Balance at beginning of period                                                                            (5,546)       (4,748)
 Net unrealized loss on foreign currency
  translation during the period, net of
  deferred federal income taxes                                                                                (6)         (798)
                                                                                                   ------------------------------
 Balance at end of period                                                                                  (5,552)       (5,546)

                                                                                                   ------------------------------
 Total accumulated other comprehensive income                                                              13,748        26,836
                                                                                                   ------------------------------
   Total stockholder's equity                                                                         $ 1,595,214     1,615,464
                                                                                                   ==============================

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES


CONSOLIDATED STATEMENTS OF CASH FLOWS (IN THOUSANDS)
(UNAUDITED)

                                                                                                             SIX MONTHS ENDED
                                                                                                                  JUNE 30,
                                                                                                             2001          2000
                                                                                                   ------------------------------
Cash flows used in operating activities:
 Net (loss) income                                                                                      $  (7,162)       57,702
                                                                                                   ------------------------------

 Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
   Realized investment gains                                                                               15,351       (58,756)
   Unrealized loss (gain) on options                                                                       46,691             0
   Deferred federal income tax (benefit) expense                                                          (12,744)         (836)
   Charges to policy account balances                                                                    (423,273)     (411,160)
   Interest credited to policy account balances                                                           224,347       171,810
   Change in:
  Accrued investment income                                                                               (12,250)       (3,346)
  Receivables                                                                                              53,809    (1,182,925)
  Reinsurance recoverable                                                                                  81,904     1,609,114
  Deferred acquisition costs                                                                             (121,635)      (51,921)
  Future benefit reserves                                                                                 150,385       169,932
  Policy and contract claims
   and other policyholder funds                                                                           (55,372)      (57,315)
  Unearned premiums                                                                                           486        (7,043)
  Reinsurance payable                                                                                     (32,840)      (69,504)
  Current tax recoverable                                                                                   9,928        25,434
  Accrued expenses and other liabilities                                                                   (1,870)     (357,356)
  Commissions due and accrued                                                                              (5,932)       (7,281)
   Depreciation and amortization                                                                            8,284         9,918
   Equity in earnings of equity investments                                                                (2,509)            0
   Cumulative effect of accounting change                                                                   8,627             0
   Other, net                                                                                              (3,209)      (31,503)
                                                                                                   ------------------------------
   Total adjustments                                                                                      (71,822)     (252,738)
                                                                                                   ------------------------------

   Net cash used in operating activities                                                                $ (78,984)     (195,036)
                                                                                                   ==============================

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES


CONSOLIDATED STATEMENTS OF CASH FLOWS (IN THOUSANDS)
(UNAUDITED)

                                                                                                            SIX MONTHS ENDED
                                                                                                                  JUNE 30,
                                                                                                             2001          2000
                                                                                                    -----------------------------
Cash flows used in operating activities                                                               $   (78,984)     (195,036)

Cash flows (used in) provided by investing activities:
 Purchase of fixed maturity securities                                                                 (2,236,217)     (964,286)
 Purchase of equity securities                                                                           (251,157)     (273,779)
 Purchase of real estate                                                                                   (1,310)      (59,490)
 Purchase of options                                                                                      (64,096)      (33,817)
 Funding of mortgage loans                                                                                (39,307)      (18,374)
 Sale and redemption of fixed maturity securities                                                       1,340,328       787,458
 Sale of equity securities                                                                                334,984       301,341
 Repayment of mortgage loans                                                                                8,903        25,077
 Net change in short-term securities                                                                      101,489      (191,398)
 Purchase of home office property and equipment                                                           (49,744)            0
 Purchase of interest in equity investments                                                                (1,761)      (21,363)
 Funding of loan to affiliate                                                                            (100,000)            0
 Other                                                                                                    (13,789)       46,605
                                                                                                    -----------------------------

 Net cash used in investing activities                                                                   (971,677)     (402,026)
                                                                                                    -----------------------------

Cash flows provided by (used in) financing activities:
 Policyholders' deposits to account balances                                                            1,215,550       809,863
 Policyholders' withdrawals from account balances                                                        (217,224)     (247,953)
 Change in amounts drawn in excess of bank balances                                                        29,597        18,016
 Change in mortgage notes payable                                                                          64,874         1,000
 Change in assets held under reinsurance agreements                                                       (10,290)       51,330
                                                                                                    -----------------------------

 Net cash provided by financing activities                                                              1,082,507       632,256
                                                                                                    -----------------------------

   Net change in cash                                                                                      31,846        35,194

Cash at beginning of period                                                                                41,627        76,213
                                                                                                    -----------------------------

Cash at end of period                                                                                 $    73,473       111,407
                                                                                                    =============================

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements (Unaudited)





(1)      BASIS OF PRESENTATION

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc., a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany Company. The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories.

The information set forth in the consolidated financial statements is unaudited. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. The information reflects all adjustments, consisting of normal recurring adjustments, that, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows of the Company. Results of operations for any interim period are not necessarily indicative of results of operations for a full year. It is suggested that these unaudited financial statements be read in conjunction with the audited financial statements and footnotes contained in the Consolidated Financial Statements For the Years Ended December 31, 2000, 1999 and 1998.


(2)      RECENT ACCOUNTING PRONOUNCEMENTS

Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, was adopted effective January 1, 2001. The statement requires all derivatives (including certain derivative instruments embedded in other contracts) to be recognized on the balance sheet at their fair values and changes in fair value are recognized immediately in earnings. The Company has marked all derivative instruments to market. Adoption of SFAS No. 133 resulted in a cumulative effect of change in accounting of $8.6 million being recognized as a loss in the Consolidated Statement of Operations.

                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OF
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 2000, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 2000, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                              KPMG LLP





Minneapolis, Minnesota
March 30, 2001

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                                             FRANKLIN
                                                                         ALGER    FRANKLIN       FRANKLIN      GLOBAL    FRANKLIN
                                                              ALGER   AMERICAN  AGGRESSIVE         GLOBAL      HEALTH  GROWTH AND
                                                     AIM   AMERICAN  LEVERAGED      GROWTH COMMUNICATIONS        CARE      INCOME
                                             V.I. GROWTH     GROWTH     ALLCAP  SECURITIES     SECURITIES  SECURITIES  SECURITIES
                                                    FUND  PORTFOLIO  PORTFOLIO        FUND           FUND        FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $283,021    232,736    144,928         110      1,663,502     203,641   3,259,246
---------------------------------------------------------------------------------------------------------------------------------
     Total assets                                283,021    232,736    144,928         110      1,663,502     203,641   3,259,246
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,544      1,292        936           -          6,786         810      26,077
 Accrued administrative charges                      386        323        234           -          1,697         202       6,519
---------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             1,930      1,615      1,170           -          8,483       1,012      32,596
---------------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $281,091    231,121    143,758         110      1,655,019     202,629   3,226,650
---------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $281,091    231,121    143,758         110      1,655,019     202,629   3,226,650
---------------------------------------------------------------------------------------------------------------------------------


*Investment shares                                11,403      4,924      3,735          15        129,154      12,021     189,933
 Investments at cost                            $368,570    305,124    204,010         166      2,415,247     150,040   3,261,792



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                      FRANKLIN              FRANKLIN              FRANKLIN
                                                           FRANKLIN  LARGE CAP   FRANKLIN    NATURAL   FRANKLIN     RISING
                                                FRANKLIN     INCOME     GROWTH      MONEY  RESOURCES       REAL  DIVIDENDS
                                             HIGH INCOME SECURITIES SECURITIES     MARKET SECURITIES     ESTATE SECURITIES
                                                    FUND       FUND       FUND       FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*              $1,181,896  1,193,163  1,248,917  1,309,980    386,721    664,318  1,107,616
--------------------------------------------------------------------------------------------------------------------------
     Total assets                              1,181,896  1,193,163  1,248,917  1,309,980    386,721    664,318  1,107,616
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,756     12,398      1,234      7,830      2,128      6,195      9,706
 Accrued administrative charges                      439      3,100        308      1,957        532      1,549      2,426
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             2,195     15,498      1,542      9,787      2,660      7,744     12,132
--------------------------------------------------------------------------------------------------------------------------
     Net assets                               $1,179,701  1,177,665  1,247,375  1,300,193    384,061    656,574  1,095,484
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                $1,179,701  1,177,665  1,247,375  1,300,193    384,061    656,574  1,095,484
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                               138,395     81,168     59,387  1,309,980     26,095    38,048      83,720
 Investments at cost                          $1,661,730  1,210,724  1,063,351  1,309,980    281,936   576,554   1,144,093



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                                                       FRANKLIN   FRANKLIN
                                                                      FRANKLIN              FRANKLIN       ZERO       ZERO
                                                FRANKLIN  FRANKLIN  TECHNOLOGY   FRANKLIN U.S. VALUE     COUPON     COUPON
                                           S&P 500 INDEX  SMALL CAP SECURITIES GOVERNMENT SECURITIES     FUND -     FUND -
                                                    FUND       FUND      FUND       FUND        FUND       2005       2010
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $553,035  1,772,971      9,550  1,094,381      5,152    387,607    455,031
--------------------------------------------------------------------------------------------------------------------------
     Total assets                                553,035  1,772,971      9,550  1,094,381      5,152    387,607    455,031
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,595     10,504          4      2,390         78        418        444
 Accrued administrative charges                      399      2,626          1        598         20        104        111
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             1,994     13,130          5      2,988         98        522        555
--------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $551,041  1,759,841      9,545  1,091,393      5,054    387,085    454,476
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $551,041  1,759,841      9,545  1,091,393      5,054    387,085    454,476
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                                57,250     83,434      1,259     83,160        523     24,408     27,578
 Investments at cost                            $595,273  1,836,829     13,592  1,040,431      4,411    303,777    438,064



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                               TEMPLETON   TEMPLETON
                                                  MUTUAL     MUTUAL  TEMPLETON DEVELOPING     GLOBAL  TEMPLETON TEMPLETON
                                               DISCOVERY     SHARES      ASSET    MARKETS     INCOME     GROWTH INTERNATIONAL
                                              SECURITIES SECURITIES   STRATEGY SECURITIES SECURITIES SECURITIES SECURITIES
                                                    FUND       FUND       FUND       FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $548,391  1,051,800    242,856    574,564    154,772  2,731,473  1,959,950
--------------------------------------------------------------------------------------------------------------------------
     Total assets                                548,391  1,051,800    242,856    574,564    154,772  2,731,473  1,959,950
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges          477      6,150        530      6,768      2,873     21,725     19,391
 Accrued administrative charges                      119      1,537        132      1,692        718      5,431     4,848
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                               596      7,687        662      8,460      3,591     27,156     24,239
--------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $547,795  1,044,113    242,194    566,104    151,181  2,704,317  1,935,711
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $547,795  1,044,113    242,194    566,104    151,181  2,704,317  1,935,711
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                                37,690     73,862     12,636    109,441     13,423    198,508    104,364
 Investments at cost                            $455,026    927,783    241,344    755,016    154,779  2,872,371  2,432,902



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                          TEMPLETON TEMPLETON   USALLIANZ
                                                      INTERNATIONAL    PACIFIC        VIP
                                                            SMALLER     GROWTH DIVERSIFIED     TOTAL
                                                          COMPANIES SECURITIES     ASSETS        ALL
                                                               FUND      FUND        FUND      FUNDS
----------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                            $32,463    296,743     27,919 24,778,453
----------------------------------------------------------------------------------------------------
     Total assets                                            32,463    296,743     27,919 24,778,453
----------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                     445      3,383        415    156,282
 Accrued administrative charges                                 111        846        104     39,069
----------------------------------------------------------------------------------------------------
     Total liabilities                                          556      4,229        519    195,351
----------------------------------------------------------------------------------------------------
     Net assets                                             $31,907    292,514     27,400 24,583,102
----------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                              $31,907    292,514     27,400 24,583,102
----------------------------------------------------------------------------------------------------


*Investment shares                                            3,017     39,252      2,775  2,960,557
 Investments at cost                                        $34,270    390,996     28,423 26,478,604



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                AIM V.I. GROWTH FUND      ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $     28          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,690         14          -      1,304         68          -
 Administrative charges                                         423          3          -        326         17          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           2,113         17          -      1,630         85          -
--------------------------------------------------------------------------------------------------------------------------
     Investment income (loss), net                           (2,085)       (17)         -     (1,630)       (85)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds            305          -          -     34,025          -          -
 Realized gains (losses) on sales of investments, net          (327)         1          -      1,220          -          -
--------------------------------------------------------------------------------------------------------------------------
     Realized gains (losses) on investments, net                (22)         1          -     35,245          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (87,251)     1,702          -    (75,327)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (87,273)     1,703          -    (40,082)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $(89,358)     1,686          -    (41,712)     2,854          -
--------------------------------------------------------------------------------------------------------------------------



                                                             ALGER AMERICAN LEVERAGED
                                                                 ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------
                                                               2000        1999      1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                              -          -          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             886         50          -
 Administrative charges                                         221         13          -
-----------------------------------------------------------------------------------------
     Total expenses                                           1,107         63          -
-----------------------------------------------------------------------------------------
     Investment income (loss), net                           (1,107)       (63)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         14,709          -          -
     Realized gains (losses) on sales of investments, net      (941)         1          -
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  13,768          1          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (59,438)       356          -
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (45,670)       357          -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       (46,777)       294          -
-----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                                       8

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN AGGRESSIVE                FRANKLIN GLOBAL
                                                             GROWTH SECURITIES FUND        COMMUNICATIONS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                               2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                           $  -          -          -     52,306     56,883     63,845
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                               -          -          -      7,479     13,853     10,459
 Administrative charges                                           -          -          -      1,870      3,463      2,615
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                               -          -          -      9,349     17,316     13,074
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                     -          -          -     42,957     51,567     50,771
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -    480,631    166,820     93,096
     Realized gains (losses) on sales of investments, net       (17)         -          -    23,4682     68,795     56,812
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                     (17)         -          -   504,099     435,615    149,908
  Net change in unrealized appreciation
   (depreciation) on investments                                (56)         -          - (1,385,750)   183,386    (40,828)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net            (73)         -          -   (881,651)   619,001    109,080
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          $(73)         -          -   (838,694)   670,568    159,851
--------------------------------------------------------------------------------------------------------------------------

                                                                 FRANKLIN GLOBAL
                                                           HEALTH CARE SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                             38         75          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,122        242         54
 Administrative charges                                         281         60         13
-----------------------------------------------------------------------------------------
     Total expenses                                           1,403        302         67
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (1,365)      (227)       (67)
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net     2,822       (162)         2
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   2,822       (162)         2
  Net change in unrealized appreciation
   (depreciation) on investments                             53,733     (1,826)     1,694
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         56,555     (1,988)     1,696
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        55,190     (2,215)     1,629
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       9

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN GROWTH AND
                                                             INCOME SECURITIES FUND          FRANKLIN HIGH INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $198,000    122,075     86,614      5,951    379,407    160,598
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          19,247     21,089     16,628      5,668     10,123     10,568
 Administrative charges                                       4,812      5,272      4,157      1,417      2,531      2,642
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                          24,059     26,361     20,785      7,085     12,654     13,210
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                               173,941     95,714     65,829     (1,134)   366,753    147,388
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        346,516    340,300    203,765          -     55,544      9,531
     Realized gains (losses) on sales of investments, net   (25,674)    23,652     27,735    (26,540)   (44,053)    29,193
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 320,842    363,952    231,500    (26,540)    11,491     38,724
  Net change in unrealized appreciation
   (depreciation) on investments                            (27,277)  (453,957)  (118,668)  (151,720)  (391,353)  (177,480)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        293,565    (90,005)   112,832   (178,260)  (379,862)  (138,756)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $467,506     5,709     178,661   (179,394)   (13,109)     8,632
--------------------------------------------------------------------------------------------------------------------------




                                                         FRANKLIN INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        153,054    127,089    111,419
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          13,419      7,825      8,671
 Administrative charges                                       3,355      1,956      2,168
-----------------------------------------------------------------------------------------
     Total expenses                                          16,774      9,781     10,839
-----------------------------------------------------------------------------------------
Investment income (loss), net                               136,280    117,308    100,580
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          5,117     45,538     26,313
     Realized gains (losses) on sales of investments, net   (13,227)  (115,178)     3,544
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (8,110)   (69,640)    29,857
  Net change in unrealized appreciation
   (depreciation) on investments                             27,941    (78,033)  (115,794)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         19,831   (147,673)   (85,937)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       156,111    (30,365)    14,643
-----------------------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                 FRANKLIN LARGE
                                                            CAP GROWTH SECURITIES FUND    FRANKLIN MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $ 4,996      2,787        833     80,545     71,180     62,012
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           6,830      4,139      1,287      7,778      9,461      7,539
 Administrative charges                                       1,707      1,035        322      1,944      2,365      1,885
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           8,537      5,174      1,609      9,722     11,826      9,424
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (3,541)    (2,387)      (776)    70,823     59,354     52,588
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         55,415          -          -          -          -          -
     Realized gains (losses) on sales of investments, net    21,294      2,133        989          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  76,709      2,133        989          -          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (33,965)   185,307     34,912          -          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         42,744    187,440     35,901          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $39,203    185,053     35,125     70,823     59,354     52,588
--------------------------------------------------------------------------------------------------------------------------



                                                                 FRANKLIN NATURAL
                                                             RESOURCES SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                          3,068      2,670      2,271
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           3,159      1,368        461
 Administrative charges                                         790        342        115
-----------------------------------------------------------------------------------------
     Total expenses                                           3,949      1,710        576
-----------------------------------------------------------------------------------------
Investment income (loss), net                                  (881)      960       1,695
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net    26,306    (11,396)    (8,058)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  26,306    (11,396)    (8,058)
  Net change in unrealized appreciation
   (depreciation) on investments                            103,385     57,915    (35,420)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        129,691     46,519    (43,478)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       128,810     47,479    (41,783)
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                                                  FRANKLIN RISING
                                                             FRANKLIN REAL ESTATE FUND       DIVIDENDS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999      1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $ 40,201     48,690     26,119     38,180     17,581      9,265
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           4,341      2,727      3,282      5,992      7,013      5,177
 Administrative charges                                       1,085        682        821      1,498      1,753      1,294
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           5,426      3,409      4,103      7,490      8,766      6,471
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                34,775     45,281     22,016     30,690      8,815      2,794
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         23,929     67,468     16,168    161,217    176,138    113,543
     Realized gains (losses) on sales of investments, net    13,580   (179,615)    15,172    (46,203)  (157,350)     6,199
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  37,509   (112,147)    31,340    115,014     18,788    119,742
  Net change in unrealized appreciation
   (depreciation) on investments                             87,847     31,946   (179,557)    40,370   (153,361)   (77,635)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        125,356    (80,201)  (148,217)   155,384   (134,573)    42,107
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $160,131    (34,920)  (126,201)   186,074   (125,758)    44,901
--------------------------------------------------------------------------------------------------------------------------



                                                           FRANKLIN S&P 500 INDEX FUND
-----------------------------------------------------------------------------------------
                                                          2000   1999    1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            156          -          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,130         26          -
 Administrative charges                                         533          6          -
-----------------------------------------------------------------------------------------
     Total expenses                                           2,663         32          -
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (2,507)       (32)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net     1,498          -          -
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   1,498          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (43,782)     1,544          -
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (42,284)     1,544          -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       (44,791)     1,512          -
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                                                FRANKLIN TECHNOLOGY
                                                              FRANKLIN SMALL CAP FUND             SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $       -      4,439        386          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           8,307     11,584      3,458          4          -          -
 Administrative charges                                       2,077      2,896        865          1          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                          10,384     14,480      4,323          5          -          -
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                               (10,384)   (10,041)    (3,937)        (5)         -          -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        139,893        620     49,628          -          -          -
     Realized gains (losses) on sales of investments, net    36,877    346,621     (1,660)       (93)         -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 176,770    347,241     47,968        (93)         -          -
  Net change in unrealized appreciation
   (depreciation) on investments                           (514,056)   472,910    (48,794)    (4,042)         -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (337,286)   820,151       (826)    (4,135)         -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $(347,670)   810,110     (4,763)    (4,140)         -          -
--------------------------------------------------------------------------------------------------------------------------


                                                           FRANKLIN U.S. GOVERNMENT FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            928    152,061     64,457
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           5,856      6,209      5,484
 Administrative charges                                       1,464      1,552      1,371
-----------------------------------------------------------------------------------------
Total expenses                                                7,320      7,761      6,855
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (6,392)   144,300     57,602
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
 Realized gains (losses) on sales of investments, net        (2,965)     6,118     17,179
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (2,965)     6,118     17,179
  Net change in unrealized appreciation
   (depreciation) on investments                            117,591   (167,882)   (18,101)
-----------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net       114,626   (161,764)      (922)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       108,234    (17,464)    56,680
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                         FRANKLIN VALUE SECURITIES FUND  FRANKLIN ZERO COUPON FUND - 2000
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998      2000        1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares                          $   21         15          -     28,396     57,505     27,976
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                              46         15          -      1,791      2,164      2,236
 Administrative charges                                          12          4          -        448        541        559
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                              58         19          -      2,239      2,705      2,795
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                   (37)        (4)         -     26,157     54,800     25,181
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -      4,363      7,930      4,476
     Realized gains (losses) on sales of investments, net       (63)        (5)        (3)     5,533      1,819      4,953
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                     (63)        (5)        (3)     9,896      9,749      9,429
  Net change in unrealized appreciation
   (depreciation) on investments                              1,233       (203)      (289)   (22,160)   (56,550)   (11,643)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net          1,170       (208)      (292)   (12,264)   (46,801)    (2,214)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $1,133       (212)      (292)    13,893      7,999     22,967
--------------------------------------------------------------------------------------------------------------------------



                                                        FRANKLIN ZERO COUPON FUND - 2005
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares                             353     47,477     22,733
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,445      2,161      2,431
 Administrative charges                                         611        540        608
-----------------------------------------------------------------------------------------
     Total expenses                                           3,056      2,701      3,039
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (2,703)    44,776     19,694
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          9,788      2,291      5,259
     Realized gains (losses) on sales of investments, net     2,975      1,717      2,463
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  12,763      4,008      7,722
  Net change in unrealized appreciation
   (depreciation) on investments                             31,059    (74,447)    13,788
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         43,822    (70,439)    21,510
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        41,119    (25,663)    41,204
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                  FRANKLIN ZERO                  MUTUAL DISCOVERY
                                                               COUPON FUND - 2010                 SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                               2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $   425     70,880     25,369     15,499     13,135      5,534
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,842      3,057      2,862      3,401      3,044      2,229
 Administrative charges                                         711        764        716        850        761        557
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           3,553      3,821      3,578      4,251      3,805      2,786
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (3,128)    67,059     21,791     11,248      9,330      2,748
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          6,716     20,609      3,510          -          -      5,149
     Realized gains (losses) on sales of investments, net      (216)   (15,611)     2,415     10,104      1,014      5,744
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   6,500      4,998      5,925     10,104      1,014     10,893
  Net change in unrealized appreciation
   (depreciation) on investments                             65,817   (146,933)    27,536     28,641     87,371    (49,861)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         72,317   (141,935)    33,461     38,745     88,385    (38,968)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $69,189    (74,876)    55,252     49,993     97,715    (36,220)
--------------------------------------------------------------------------------------------------------------------------



                                                                  MUTUAL SHARES
                                                                 SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                         27,055     31,535     11,623
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           4,281      8,110      6,003
 Administrative charges                                       1,070      2,027      1,501
-----------------------------------------------------------------------------------------
Total expenses                                                5,351     10,137      7,504
-----------------------------------------------------------------------------------------
Investment income (loss), net                                21,704     21,398      4,119
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         23,423          -     10,153
     Realized gains (losses) on sales of investments, net    18,963     57,630     10,137
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  42,386     57,630     20,290
  Net change in unrealized appreciation
   (depreciation) on investments                             47,863     58,050    (35,219)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         90,249    115,680    (14,929)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       111,953    137,078    (10,810)
-----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                 TEMPLETON ASSET                TEMPLETON DEVELOPING
                                                                  STRATEGY FUND               MARKETS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $   385     17,439     10,932      6,334     12,690     19,038
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,464      1,526      1,629      1,901      7,442      2,862
 Administrative charges                                         366        381        407        475      1,860        715
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           1,830      1,907      2,036      2,376      9,302      3,577
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (1,445)    15,532      8,896      3,958      3,388     15,461
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -     16,486     13,002          -          -     61,907
     Realized gains (losses) on sales of investments, net      (116)       393     11,507    (15,322)   (36,364)   (23,346)
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                    (116)    16,879     24,509    (15,322)   (36,364)    38,561
  Net change in unrealized appreciation
   (depreciation) on investments                             (3,389)   (16,541)   (31,637)  (242,509)   329,456   (198,108)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         (3,505)       338     (7,128)  (257,831)   293,092   (159,547)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $(4,950)    15,870      1,768   (253,873)   296,480   (144,086)
--------------------------------------------------------------------------------------------------------------------------



                                                                TEMPLETON GLOBAL
                                                              INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            260     17,513     12,826
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,181      1,140      1,127
 Administrative charges                                         295        285        282
-----------------------------------------------------------------------------------------
     Total expenses                                           1,476      1,425      1,409
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (1,216)    16,088     11,417
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net    (2,572)   (19,414)      (315)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (2,572)   (19,414)      (315)
  Net change in unrealized appreciation
   (depreciation) on investments                              8,475     (9,989)      (521)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net          5,903    (29,403)      (836)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations         4,687    (13,315)    10,581
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                TEMPLETON GROWTH              TEMPLETON INTERNATIONAL
                                                                 SECURITIES FUND                  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $  46,542     48,676     39,344      1,254    118,404     55,115
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          12,701     22,604      9,684     9,526      16,444     10,176
 Administrative charges                                       3,175      5,651      2,421     2,381       4,111      2,544
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                               15,876     28,255     12,105     11,907     20,555     12,720
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                30,666     20,421     27,239    (10,653)    97,849     42,395
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        306,592    235,493    143,312    547,674     57,531    110,714
 Realized gains (losses) on sales of investments, net       (16,475)   135,515     13,548    (40,863)   210,059      9,119
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 290,117    371,008    156,860    506,811    267,590    119,833
  Net change in unrealized appreciation
   (depreciation) on investments                           (296,523)    30,632    (70,051)  (622,167)    89,659    (97,026)
--------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net        (6,406)   401,640     86,809   (115,356)   357,249     22,807
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $  24,260    422,061    114,048   (126,009)   455,098     65,202
--------------------------------------------------------------------------------------------------------------------------



                                                              TEMPLETON INTERNATIONAL
                                                              SMALLER COMPANIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            574        736        488
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             189        204         99
 Administrative charges                                          47         51         25
-----------------------------------------------------------------------------------------
     Total expenses                                             236        255        124
-----------------------------------------------------------------------------------------
Investment income (loss), net                                   338        481        364
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -        565
     Realized gains (losses) on sales of investments, net      (863)       (73)      (121)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                    (863)       (73)       444
  Net change in unrealized appreciation
   (depreciation) on investments                               (828)     4,391     (4,295)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         (1,691)     4,318     (3,851)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        (1,353)     4,799     (3,487)
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                TEMPLETON PACIFIC                   USALLIANZ
                                                              GROWTH SECURITIES FUND         VIP DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $  3,195      4,339     10,966          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,229      3,239      1,388        415          -          -
 Administrative charges                                         557        810        347        104          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           2,786      4,049      1,735        519          -          -
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                   409        290      9,231       (519)         -          -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds             -           -      3,337        164          -          -
     Realized gains (losses) on sales of investments, net   (13,042)   (38,203)   (38,525)       (11)         -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 (13,042)   (38,203)   (35,188)       153          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (92,072)   140,678     (7,500)      (504)         -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (105,114)   102,475    (42,688)      (351)         -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $(104,705)   102,765    (33,457)      (870)         -          -
--------------------------------------------------------------------------------------------------------------------------



                                                                 TOTAL ALL FUNDS
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        707,744  1,437,281    829,763
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                         139,624    166,941    115,794
 Administrative charges                                      34,906     41,732     28,950
-----------------------------------------------------------------------------------------
     Total expenses                                         174,530    208,673    144,744
-----------------------------------------------------------------------------------------
Investment income (loss), net                               533,214  1,228,608    685,019
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds      2,160,477  1,192,768    873,428
 Realized gains (losses) on sales of investments, net       (40,890)  438,044     144,683
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net               2,119,587  1,630,812  1,018,111
  Net change in unrealized appreciation
   (depreciation) on investments                         (3,048,861)   127,167 (1,240,497)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (929,274) 1,757,979   (222,386)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      (396,060) 2,986,587    462,633
-----------------------------------------------------------------------------------------



                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                            AIM V.I. GROWTH FUND          ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                           $  (2,085)       (17)         -     (1,630)       (85)         -
  Realized gains (losses) on investments, net                   (22)         1          -     35,245          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (87,251)     1,702          -    (75,327)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                      (89,358)     1,686          -    (41,712)     2,854          -
--------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                          33,410         60          -     25,800        290          -
  Transfers between funds                                   200,989    102,862          -    100,163    108,720          -
  Surrenders and terminations                                  (648)         -          -     (1,308)         -          -
  Policy loan transactions                                   45,929          3          -     47,581          3          -
  Other transactions (note 2)                               (13,819)       (23)         -    (11,196)       (74)         -
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                             265,861    102,902          -    161,040    108,939          -
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                           176,503    104,588          -    119,328    111,793          -
Net assets at beginning of year                             104,588          -          -    111,793          -          -
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $281,091    104,588          -    231,121    111,793          -
--------------------------------------------------------------------------------------------------------------------------



                                                             ALGER AMERICAN LEVERAGED
                                                                ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                              (1,107)       (63)         -
  Realized gains (losses) on investments, net                13,768          1          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (59,438)       356          -
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                      (46,777)       294          -
-----------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                          29,263        290          -
  Transfers between funds                                   170,811      6,349          -
  Surrenders and terminations                                   (87)         -          -
  Policy loan transactions                                   (4,117)         -          -
  Other transactions (note 2)                               (12,238)       (30)         -
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                             183,632      6,609          -
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets                           136,855      6,903          -
Net assets at beginning of year                               6,903          -          -
-----------------------------------------------------------------------------------------
Net assets at end of year                                   143,758      6,903          -
-----------------------------------------------------------------------------------------



See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN AGGRESSIVE                FRANKLIN GLOBAL
                                                              GROWTH SECURITIES FUND      COMMUNICATIONS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                $  -            -        -     42,957     51,567     50,771
  Realized gains (losses) on investments, net                   (17)           -        -    504,099    435,615    149,908
  Net change in unrealized appreciation
   (depreciation) on investments                                (56)           -        - (1,385,750)   183,386    (40,828)
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                          (73)           -        -   (838,694)   670,568    159,851
--------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                               -            -        -    110,078     91,957    104,584
  Transfers between funds                                       234            -        -    187,438     78,700    (38,007)
  Surrenders and terminations                                     -            -        -    (58,839)   (92,132)   (46,228)
  Policy loan transactions                                        -            -        -    (15,158)   (58,830)    32,511
  Other transactions (note 2)                                   (51)           -        -    (92,196)   (69,624)   (65,057)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from policy transactions                                       183            -        -    131,323    (49,929)   (12,197)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                               110            -        -   (707,371)   620,639    147,654
Net assets at beginning of year                                   -            -        -  2,362,390  1,741,751  1,594,097
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $110            -        -  1,655,019  2,362,390  1,741,751
--------------------------------------------------------------------------------------------------------------------------



                                                                 FRANKLIN GLOBAL
                                                            HEALTH CARE SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                              (1,365)      (227)       (67)
  Realized gains (losses) on investments, net                 2,822       (162)         2
  Net change in unrealized appreciation
   (depreciation) on investments                             53,733     (1,826)     1,694
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                       55,190     (2,215)     1,629
-----------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                           9,532          -          -
  Transfers between funds                                    98,109     43,673      6,656
  Surrenders and terminations                                   (23)         -          -
  Policy loan transactions                                   (2,594)         -          -
  Other transactions (note 2)                                (5,702)    (1,606)       (20)
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                              99,322     42,067      6,636
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets                           154,512     39,852      8,265
Net assets at beginning of year                              48,117      8,265          -
-----------------------------------------------------------------------------------------
Net assets at end of year                                   202,629     48,117      8,265
-----------------------------------------------------------------------------------------



                See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                 FRANKLIN GROWTH AND              FRANKLIN HIGH               FRANKLIN INCOME
                                              INCOME SECURITIES FUND              INCOME FUND                 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $  173,941     95,714    65,829     (1,134)  366,753   147,388   136,280   117,308   100,580
  Realized gains (losses)
   on investments, net                    320,842    363,952   231,500    (26,540)   11,491    38,724    (8,110)  (69,640)   29,857
     Net change in unrealized
     appreciation (depreciation)
     on investments                       (27,277)  (453,957) (118,668)  (151,720) (391,353) (177,480)   27,941   (78,033) (115,794)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          467,506      5,709   178,661   (179,394)  (13,109)    8,632   156,111   (30,365)   14,643
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                       324,636    426,492   427,399     31,452    41,715    55,984   125,569   184,826   219,675
  Transfers between funds                (353,966)   160,733   282,965    (15,935) (340,702)  (12,125) (204,758) (229,489)  295,129
  Surrenders and terminations             (90,526)  (172,737)  (66,385)   (19,834)  (19,154)  (21,000)  (39,703) (146,257)  (50,336)
  Policy loan transactions                (13,798)   (33,949)  (31,446)    (1,996)  111,630  (168,452)    2,625   (33,988)  (12,262)
  Other transactions (note 2)            (181,752)  (217,639) (202,446)   (30,340)  (38,583)  (43,702)  (68,593)  (95,328) (101,921)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting
      from policy transactions           (315,406)   162,900   410,087    (36,653) (245,094) (189,295) (184,860) (320,236)  350,285
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         152,100    168,609   588,748   (216,047) (258,203) (180,663)  (28,749) (350,601)  364,928
Net assets at beginning of year         3,074,550  2,905,941 2,317,193  1,395,748 1,653,951 1,834,614 1,206,414 1,557,015 1,192,087
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $3,226,650  3,074,550 2,905,941  1,179,701 1,395,748 1,653,951 1,177,665 1,206,414 1,557,015
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                               FRANKLIN LARGE                       FRANKLIN                 FRANKLIN NATURAL
                                         CAP GROWTH SECURITIES FUND             MONEY MARKET FUND        RESOURCES SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $  (3,541)    (2,387)     (776)    70,823     59,354    52,588     (881)      960     1,695
  Realized gains (losses)
    on investments, net                    76,709      2,133       989          -          -         -   26,306   (11,396)   (8,058)
  Net change in unrealized
   appreciation (depreciation)
   on investments                         (33,965)   185,307    34,912          -          -         -  103,385    57,915   (35,420)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     39,203    185,053    35,125     70,823     59,354    52,588  128,810    47,479   (41,783)
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                        30,535      2,228         -    106,149  1,449,209  3,668,991   10,460   11,095    13,268
  Transfers between funds                 306,708    415,799   194,912     58,039 (1,876,143)(2,423,871) (67,427) 158,751    59,479
  Surrenders and terminations             (11,993)         -         -   (203,639)    (5,222)   (54,872)  (4,636)  (4,568)   (5,593)
  Policy loan transactions                 (4,703)         -         -     18,991   (212,772)    (9,864)    (692)  (1,372)      789
  Other transactions (note 2)             (30,875)    (9,373)   (3,276)   (31,332)   (37,400)   (39,778) (11,318)  (7,584)   (6,590)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets resulting
       from policy transactions           289,672    408,654   191,636    (51,792)  (682,328) 1,140,606 (73,613)  156,322    61,353
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         328,875    593,707   226,761     19,031   (622,974) 1,193,194   55,197  203,801    19,570
Net assets at beginning of year           918,500    324,793    98,032  1,281,162  1,904,136    710,942  328,864  125,063   105,493
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,247,375    918,500   324,793  1,300,193  1,281,162  1,904,136  384,061  328,864   125,063
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       22


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                     FRANKLIN                       FRANKLIN RISING                 FRANKLIN
                                                  REAL ESTATE FUND               DIVIDENDS SECURITIES FUND     S&P 500 INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 34,775     45,281    22,016     30,690     8,815      2,794   (2,507)      (32)        -
  Realized gains (losses)
     on investments, net                    37,509   (112,147)   31,340    115,014    18,788    119,742    1,498         -         -
  Net change in unrealized
   appreciation (depreciation)
   on investments                           87,847     31,946  (179,557)    40,370  (153,361)   (77,635) (43,782)    1,544         -
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     160,131    (34,920) (126,201)   186,074  (125,758)    44,901  (44,791)    1,512         -
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                         66,238     95,970   115,546    111,694   154,974    161,902   37,656       188         -
  Transfers between funds                 (115,448)    29,166    37,909   (126,040)  163,115    244,722  448,523   133,170         -
  Surrenders and terminations              (20,492)   (27,988)  (10,028)   (49,852)  (55,133)   (14,872)  (1,253)        -         -
  Policy loan transactions                  (1,933)    (4,008)   (4,950)    (6,627)   (7,676)    (4,345)  (2,604)        4         -
  Other transactions (note 2)              (42,031)   (50,794)  (55,881)   (71,484)  (86,406)   (78,620) (21,281)      (83)        -
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions           (113,666)    42,346    82,596   (142,309)  168,874    308,787  461,041   133,279         -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           46,465      7,426   (43,605)    43,765    43,116    353,688  416,250   134,791         -
Net assets at beginning of year            610,109    602,683   646,288  1,051,719 1,008,603    654,915  134,791         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $656,574    610,109   602,683  1,095,484 1,051,719  1,008,603   551,041  134,791         -
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       23

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                   FRANKLIN                       FRANKLIN                        FRANKLIN
                                                SMALL CAP FUND             TECHNOLOGY SECURITIES FUND       U.S. GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net       $   (10,384)   (10,041)   (3,937)        (5)        -         -    (6,392)  144,300    57,602
  Realized gains (losses)
     on investments, net                  176,770    347,241    47,968        (93)        -         -    (2,965)    6,118    17,179
  Net change in unrealized
     appreciation (depreciation)
     on investments                      (514,056)   472,910   (48,794)    (4,042)        -         -   117,591  (167,882)  (18,101)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                   (347,670)   810,110    (4,763)    (4,140)        -         -   108,234   (17,464)   56,680
-----------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                       150,525    110,923   113,167      3,078         -         -    28,096    35,686    36,225
  Transfers between funds                 431,378     56,814   400,975     11,897         -         -     4,280   118,949     2,433
  Surrenders and terminations             (58,959)   (18,608)   (9,697)         -         -         -   (28,054)   (4,133)  (28,787)
  Policy loan transactions                 (7,636)    (7,020)     (575)         -         -         -     1,972    (5,749)   (7,674)
  Other transactions (note 2)            (103,527)   (66,249)  (47,188)    (1,290)        -         -   (27,533)  (31,127)  (28,339)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions           411,781     75,860   456,682     13,685         -         -   (21,239)  113,626   (26,142)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          64,111    885,970   451,919      9,545         -         -    86,995    96,162    30,538
Net assets at beginning of year         1,695,730    809,760   357,841          -         -         - 1,004,398   908,236   877,698
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,759,841  1,695,730   809,760      9,545         -         - 1,091,393 1,004,398   908,236
-----------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       24

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998


                                                      FRANKLIN                       FRANKLIN                     FRANKLIN
                                               VALUE SECURITIES FUND          ZERO COUPON FUND - 2000      ZERO COUPON FUND - 2005
----------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000      1999      1998      2000      1999    1998
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $ (37)        (4)        -     26,157    54,800    25,181    (2,703)   44,776  19,694
  Realized gains (losses)
    on investments, net                        (63)        (5)       (3)     9,896     9,749     9,429    12,763     4,008   7,722
  Net change in unrealized appreciation
   (depreciation) on investments             1,233       (203)     (289)   (22,160)  (56,550)  (11,643)   31,059   (74,447) 13,788
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                       1,133       (212)     (292)    13,893     7,999    22,967    41,119   (25,663) 41,204
----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                             25          -         -          -         -         -         -         -       -
  Transfers between funds                   (1,755)     2,985     3,405   (313,038)        -         -   (11,096)        -       -
  Surrenders and terminations                  (88)         -         -    (49,071)        -    (9,045)        -         -       -
  Policy loan transactions                       -          -         -       (176)   (5,480)   (7,106)        -         -       -
  Other transactions (note 2)                  (72)       (60)      (15)    (2,865)   (3,818)   (4,490)   (3,850)   (4,393) (4,873)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions             (1,890)     2,925     3,390   (365,150)   (9,298)  (20,641)  (14,946)   (4,393) (4,873)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             (757)     2,713     3,098   (351,257)   (1,299)    2,326    26,173   (30,056) 36,331
Net assets at beginning of year              5,811      3,098         -    351,257   352,556   350,230   360,912   390,968 354,637
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 5,054      5,811     3,098          -   351,257   352,556   387,085   360,912 390,968
----------------------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                                       25



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                    FRANKLIN ZERO              MUTUAL DISCOVERY                MUTUAL SHARES
                                                 COUPON FUND - 2010             SECURITIES FUND                SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998      2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (3,128)    67,059    21,791    11,248     9,330     2,748    21,704    21,398     4,119
  Realized gains (losses)
    on investments, net                      6,500      4,998     5,925    10,104     1,014    10,893    42,386    57,630    20,290
  Net change in unrealized appreciation
   (depreciation) on investments            65,817   (146,933)   27,536    28,641    87,371   (49,861)   47,863    58,050   (35,219)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                      69,189    (74,876)   55,252    49,993    97,715   (36,220)  111,953   137,078   (10,810)
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                             11          -         -     2,010         -         -    71,550    85,752    74,363
  Transfers between funds                        4     17,617         -   (40,606)   47,820   155,186  (198,835)  (66,613)  214,033
  Surrenders and terminations                    -          -         -      (409)        -         -    (8,995)  (53,521)   (3,707)
  Policy loan transactions                    (224)      (211)   (1,739)     (272)     (184)  (56,263)   21,945       639  (111,671)
  Other transactions (note 2)               (5,867)    (7,354)   (6,849)   (9,859)   (8,537)   (7,963)  (43,572)  (51,904)  (41,817)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions             (6,076)    10,052    (8,588)  (49,136)   39,099    90,960  (157,907)  (85,647)  131,201
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           63,113    (64,824)   46,664       857   136,814    54,740   (45,954)   51,431   120,391
Net assets at beginning of year            391,363    456,187   409,523   546,938   410,124   355,384 1,090,067 1,038,636   918,245
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $454,476    391,363   456,187   547,795   546,938   410,124 1,044,113 1,090,067 1,038,636
-----------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


                                       26

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                  TEMPLETON ASSET               TEMPLETON DEVELOPING          TEMPLETON GLOBAL
                                                   STRATEGY FUND              MARKETS SECURITIES FUND       INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $ (1,445)    15,532     8,896      3,958     3,388    15,461    (1,216)   16,088    11,417
  Realized gains (losses)
    on investments, net                      (116)    16,879    24,509    (15,322)  (36,364)   38,561    (2,572)  (19,414)     (315)
  Net change in unrealized appreciation
   (depreciation) on investments           (3,389)   (16,541)  (31,637)  (242,509)  329,456  (198,108)    8,475    (9,989)     (521)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     (4,950)    15,870     1,768   (253,873)  296,480  (144,086)    4,687   (13,315)   10,581
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                           750      1,388     1,438    113,505   121,799   159,440    30,890    40,576    43,650
  Transfers between funds                    (151)         -     5,929    (91,761)   12,846     5,954   (34,319)   (6,299)    8,645
  Surrenders and terminations                (374)         -         -    (15,660)  (58,096)  (19,910)  (14,000)   (6,067)   (2,203)
  Policy loan transactions                   (299)      (249)  (77,494)   (10,671)   (5,057)  (16,461)     (915)   (5,426)   (4,262)
  Other transactions (note 2)              (4,124)    (4,265)   (4,852)   (48,263)  (58,605)  (56,866)  (15,580)  (18,386)  (18,506)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions            (4,198)    (3,126)  (74,979)   (52,850)   12,887    72,157   (33,924)    4,398    27,324
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (9,148)    12,744   (73,211)  (306,723)  309,367   (71,929)  (29,237)   (8,917)   37,905
Net assets at beginning of year           251,342    238,598   311,809    872,827   563,460   635,389   180,418   189,335   151,430
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $242,194    251,342   238,598    566,104   872,827   563,460   151,181   180,418   189,335
-----------------------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                  TEMPLETON GROWTH           TEMPLETON INTERNATIONAL       TEMPLETON INTERNATIONAL
                                                  SECURITIES FUND                SECURITIES FUND           SMALLER COMPANIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000       1999      1998     2000     1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 30,666     20,421    27,239    (10,653)    97,849    42,395      338      481       364
  Realized gains (losses)
    on investments, net                    290,117    371,008   156,860    506,811    267,590   119,833     (863)     (73)      444
  Net change in unrealized appreciation
   (depreciation) on investments          (296,523)    30,632   (70,051)  (622,167)    89,659   (97,026)    (828)   4,391    (4,295)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                      24,260    422,061   114,048   (126,009)   455,098    65,202   (1,353)   4,799    (3,487)
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                        295,194    303,315   318,275    258,394    311,731   343,054      197        -         -
  Transfers between funds                 (156,944)   521,326   262,188   (215,971)   (29,725)  214,070   (4,945)  16,263     9,480
  Surrenders and terminations              (44,456)   (97,718)  (42,480)   (61,698)  (170,512)  (77,537)      (9)       -         -
  Policy loan transactions                   3,884    (20,511)  (11,353)    13,375    (30,248)  (14,359)       -        -         -
  Other transactions (note 2)             (168,698)  (160,767) (144,669)  (140,472)  (155,117) (150,458)    (667)    (481)     (360)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions            (71,020)   545,645   381,961   (146,372)   (73,871)  314,770   (5,424)  15,782     9,120
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (46,760)   967,706   496,009   (272,381)   381,227   379,972   (6,777)  20,581     5,633
Net assets at beginning of year          2,751,077  1,783,371 1,287,362  2,208,092  1,826,865 1,446,893   38,684   18,103    12,470
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $2,704,317  2,751,077 1,783,371  1,935,711  2,208,092 1,826,865   31,907   38,684    18,103
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                           TEMPLETON PACIFIC                  USALLIANZ
                                        GROWTH SECURITIES FUND       VIP DIVERSIFIED ASSETS FUND         TOTAL ALL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                         2000       1999      1998     2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $  409        290     9,231     (519)        -        -     533,214   1,228,608      685,019
  Realized gains (losses)
    on investments, net               (13,042)   (38,203)  (35,188)     153         -        -   2,119,587   1,630,812    1,018,111
  Net change in unrealized
   appreciation (depreciation)
   on investments                     (92,072)   140,678    (7,500)    (504)        -        -  (3,048,861)    127,167   (1,240,497)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations               (104,705)   102,765   (33,457)    (870)        -        -    (396,060)  2,986,587      462,633
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                    69,233     73,542    91,236      359         -        -   2,076,289   3,544,006    5,948,197
  Transfers between funds             (69,227)    38,598   (25,732)   5,476         -        -       1,827    (314,715)     (95,665)
  Surrenders and terminations         (10,627)    (7,288)  (15,757)       -         -        -    (795,233)   (939,134)    (478,437)
  Policy loan transactions               (211)    (1,853)   (2,091)  22,905         -        -     104,581    (322,304)    (509,067)
  Other transactions (note 2)         (33,466)   (38,569)  (29,702)    (470)        -        -  (1,234,383) (1,224,179)  (1,144,238)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions       (44,298)    64,430    17,954   28,270         -        -     153,081     743,674    3,720,790
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets    (149,003)   167,195   (15,503)  27,400         -        -    (242,979)  3,730,261    4,183,423
Net assets at beginning of year       441,517    274,322   289,825        -         -        - 24,826,0812   1,095,820   16,912,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $292,514    441,517   274,322   27,400         -        - 24,583,102   24,826,081   21,095,820
-----------------------------------------------------------------------------------------------------------------------------------


                See accompanying notes to financial statements.

                                       29

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 2000


1. ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following investment advisers in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
---------                                                ------------------
AIM V.I. Growth Fund                                     AIM Advisors, Inc.
Alger American Growth Portfolio                          Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund               Franklin Advisers, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund               Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin Technology Securities Fund                      Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                         Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund                            Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
Templeton International Securities Fund                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund*                   Allianz of America, Inc.
USAllianz VIP Fixed Income Fund*                         Allianz of America, Inc.
USAllianz VIP Growth Fund*                               Allianz of America, Inc.

* Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options on May 1, 2000. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options. The Franklin Global Health Care Securities Fund and Franklin Value Securities Fund were added as available investment options on May 1, 1998.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                        Effective Date
-----------------                                    --------------------                        --------------

Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund   November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund        November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund              November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund    November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund                December 15, 1999
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund             May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund      May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund    May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund                May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund         May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund               May 1, 2000

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.


CONTRACT BASED EXPENSES
A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 2000, 1999 and 1998 were $1,042,625, $1,024,902 and $939,693, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for years ended December 31, 2000, 1999 and 1998 were $48,565, $42,540, and $40,600, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended December 31, 2000, 1999 and 1998 were $143,193, $167,757, and $213,159, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during years ended December 31, 2000, 1999 and 1998, respectively. Net transfers (to)/from the Fixed Account during years ended December 31, 2000, 1999 and 1998 were $1,827, ($314,715), and ($95,665), respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 are as follows.

                                                         COST OF           PROCEEDS FROM
PORTFOLIO                                               PURCHASES              SALES
                                                     ---------------------------------------

AIM V.I. Growth Fund                                    $278,442              $12,449
Alger American Growth Portfolio                          223,935               28,969
Alger American Leveraged AllCap Portfolio                213,920               15,579
Franklin Aggressive Growth Securities Fund                   234                   51
Franklin Global Communications Securities Fund           897,578              240,813
Franklin Global Health Care Securities Fund              120,581               21,922
Franklin Growth and Income Securities Fund               721,381              503,354
Franklin High Income Fund                                 73,199              111,808
Franklin Income Securities Fund                          277,998              313,335
Franklin Large Cap Growth Securities Fund                441,720               99,436
Franklin Money Market Fund                               871,857              845,711
Franklin Natural Resources Securities Fund               103,951              177,815
Franklin Real Estate Fund                                109,726              160,875
Franklin Rising Dividends Securities Fund                408,269              354,248
Franklin S&P 500 Index Fund                              493,786               33,290
Franklin Small Cap Fund                                  739,404              195,484
Franklin Technology Securities Fund                       14,880                1,196
Franklin U.S. Government Fund                             57,632               85,088
Franklin Value Securities Fund                             4,318                6,188
Franklin Zero Coupon Fund - 2005                          10,141               18,145
Franklin Zero Coupon Fund - 2010                           7,156                9,692
Mutual Discovery Securities Fund                          29,552               67,488
Mutual Shares Securities Fund                            265,784              375,703
Templeton Asset Strategy Fund                                974                6,692
Templeton Developing Markets Securities Fund              85,045              134,478
Templeton Global Income Securities Fund                   20,837               54,915
Templeton Growth Securities Fund                         585,597              316,672
Templeton International Securities Fund                  713,392              317,278
Templeton International Smaller Companies  Fund           44,984               49,933
Templeton Pacific Growth Securities Fund                  74,846              119,251
USAllianz VIP Diversified Assets Fund                     34,719                1,862
USAllianz VIP Fixed Income Fund                             -                      -
USAllianz VIP Growth Fund                                   -                      -

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 2000, 1999, and 1998, were as follows:
                                                                               FRANKLIN    FRANKLIN
                                                             ALGER   FRANKLIN    GLOBAL      GLOBAL    FRANKLIN
                                          AIM     ALGER  AMERICAN AGGRESSIVE  COMMUNI-      HEALTH  GROWTH AND  FRANKLIN   FRANKLIN
                                         V.I.  AMERICAN LEVERAGED     GROWTH   CATIONS        CARE      INCOME      HIGH     INCOME
                                       GROWTH    GROWTH    ALLCAP SECURITIES SECURITIES SECURITIES  SECURITIES    INCOME SECURITIES
                                         FUND PORTFOLIO PORTFOLIO       FUND       FUND       FUND        FUND      FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997      -         -         -          -    51,056           -      58,217    74,683     47,169
Policy transactions:
 Purchase payments                          -         -         -          -     3,254           -      10,356     2,263      8,710
 Transfers between funds                    -         -         -          -    (1,327)        778       6,612      (511)    11,713
 Surrenders and terminations                -         -         -          -    (1,451)          -      (1,628)     (852)    (1,996)
 Policy loan transactions                   -         -         -          -     1,042           -        (754)   (6,603)      (481)
 Other transactions                         -         -         -          -    (2,025)         (2)     (4,902)   (1,762)    (4,044)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                  -         -         -          -      (507)        776       9,684    (7,465)    13,902
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998      -         -         -          -    50,549         776      67,901    67,218     61,071
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          6        27        24          -     2,513           -       9,794     1,690      7,313
 Transfers between funds                9,424    10,207       546          -     2,372       4,350       3,569   (13,852)    (9,019)
 Surrenders and terminations                -         -         -          -    (2,487)          -      (3,906)     (778)    (5,700)
 Policy loan transactions                   -         -         -          -    (1,632)          -        (776)    4,472     (1,326)
 Other transactions                        (2)       (7)       (3)         -    (1,783)       (176)     (4,992)   (1,561)    (3,782)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions              9,428    10,227       567          -    (1,017)      4,174       3,689   (10,029)   (12,514)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999  9,428    10,227       567          -    49,532       4,950      71,590    57,189     48,557
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                      3,057     2,401     2,585          -     2,534         670       7,352     1,335      4,725
 Transfers between funds               16,754     9,105    14,072         21     3,840       7,097      (8,380)     (324)    (8,608)
 Surrenders and terminations              (61)     (113)       (8)         -    (1,346)         (2)     (2,009)     (839)    (2,375)
 Policy loan transactions               4,191     4,417      (315)         -      (340)       (155)       (305)      (85)       152
 Other transactions                    (1,262)   (1,042)   (1,072)        (6)   (2,139)       (390)     (4,095)   (1,297)    (2,578)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             22,679    14,768    15,262         15     2,549       7,220      (7,437)   (1,210)    (8,684)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
   December 31, 2000                   32,107    24,995    15,829         15    52,081      12,170      64,153    55,979     39,873
-----------------------------------------------------------------------------------------------------------------------------------



                                       34

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)


                                     FRANKLIN             FRANKLIN             FRANKLIN
                                    LARGE CAP  FRANKLIN    NATURAL  FRANKLIN     RISING   FRANKLIN   FRANKLIN   FRANKLIN   FRANKLIN
                                       GROWTH     MONEY  RESOURCES      REAL  DIVIDENDS    S&P 500      SMALL TECHNOLOGY       U.S.
                                   SECURITIES    MARKET SECURITIES    ESTATE SECURITIES      INDEX        CAP SECURITIES GOVERNMENT
                                         FUND      FUND       FUND      FUND       FUND       FUND       FUND       FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1997                       7,386    43,767     8,354     19,569    31,403           -      23,599         -    39,400
Policy transactions:
 Purchase payments                          -   216,819     1,227      3,889     7,667           -       7,774         -    1,572
 Transfers between funds               13,340  (142,026)    4,888      1,042    11,079           -      26,906         -       45
 Surrenders and terminations                -    (3,319)     (544)      (354)     (668)          -        (631)        -    (1,237)
 Policy loan transactions                   -      (599)       57       (163)     (199)          -         (47)        -      (332)
 Other transactions                      (230)   (2,394)     (609)    (1,880)   (3,711)          -      (3,266)        -    (1,215)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             13,110    68,481     5,019      2,534    14,168           -      30,736         -    (1,167)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1998                      20,496   112,248    13,373     22,103    45,571           -      54,335         -    38,233
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                        121    63,552       994      3,616     7,371          18       6,412         -     1,517
 Transfers between funds               24,283   (88,436)   13,577      1,406     7,234      12,857       2,514         -     5,003
 Surrenders and terminations                -      (303)     (385)    (1,034)   (2,659)          -      (1,091)        -      (178)
 Policy loan transactions                   -   (12,282)     (121)      (148)     (360)          -        (330)        -      (245)
 Other transactions                      (541)   (2,142)     (648)    (1,924)   (4,136)         (8)     (3,631)        -    (1,327)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             23,863   (39,611)   13,417      1,916     7,450      12,867       3,874         -     4,770
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1999                      44,359    72,637    26,790     24,019    53,021      12,867      58,209         -    43,003
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                      1,343     5,915       713      2,272     5,536       3,642       5,132       282     1,160
 Transfers between funds               13,772     2,914    (3,207)    (4,323)   (6,292)     43,825      13,434     1,110       174
 Surrenders and terminations             (505)  (10,521)     (332)      (718)   (2,458)       (118)     (1,717)        -    (1,177)
 Policy loan transactions                (209)    1,023       (52)       (58)     (318)       (243)       (260)        -        79
 Other transactions                    (1,366)   (1,870)     (816)    (1,455)   (3,523)     (2,075)     (3,530)     (126)   (1,137)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             13,035    (2,539)   (3,694)    (4,282)   (7,055)     45,031      13,059     1,266      (901)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 2000                      57,394    70,098    23,096     19,737    45,966      57,898      71,268     1,266    42,102
-----------------------------------------------------------------------------------------------------------------------------------

                                       35

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)
                                               FRANKLIN  FRANKLIN   FRANKLIN                                   TEMPLETON  TEMPLETON
                                     FRANKLIN      ZERO      ZERO       ZERO     MUTUAL      MUTUAL TEMPLETON DEVELOPING     GLOBAL
                                        VALUE    COUPON    COUPON     COUPON  DISCOVERY      SHARES     ASSET    MARKETS     INCOME
                                   SECURITIES      FUND      FUND       FUND SECURITIES  SECURITIES  STRATEGY SECURITIES SECURITIES
                                         FUND    - 2000    - 2005     - 2010       FUND        FUND      FUND       FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1997                           -    13,796    11,932     11,826     29,439      75,999    22,230     62,109     8,916
Policy transactions:
 Purchase payments                          -         -         -          -          -       6,140       102     18,632     2,504
 Transfers between funds                  401         -         -          -     11,424      16,707       445        714       502
 Surrenders and terminations                -      (346)        -          -          -        (307)        -     (2,188)     (129)
 Policy loan transactions                   -      (263)        -        (45)    (4,187)     (8,559)   (5,298)    (1,902)     (244)
 Other transactions                        (2)     (171)     (154)      (184)      (647)     (3,446)     (335)    (6,572)   (1,062)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                399      (780)     (154)      (229)     6,590      10,535    (5,086)     8,684     1,571
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1998                         399    13,016    11,778     11,597     36,029      86,534    17,144     70,793    10,487
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          -         -         -          -          -       6,655        97     12,797     2,351
 Transfers between funds                  351         -         -         36      3,795      (4,569)        -       (292)     (416)
 Surrenders and terminations                -         -         -          -          -      (3,954)        -     (5,532)     (354)
 Policy loan transactions                   -      (200)        -         (6)       (15)         44       (17)      (539)     (312)
 Other transactions                        (8)     (140)     (139)      (205)      (694)     (4,023)     (302)    (5,779)   (1,070)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                343      (340)     (139)      (175)     3,086      (5,847)     (222)       655       199
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1999                         742    12,676    11,639     11,422     39,115      80,687    16,922     71,448    10,686
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          3         -         -          -        133       5,167        52     11,310     1,863
 Transfers between funds                 (207)  (10,857)     (347)         -     (2,803)    (15,201)      (10)    (9,182)   (2,073)
 Surrenders and terminations              (10)   (1,716)        -          -        (28)       (646)      (26)    (1,608)     (833)
 Policy loan transactions                   -        (6)        -         (6)       (18)      1,669       (22)    (1,007)      (55)
 Other transactions                        (8)      (97)     (118)      (159)      (663)     (3,142)     (291)    (4,733)     (939)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions               (222)  (12,676)     (465)      (165)    (3,379)    (12,153)     (297)    (5,220)   (2,037)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 2000                         520         -    11,174     11,257     35,736      68,534    16,625     66,228     8,649
-----------------------------------------------------------------------------------------------------------------------------------


                                       36


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)
                                                                                      TEMPLETON    TEMPLETON    USALLIANZ
                                                        TEMPLETON      TEMPLETON  INTERNATIONAL      PACIFIC          VIP
                                                           GROWTH  INTERNATIONAL        SMALLER       GROWTH  DIVERSIFIED     TOTAL
                                                       SECURITIES     SECURITIES      COMPANIES   SECURITIES       ASSETS       ALL
                                                             FUND           FUND           FUND         FUND         FUND     FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                     85,767         78,634         1,139        29,580            -   835,970
Policy transactions:
 Purchase payments                                         20,228         17,692             -        11,546            -   340,375
 Transfers between funds                                   16,458         10,775           795        (2,703)           -   (11,943)
 Surrenders and terminations                               (2,700)        (3,966)            -        (2,018)           -   (24,334)
 Policy loan transactions                                    (677)          (733)            -          (247)           -   (30,234)
 Other transactions                                        (9,229)        (7,641)          (35)       (3,684)           -   (59,202)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 24,080         16,127           760         2,894            -   214,662
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    109,847         94,761         1,899        32,474            - 1,050,632
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                                         17,440         15,075             -         7,406            -   166,789
 Transfers between funds                                   29,397         (1,898)        1,448         2,890            -    16,777
 Surrenders and terminations                               (5,394)        (8,060)            -          (672)           -   (42,487)
 Policy loan transactions                                  (1,166)        (1,465)            -          (168)           -   (16,592)
 Other transactions                                        (9,072)        (7,285)          (46)       (3,497)           -   (58,923)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 31,205         (3,633)        1,402         5,959            -    65,564
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999                    141,052         91,128         3,301        38,433            - 1,116,196
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                                         15,727         11,396            17        7,188            36   103,546
 Transfers between funds                                   (8,316)        (9,529)         (490)      (6,552)          361    29,778
 Surrenders and terminations                               (2,401)        (2,727)           (1)      (1,086)            -   (35,381)
 Policy loan transactions                                     230            576             -          (30)        2,269    11,124
 Other transactions                                        (8,981)        (6,191)          (56)      (3,415)          (45)  (58,619)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 (3,741)        (6,475)         (530)      (3,895)        2,621    50,448
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 2000                    137,311         84,653         2,771       34,538         2,621 1,166,644
-----------------------------------------------------------------------------------------------------------------------------------


                                       37


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES

A summary of units outstanding, unit values, and total return for variable life contracts and the expense ratios, including expenses of the underlying funds, each of the five years in the period ended December 31, 2000 follows:

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH FUND
December 31,
 2000                                                       32,107        $8.755         -21.1%   $281,091          1.58%
 1999(1)                                                     9,428         11.094         10.9     104,588          1.48+

ALGER AMERICAN GROWTH PORTFOLIO
December 31,
 2000                                                       24,995         9.247         -15.4     231,121          1.54
 1999(1)                                                    10,227        10.932           9.3     111,793          1.54+

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
December 31,
 2000                                                       15,829         9.081         -25.4     143,758          1.65
 1999(1)                                                       567        12.171          21.7       6,903          1.68+

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
December 31,
 2000(6)                                                        15         7.552         -24.5         110          1.65+

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
December 31,
 2000                                                       52,081        31.777         -33.4   1,655,019          1.27
 1999                                                       49,532        47.679          38.4   2,362,390          1.26
 1998                                                       50,549        34.456          10.4   1,741,751          1.25
 1997                                                       51,056        31.223          25.8   1,594,097          1.25
 1996                                                       54,519        24.816           6.3   1,352,938          1.25

FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND
December 31,
 2000                                                       12,170        16.650          71.3     202,629          1.53
 1999                                                        4,950         9.720          -8.8      48,117          1.57
 1998(2)                                                       776        10.656           6.6       8,265          1.59+

FRANKLIN GROWTH AND INCOME SECURITIES FUND
December 31,
 2000                                                       64,153        50.297          17.1   3,226,650          1.25
 1999                                                       71,590        42.947           0.4   3,074,550          1.24
 1998                                                       67,901        42.797           7.5   2,905,941          1.24
 1997                                                       58,217        39.803          26.8   2,317,193          1.24
 1996                                                       54,351        31.393          13.3   1,706,254          1.25

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME FUND
December 31,
 2000                                                       55,980       $21.074         -13.7% $1,179,701          1.32%
 1999                                                       57,189        24.406          -0.8   1,395,748          1.29
 1998                                                       67,218        24.606           0.2   1,653,951          1.28
 1997                                                       74,683        24.565          10.7   1,834,614          1.28
 1996                                                       84,503        22.188          13.0   1,874,953          1.29


FRANKLIN INCOME SECURITIES FUND
December 31,
 2000                                                       39,873        29.536          18.9   1,177,665          1.25
 1999                                                       48,557        24.846          -2.5   1,206,414          1.25
 1998                                                       61,071        25.496           0.9   1,557,015          1.24
 1997                                                       47,169        25.273          16.2   1,192,087          1.25
 1996                                                       39,985        21.747          10.4     869,551          1.25


FRANKLIN LARGE CAP GROWTH SECURITIES FUND
December 31,
 2000                                                       57,393        21.734           5.0   1,247,375          1.53
 1999                                                       44,359        20.706          30.7     918,500          1.52
 1998                                                       20,496        15.847          19.4     324,793          1.52
 1997                                                        7,386        13.273          17.4      98,032          1.52
 1996(3)                                                       391        11.303          13.0       4,418          1.52+


FRANKLIN MONEY MARKET FUND
December 31,
 2000                                                       70,099        18.548           5.2   1,300,193          1.30
 1999                                                       72,637        17.638           4.0   1,281,162          1.28
 1998                                                      112,248        16.964           4.4   1,904,136          1.20
 1997                                                       43,767        16.244           4.5     710,942          1.20
 1996                                                       46,930        15.550           4.4     729,749          1.18


FRANKLIN NATURAL RESOURCES SECURITIES FUND
December 31,
 2000                                                       23,097        16.631          35.5     384,061          1.42
 1999                                                       26,790        12.277          31.3     328,864          1.41
 1998                                                       13,373         9.353         -25.9     125,063          1.39
 1997                                                        8,354        12.629         -19.6     105,493          1.44
 1996                                                        8,152        15.704           3.2     128,017          1.40

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
December 31,
 2000                                                       19,737       $33.265          31.0%   $656,574          1.35%
 1999                                                       24,019        25.401          -6.8     610,109          1.33
 1998                                                       22,103        27.267         -17.4     602,683          1.29
 1997                                                       19,569        33.025          19.8     646,288          1.29
 1996                                                       12,678        27.568          31.8     349,516          1.32

FRANKLIN RISING DIVIDENDS SECURITIES FUND
December 31,
 2000                                                        45,967       23.831          20.1   1,095,484          1.53
 1999                                                       53,021        19.835         -10.4   1,051,719          1.50
 1998                                                       45,571        22.132           6.1   1,008,603          1.47
 1997                                                       31,403        20.855          32.0     654,915          1.49
 1996                                                       19,304        15.795          23.2     304,911          1.51

FRANKLIN S&P 500 INDEX FUND
December 31,
 2000                                                       57,898         9.517          -9.1     551,041          1.07
 1999(1)                                                    12,867        10.476           4.8     134,791          1.30+

FRANKLIN SMALL CAP FUND
December 31,
 2000                                                       71,268        24.693         -15.2   1,759,841          1.52
 1999                                                       58,209        29.131          95.5   1,695,730          1.52
 1998                                                       54,335        14.903          -1.7     809,760          1.52
 1997                                                       23,599        15.164          16.5     357,841          1.52
 1996                                                        4,338        13.011          28.1      56,436          1.52

FRANKLIN TECHNOLOGY SECURITIES FUND
December 31,
 2000(6)                                                     1,266         7.542         -24.6       9,545          1.74+

FRANKLIN U.S. GOVERNMENT FUND
December 31,
 2000                                                       42,102        25.921          11.0   1,091,393          1.27
 1999                                                       43,003        23.356          -1.7   1,004,398          1.26
 1998                                                       38,233        23.755           6.6     908,236          1.25
 1997                                                       39,400        22.276           8.5     877,698          1.25
 1996                                                       45,204        20.532           2.8     928,142          1.26

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN VALUE SECURITIES FUND
December 31,
 2000                                                          519       $ 9.720          24.3%    $ 5,054          1.59%
 1999                                                          742         7.820           0.9       5,811          1.56
 1998(2)                                                       399         7.751         -22.5       3,098          1.87+

FRANKLIN ZERO COUPON FUND - 2005
December 31,
 2000                                                       11,174        34.646          11.7     387,085          1.41
 1999                                                       11,639        31.011          -6.6     360,912          1.40
 1998                                                       11,778        33.196          11.7     390,968          1.15
 1997                                                       11,932        29.722          10.5     354,637          1.15
 1996                                                       14,331        26.888          -1.3     385,323          1.15

FRANKLIN ZERO COUPON FUND - 2010
December 31,
 2000                                                       11,257        40.376          17.8     454,476          1.40
 1999                                                       11,422        34.265         -12.9     391,363          1.40
 1998                                                       11,597        39.336          13.6     456,187          1.15
 1997                                                       11,826        34.629          15.7     409,523          1.15
 1996                                                       11,896        29.931          -3.4     356,054          1.15

MUTUAL DISCOVERY SECURITIES FUND
December 31,
 2000                                                       35,736        15.329           9.6     547,795          1.77
 1999                                                       39,115        13.983          22.8     546,938          1.76
 1998                                                       36,029        11.383          -5.7     410,124          1.75
 1997                                                       29,439        12.072          18.5     355,384          1.81
 1996(4)                                                     4,953        10.190           1.9      50,468          2.12+

MUTUAL SHARES SECURITIES FUND
December 31,
 2000                                                       68,534        15.235          12.8   1,044,113          1.55
 1999                                                       80,687        13.509          12.6   1,090,067          1.54
 1998                                                       86,534        12.002          -0.7   1,038,636          1.52
 1997                                                       75,999        12.082          16.9     918,245          1.55
 1996(4)                                                     8,280        10.339           3.4      85,606          1.75+

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
December 31,
 2000                                                       16,625      $ 14.567          -1.9%  $ 242,194          1.57%
 1999                                                       16,922        14.852           6.7     251,342          1.57
 1998                                                       17,144        13.917          -0.8     238,598          1.59
 1997                                                       22,230        14.027          10.9     311,809          1.69
 1996                                                       30,332        12.651          18.9     383,721          1.61

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
December 31,
 2000                                                        66,228        8.548         -30.0     566,104          2.31
 1999                                                       71,448        12.217          53.5     872,827          2.14
 1998                                                       70,793         7.959         -22.2     563,460          2.16
 1997                                                       62,109        10.230          -9.4     635,389          2.17
 1996                                                       59,260        11.292          20.7     669,146          2.24

TEMPLETON GLOBAL INCOME SECURITIES FUND
December 31,
 2000                                                        8,649        17.478           3.5     151,181          1.47
 1999                                                       10,686        16.881          -6.5     180,418          1.40
 1998                                                       10,487        18.052           6.3     189,335          1.38
 1997                                                        8,916        16.985           1.7     151,430          1.37
 1996                                                        7,756        16.700           8.8     129,516          1.36

TEMPLETON GROWTH SECURITIES FUND
December 31,
 2000                                                      137,311        19.695           1.0   2,704,317          1.62
 1999                                                      141,052        19.504          20.1   2,751,077          1.63
 1998                                                      109,847        16.235           8.2   1,783,371          1.63
 1997                                                       85,767        15.010          12.7   1,287,362          1.63
 1996                                                       58,157        13.324          20.4     774,892          1.68

TEMPLETON INTERNATIONAL SECURITIES FUND
December 31,
 2000                                                       84,653        22.866          -5.6   1,935,711          1.62
 1999                                                       91,128        24.230          25.7   2,208,092          1.65
 1998                                                       94,761        19.278           4.8   1,826,865          1.63
 1997                                                       78,634        18.400          10.9   1,446,893          1.64
 1996                                                       60,849        16.598          22.0   1,010,009          1.64

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
December 31,
 2000                                                        2,771      $ 11.510          -1.8%   $ 31,907          1.86%
 1999                                                        3,301        11.717          23.0      38,684          1.86
 1998                                                        1,899         9.528         -12.9      18,103          1.85
 1997                                                        1,139        10.943          -2.2      12,470          1.81
 1996(3)                                                          -       11.194          11.9           -          1.53+

TEMPLETON PACIFIC GROWTH SECURITIES FUND
December 31,
 2000                                                       34,538         8.470         -26.3     292,514          1.85
 1999                                                       38,433        11.488          36.0     441,517          1.83
 1998                                                       32,474         8.447         -13.8     274,322          1.85
 1997                                                       29,580         9.798         -36.4     289,825          1.78
 1996                                                       27,810        15.412          10.3     428,593          1.74

USALLIANZ VIP DIVERSIFIED ASSETS FUND
December 31,
 2000                                                        2,621        10.457          2.7%      27,400          1.75
 1999(1)                                                         -             -            -            -          1.75+

USALLIANZ VIP FIXED INCOME FUND
December 31,
 2000                                                            -             -            -            -          1.50
 1999(1)                                                         -             -            -            -          1.50+

USALLIANZ VIP GROWTH FUND
December 31,
 2000                                                            -             -            -            -          1.65
 1999(1)                                                         -             -            -            -          1.65+


* For the year ended December 31, including the effect of the expenses of the underlying funds.

**   Total return does not reflect payment of sales charge.

+    Annualized.

1    Period from November 12, 1999 (fund commencement) to December 31, 1999.

2    Period from May 1, 1998 (fund commencement) to December 31, 1998.

3    Period from May 1, 1996 (fund commencement) to December 31, 1996.

4    Period from November 8, 1996 (fund commencement) to December 31, 1996.

6    Period from May 1, 2000 (fund commencement) to December 31, 2000.

                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 2000 and 1999

                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Independent Auditors' Report

The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, in 1999 the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2000 and 1999 (in thousands)

     Assets                                                                                                   2000           1999
                                                                                                          --------------------------

Investments:
    Fixed maturities, at fair value ..................................................................    $ 5,590,904      4,582,350
    Equity securities, at fair value .................................................................        600,922        675,541
    Mortgage loans on real estate ....................................................................        566,547        528,933
    Short-term securities ............................................................................        309,524        139,571
    Policy loans .....................................................................................         57,066         46,573
    Real estate ......................................................................................        333,836        154,063
    Options ..........................................................................................        101,796         68,217
    Investment in equity investments .................................................................          3,655          3,045
    Other long-term investments ......................................................................          3,380              0
                                                                                                          --------------------------
        Total investments ............................................................................      7,567,630      6,198,293
Cash .................................................................................................         41,627         76,213
Accrued investment income ............................................................................         88,298         73,774
Receivables (net of allowance for uncollectible accounts of
    $3,358 in 2000 and $3,395 in 1999) ...............................................................        309,047        310,866
Reinsurance recoverable:
    Funds held on deposit ............................................................................      1,144,153      1,151,941
    Recoverable on future policy benefit reserves ....................................................      3,259,954      3,330,612
    Recoverable on unpaid claims .....................................................................        358,567        405,086
    Receivable on paid claims ........................................................................         63,034         74,483
Goodwill (net of accumulated amortization of $20,591 in 2000 and $3,847 in 1999) .....................        312,122        304,561
Value of business acquired (net of accumulated amortization of $34,478 in 2000 and $6,136 in 1999) ...        189,454        210,363
Deferred acquisition costs ...........................................................................        941,511        801,763
Home office property and equipment (net of accumulated depreciation of
     $23,437 in 2000 and $40,181 in 1999) ............................................................         52,630         15,865
Federal income tax recoverable .......................................................................            652         10,484
Other assets .........................................................................................         65,815         39,946
                                                                                                          --------------------------
    Assets, exclusive of separate account assets .....................................................     14,394,494     13,004,250
Separate account assets ..............................................................................      6,822,883      8,488,404
                                                                                                          --------------------------
    Total assets .....................................................................................    $21,217,377     21,492,654
                                                                                                          ==========================

          See accompanying notes to consolidated financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets (continued)

December 31, 2000 and 1999 (in thousands)

        Liabilities and Stockholder's Equity                                                               2000              1999
                                                                                                       -----------------------------
Liabilities
    Future benefit reserves:
       Life ....................................................................................       $ 2,045,746         1,874,904
       Annuity .................................................................................         9,007,312         7,796,583
    Policy and contract claims .................................................................           912,539           927,915
    Unearned premiums ..........................................................................            48,907            49,013
    Reinsurance payable ........................................................................           146,826           212,239
    Deferred income on reinsurance .............................................................           166,503           186,888
    Deferred income taxes ......................................................................            15,361            51,356
    Accrued expenses ...........................................................................            90,159           108,232
    Commissions due and accrued ................................................................            57,173            55,904
    Other policyholder funds ...................................................................           136,911           102,220
    Amounts drawn in excess of bank balances ...................................................            49,247            18,103
    Other liabilities ..........................................................................           102,346            73,813
                                                                                                       -----------------------------
            Liabilities, exclusive of separate account liabilities .............................        12,779,030        11,457,170
    Separate account liabilities ...............................................................         6,822,883         8,488,404
                                                                                                       -----------------------------
            Total liabilities ..................................................................        19,601,913        19,945,574
                                                                                                       =============================
Stockholder's Equity:
    Common stock, $1 par value, 20 million shares authorized, issued and outstanding ...........            20,000            20,000
    Additional paid-in capital .................................................................           830,274           830,274
    Retained earnings ..........................................................................           738,354           632,320
    Accumulated other comprehensive income .....................................................            26,836            64,486
                                                                                                       -----------------------------
            Total stockholder's equity .........................................................         1,615,464         1,547,080
Commitments and contingencies (notes 7 and 12)
                                                                                                       -----------------------------
            Total liabilities and stockholder's equity .........................................       $21,217,377        21,492,654
                                                                                                       =============================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   3
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Operations

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                          2000              1999            1998
                                                                                      ---------------------------------------------
Revenue:
    Life insurance premiums .....................................................     $   453,789          440,011          416,199
    Other life policy considerations ............................................          61,482           38,801           52,668
    Annuity considerations ......................................................         186,393          239,070          222,632
    Accident and health premiums ................................................         654,874          843,906          773,570
                                                                                      ---------------------------------------------
        Total premiums and considerations .......................................       1,356,538        1,561,788        1,465,069
    Premiums and annuity considerations ceded ...................................         345,279          478,239          411,316
                                                                                      ---------------------------------------------
        Net premiums and considerations .........................................       1,011,259        1,083,549        1,053,753
    Investment income, net ......................................................         403,899          279,982          220,297
    Realized investment gains ...................................................         122,851          112,253           89,226
    Other .......................................................................          84,912           72,301           78,174
                                                                                      ---------------------------------------------
        Total revenue ...........................................................       1,622,921        1,548,085        1,441,450
                                                                                      ---------------------------------------------
Benefits and expenses:
    Life insurance benefits .....................................................         458,203          382,464          461,891
    Annuity benefits ............................................................         402,170          248,520          254,694
    Accident and health insurance benefits ......................................         521,616          765,257          623,640
                                                                                      ---------------------------------------------
        Total benefits ..........................................................       1,381,989        1,396,241        1,340,225
    Benefit recoveries ..........................................................         441,218          443,441          501,719
                                                                                      ---------------------------------------------
        Net benefits ............................................................         940,771          952,800          838,506
    Commissions and other agent compensation ....................................         397,020          304,816          322,697
    General and administrative expenses .........................................         243,684          162,798          116,007
    Taxes, licenses and fees ....................................................          24,553           26,292           15,848
    Amortization of goodwill ....................................................          16,744            3,847                0
    Amortization of value of business acquired, net of interest credited ........          20,909            4,161                0
    Change in deferred acquisition costs, net ...................................        (139,748)         129,142           (2,979)
                                                                                      ---------------------------------------------
        Total benefits and expenses .............................................       1,503,933        1,583,856        1,290,079
                                                                                      ---------------------------------------------
        Income (loss) from operations before income taxes .......................         118,988          (35,771)         151,371
                                                                                      ---------------------------------------------
Income tax expense (benefit):
    Current .....................................................................          28,871           63,371           48,410
    Deferred ....................................................................         (15,917)         (73,727)           2,822
                                                                                      ---------------------------------------------
        Total income tax expense (benefit) ......................................          12,954          (10,356)          51,232
                                                                                      ---------------------------------------------
        Income (loss) before cumulative effect of change in accounting ..........         106,034          (25,415)         100,139
Cumulative effect of change in accounting, net of tax benefit ...................               0          (16,122)               0
                                                                                      ---------------------------------------------
        Net income (loss) .......................................................     $   106,034          (41,537)         100,139
                                                                                      =============================================

          See accompanying notes to consolidated financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                   2000          1999        1998
                                                                                                -----------------------------------
Net income (loss) ...........................................................................   $ 106,034      (41,537)     100,139
                                                                                                -----------------------------------
Other comprehensive (loss) gain:
    Foreign currency translation adjustments, net of tax ....................................        (798)       1,461       (1,761)
                                                                                                -----------------------------------
    Unrealized gains (losses) on fixed maturity and equity securities:
        Unrealized holding gains (losses) arising during the period net of tax expense (benefit) of $23,155, $(55,781) and $57,703 in 2000, 1999,
            and 1998, respectively ..........................................................      43,001     (103,590)     107,161
        Reclassification adjustment for gains included in net income, net of tax
            expense of $42,998, $39,289, and $30,627 in 2000, 1999, and 1998, respectively ..      79,853       72,964       56,879
                                                                                                -----------------------------------
            Total unrealized holding (losses) gains .........................................     (36,852)    (176,554)      50,282
                                                                                                -----------------------------------
            Total other comprehensive (loss) income .........................................     (37,650)    (175,093)      48,521
                                                                                                -----------------------------------
            Total comprehensive income (loss) ...............................................   $  68,384     (216,630)     148,660
                                                                                                ===================================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   5
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                              2000            1999           1998
                                                                                          -----------------------------------------
Common stock:
        Balance at beginning and end of year ..........................................   $    20,000         20,000         20,000
                                                                                          -----------------------------------------
Preferred stock:
        Balance at beginning of year ..................................................             0              0         25,000
        Redemption of stock during the year ...........................................             0              0        (25,000)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................             0              0              0
                                                                                          -----------------------------------------
Additional paid-in capital:
        Balance at beginning of year ..................................................       830,274        407,088        407,088
        Capital contribution ..........................................................             0        423,186              0
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       830,274        830,274        407,088
                                                                                          -----------------------------------------
Retained earnings:
        Balance at beginning of year ..................................................       632,320        673,857        574,447
        Net income ....................................................................       106,034        (41,537)       100,139
        Cash dividend to stockholder ..................................................             0              0           (729)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       738,354        632,320        673,857
                                                                                          -----------------------------------------
Accumulated other comprehensive income:
    Accumulated unrealized holding gain:
        Balance at beginning of year ..................................................        69,234        245,788        195,505
        Net unrealized (loss) gain on investments during the year,
             net of deferred federal income taxes .....................................       (36,852)      (176,554)        50,283
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        32,382         69,234        245,788
Accumulated unrealized foreign currency (loss):
        Balance at beginning of year ..................................................        (4,748)        (6,209)        (4,448)
        Net unrealized (loss) gain on foreign currency translation during the year,
            net of deferred federal income taxes ......................................          (798)         1,461         (1,761)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        (5,546)        (4,748)        (6,209)
                                                                                          -----------------------------------------
        Total accumulated other comprehensive income ..................................        26,836         64,486        239,579
                                                                                          -----------------------------------------
            Total stockholder's equity ................................................   $ 1,615,464      1,547,080      1,340,524
                                                                                          =========================================

          See accompanying notes to consolidated financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

December 31, 2000, 1999 and 1998 (in thousands)

                                                                                               2000            1999          1998
                                                                                            ---------------------------------------
Cash flows provided by (used in) operating activities:
    Net income (loss) .................................................................     $ 106,034        (41,537)       100,139
                                                                                            ---------------------------------------
    Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
            Realized investment gains .................................................      (134,916)      (112,253)       (89,226)
            Unrealized (gain) loss on options .........................................        50,466        (10,472)        (3,231)
            Deferred federal income tax (benefit) expense .............................       (15,917)       (82,409)         2,822
            Charges to policy account balances ........................................       (44,976)       (66,945)      (104,681)
            Interest credited to policy account balances ..............................       206,695        251,303        262,956
            Change in:
                Accrued investment income .............................................       (14,524)        (1,921)         1,696
                Receivables ...........................................................         1,819         17,873        (61,295)
                Reinsurance recoverable ...............................................       136,414       (435,498)      (162,959)
                Deferred acquisition costs ............................................      (139,748)       128,296         (2,979)
                Future benefit reserves ...............................................       (56,090)      (136,722)        25,183
                Policy and contract claims and other policyholder funds ...............        19,315        206,366        156,119
                Unearned premiums .....................................................          (106)        (4,765)         3,610
                Reinsurance payable ...................................................       (65,413)        13,820         17,713
                Current tax recoverable ...............................................         9,832         (6,424)        16,701
                Accrued expenses and other liabilities ................................        10,460        (52,776)        12,891
                Commissions due and accrued ...........................................         1,269          5,627          1,483
            Depreciation and amortization .............................................        22,352         (5,917)       (12,711)
            Equity in earnings of equity investments ..................................        (2,659)          (690)        (2,207)
            Other, net ................................................................       (11,508)         3,821          1,314
                                                                                            ---------------------------------------
                Total adjustments .....................................................       (27,235)      (289,686)        63,199
                                                                                            ---------------------------------------
            Net cash provided by (used in) operating activities .......................        78,799       (331,223)       163,338
                                                                                            ---------------------------------------

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   7
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                      2000               1999               1998
                                                                                  -------------------------------------------------
Cash flows (used in) provided by operating activities .....................       $    78,799           (331,223)           163,338
Cash flows (used in) provided by investing activities:
    Purchase of fixed maturities ..........................................        (2,048,850)        (1,171,682)        (1,256,653)
    Purchase of equity securities .........................................        (1,262,887)          (404,985)        (1,518,096)
    Purchase of real estate ...............................................          (169,960)           (66,502)           (36,367)
    Purchase of options ...................................................           (84,045)           (22,145)            (8,272)
    Funding of mortgage loans .............................................           (85,559)          (114,840)          (168,870)
    Sale and redemption of fixed maturity securities ......................         1,101,652          1,123,115          1,460,969
    Matured fixed maturity securities .....................................            93,125             21,280             28,152
    Sale of equity securities .............................................         1,263,995            385,559          1,560,695
    Sale of real estate ...................................................               487                  0              7,103
    Repayment of mortgage loans ...........................................            47,945             41,355             29,105
    Net change in short-term securities ...................................          (169,953)            38,121            (49,242)
    Purchase of home office property and equipment ........................           (36,765)            (4,972)            (1,220)
    Purchase of interest in equity investments ............................           (24,357)                 0                  0
    Purchase of Life USA, net of cash acquired ............................                 0           (370,881)           (79,091)
    Other .................................................................           (24,914)            (5,438)            (5,489)
                                                                                  -------------------------------------------------
    Net cash used in investing activities .................................        (1,400,086)          (552,015)           (37,276)
                                                                                  -------------------------------------------------
Cash flows provided by (used in) financing activities:
    Policyholders' deposits to account balances ...........................       $ 1,875,392          1,033,877            864,446
    Policyholders' withdrawals from account balances ......................          (599,450)          (663,733)          (562,667)
    Change in amounts drawn in excess of bank balances ....................            31,144              2,782             15,321
    Change in assets held under reinsurance agreements ....................           (20,385)            80,823              7,876
    Funds (repaid) on dollar reverse repurchase agreements, net ...........                 0                  0           (369,664)
    Capital contribution ..................................................                 0            423,186                  0
    Redemption of preferred stock .........................................                 0                  0            (25,000)
    Cash dividends paid ...................................................                 0                  0               (729)
                                                                                  -------------------------------------------------
    Net cash provided by (used in) financing activities ...................         1,286,701            876,935            (70,417)
                                                                                  -------------------------------------------------
            Net change in cash ............................................           (34,586)            (6,303)            55,645
Cash at beginning of year .................................................            76,213             82,516             26,871
                                                                                  -------------------------------------------------
Cash at end of year .......................................................       $    41,627             76,213             82,516
                                                                                  =================================================

          See accompanying notes to consolidated financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                  2000         1999           1998
                                                                                               -------------------------------------
Supplemental disclosures of noncash transactions:
  Fair value of assets acquired in acquisition of LifeUSA:
        Fixed maturity securities ........................................................     $       0     2,283,214            0
        Equity securities ................................................................             0        21,358            0
        Certificates of deposit and short-term securities ................................             0        11,285            0
        Policy loans .....................................................................             0        37,618            0
        Options ..........................................................................             0        20,491            0
        Cash .............................................................................             0        62,767            0
        Accrued investment income ........................................................             0        35,204            0
        Receivables (net of allowance for uncollectible accounts of $0, $145, $0) ........             0         4,768            0
        Recoverable on future policy benefit reserves - annuity ..........................             0     3,023,377
        Deferred tax asset ...............................................................             0        29,825            0
        Other assets .....................................................................             0        21,291            0

    Liabilities assumed in acquisition of LifeUSA:
        Future policy benefit reserves - annuity .........................................             0     5,395,155            0
        Reinsurance payable ..............................................................             0        69,022            0
        Accrued expenses .................................................................             0        14,611            0
        Commissions due and accrued ......................................................             0         9,277            0
        Other policyholder funds .........................................................             0        29,729            0
        Other liabilities ................................................................             0        42,552            0

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   9
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 2000 net revenues and considerations, 44%, 39% and 17% of the Company's business is accident and health, life and annuity, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies and third party marketing organizations.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, LifeUSA Insurance Company (LifeUSA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of LifeUSA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 2000 and 1999 is summarized below.

                                            2000             1999
                                    =============================
Balance, beginning of year          $    210,363                0
Additions                                      0          214,524
Interest                                   7,433            1,975
Amortization                            (28,342)           (6,136)
                                    -----------------------------
Balance, end of year                     189,454          210,363
                                    =============================

The net amortization of the VOBA in each of the next five years is expected to be: 2001 - $20,770; 2002 - $19,247; 2003 - $18,281; 2004 - $17,895; and 2005 -
$13,253.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill related to the purchase of LifeUSA is amortized on a straight-line basis over 20 years; all other goodwill is amortized over 15 years. The value of VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. Fair value of the asset is determined based on discounted estimated future cash flows of business purchased or future business, as applicable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $162,746, $312,036, and $202,644, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

            Variable Life Prospectus   11
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains or losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $127,528 and $164,045, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based primarily on independent pricing services, broker quotes and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Investment in Equity Method Subsidiaries

The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The excess of amounts invested over the proportionate equity in the investee's net assets has been accounted for as goodwill and is being amortized over a 15-year life. The Company's investment in various companies is classified as investment in equity method subsidiaries and is included in investment in equity investments on the Consolidated Balance Sheet. The Company's proportionate share of gains or losses is reflected in the investment balance and is also reflected in other income on the Consolidated Statement of Operations.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 2000, management believes a proper economic hedge exists.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in investment income on the Consolidated Statement of Operations to offset increases or decreases in the future policy benefits liability for the index benefit that are shown in annuity benefits on the Consolidated Statement of Operations.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $669,450 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") on a "to be announced" ("TBA") basis. The interest rates on these securities range from 6.5% to 7.5%. The Company received income from commitments of this type totaling $23,436, $296 and $240 in 2000, 1999 and 1998, respectively.

Home Office Property and Equipment

Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters are being capitalized until the facility becomes operational. These costs will be amortized over a thirty-nine year period. Capitalized costs incurred in 2000 were $37,355. Interest is capitalized in connection with the construction and recorded as part of the asset to which it relates and will be amortized over the asset's estimated useful life. In 2000, $796 of interest cost was capitalized.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

            Variable Life Prospectus   13
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market. Based on the Company's derivative position at December 31, 2000, the Company estimates the impact upon adoption will be immaterial to the consolidated financial statements.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, a replacement of SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(2) BUSINESS COMBINATION

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of LifeUSA Holding, Inc. that it did not already own for approximately $423,000 in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements only include the results of LifeUSA's operations from the date of acquisition. The value of business acquired was approximately $215,000 and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308,000 has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7,000 were recorded related to the acquisition of LifeUSA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and LifeUSA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occured on January 1, 1998.

                                                    1999                 1998
                                               ---------------------------------
Total revenue .......................          $ 1,766,792             1,654,531
Net (loss) income ...................              (44,624)              103,236

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

            Variable Life Prospectus   15
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                                                           Amount
                                                                                                                          shown on
                                                                                 Amortized           Estimated          consolidated
                                                                                   cost                fair               balance
                                                                                  or cost              value               sheet
                                                                                --------------------------------------------------
Fixed maturity securities:
    U.S. government ....................................................        $  798,968             826,092             826,092
    States and political subdivisions ..................................            86,944              88,067              88,067
    Foreign government .................................................           143,091             146,945             146,945
    Public utilities ...................................................           173,045             172,521             172,521
    Corporate securities ...............................................         3,536,710           3,495,915           3,495,915
    Mortgage backed securities .........................................           294,327             305,616             305,616
    Collateralized mortgage obligations ................................           541,085             555,748             555,748
                                                                                ==================================================
        Total fixed maturities .........................................        $5,574,170           5,590,904           5,590,904
                                                                                --------------------------------------------------
Equity securities:
    Common stocks:
        Banks, trusts and insurance companies ..........................            20,586              31,692              31,692
        Industrial and miscellaneous ...................................           547,167             569,164             569,164
    Preferred stocks ...................................................                84                  66                  66
                                                                                --------------------------------------------------
        Total equity securities ........................................        $  567,837             600,922             600,922
                                                                                --------------------------------------------------
Other investments:
    Mortgage loans on real estate ......................................           566,547              XXXXXX             566,547
    Certificates of deposit and short-term securities ..................           309,524              XXXXXX             309,524
    Policy loans .......................................................            57,066              XXXXXX              57,066
    Real estate ........................................................           333,836              XXXXXX             333,836
    Options ............................................................           135,331              XXXXXX             101,796
    Investment in equity investments ...................................             3,655              XXXXXX               3,655
    Other long-term investments ........................................             3,380              XXXXXX               3,380
                                                                                --------------------------------------------------
        Total other investments ........................................        $1,409,339              XXXXXX           1,375,804
                                                                                --------------------------------------------------
        Total investments ..............................................        $7,551,346              XXXXXX           7,567,630
                                                                                ==================================================

                                       16
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                 Amortized             Gross             Gross            Estimated
                                                                   cost              unrealized        unrealized            fair
                                                                  or cost              gains             losses             value
                                                                -------------------------------------------------------------------
2000:
 Fixed maturity securities:
    U.S. Government ....................................        $  798,968             27,286                162            826,092
    States and political subdivisions ..................            86,944              2,234              1,111             88,067
    Foreign government .................................           143,091              3,952                 98            146,945
    Public utilities ...................................           173,045              3,487              4,011            172,521
    Corporate securities ...............................         3,536,710             80,945            121,740          3,495,915
    Mortgage backed securities .........................           294,327             11,466                177            305,616
    Collateralized mortgage obligations ................           541,085             14,912                249            555,748
                                                                ===================================================================
        Total fixed maturities .........................         5,574,170            144,282            127,548          5,590,904
    Equity securities ..................................           567,837            136,513            103,428            600,922
                                                                ===================================================================
        Total ..........................................        $6,142,007            280,795            230,976          6,191,826
                                                                ===================================================================
1999:
 Fixed maturity securities:
    U.S. Government ....................................        $  294,587              3,340              5,931            291,996
    States and political subdivisions ..................            57,378                  0              4,926             52,452
    Foreign government .................................           172,877                334              3,525            169,686
    Public utilities ...................................           227,934                 20              7,352            220,602
    Corporate securities ...............................         2,981,913              3,902            112,488          2,873,327
    Mortgage backed securities .........................           345,794              5,026              3,585            347,235
    Collateralized mortgage obligations ................           634,680              2,126              9,754            627,052
                                                                ===================================================================
        Total fixed maturities .........................         4,715,163             14,748            147,561          4,582,350
    Equity securities ..................................           436,214            289,441             50,114            675,541
                                                                ===================================================================
        Total ..........................................        $5,151,377            304,189            197,675          5,257,891
                                                                ===================================================================

The changes in net unrealized gains and (losses) on fixed maturity securities were $149,547, $(277,300), and $22,170 in each of the years ended December 31, 2000, 1999 and 1998, respectively.

The changes in net unrealized gains and (losses) in equity investments, which include common stocks and nonredeemable preferred stocks were $(206,242), $5,676, and $55,188 for the years ended December 31, 2000, 1999 and 1998, respectively.

            Variable Life Prospectus   17
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                      Amortized           Estimated
                                                                                                        cost              fair value
                                                                                                     -------------------------------
    Due in one year or less ..............................................................           $  112,700              112,139
    Due after one year through five years ................................................            1,617,042            1,632,509
    Due after five years through ten years ...............................................            1,312,355            1,295,647
    Due after ten years ..................................................................            1,696,661            1,689,245
    Mortgage backed securities and collateralized mortgage obligations ...................              835,412              861,364
                                                                                                     -------------------------------
        Totals ...........................................................................           $5,574,170            5,590,904
                                                                                                     ===============================

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $1,859,939, $1,309,130, and $1,561,991, respectively. Gross gains of $198,277, $151,920, and $105,723 and gross losses of $63,772, $39,717, and $18,217 were realized on sales of securities in 2000, 1999 and 1998, respectively. In 2000, a loss of $12,100 was recognized on securities with other than temporary impairment.

As of December 31, 2000 and 1999, the Company held options with an amortized cost of $135,176 and $51,131, and fair market value of $101,796 and $68,217, respectively. The notional amounts of the option contracts were $838,517 and $317,601 at December 31, 2000 and 1999, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                              2000                    1999                    1998
                                                                          ---------------------------------------------------------
Fixed maturity securities ..................................              $ (10,365)                 (4,474)                 30,299
Equity securities ..........................................                132,770                 116,677                  57,207
Mortgage loans .............................................                      0                  (1,680)                 (1,320)
Real estate ................................................                      0                   2,331                   3,133
Other ......................................................                    446                    (601)                    (93)
                                                                          ---------------------------------------------------------
    Net gains before taxes .................................                122,851                 112,253                  89,226
Tax expense on net realized gains ..........................                 42,998                  39,257                  31,229
                                                                          ---------------------------------------------------------
    Net gains after taxes ..................................              $  79,853                  72,996                  57,997
                                                                          =========================================================

The valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998 and the changes in the allowance for the years then ended are summarized as follows:

                                                                               2000                    1999                    1998
                                                                             -------------------------------------------------------
Beginning of Year ..........................................                 $11,279                   9,599                   8,279
    Charged to operations ..................................                       0                   1,680                   1,320
    Recoveries .............................................                       0                       0                       0
                                                                             -------------------------------------------------------
End of Year ................................................                 $11,279                  11,279                   9,599
                                                                             =======================================================

                                       18
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                                 2000                   1999                  1998
                                                                              ------------------------------------------------------
Interest:
    Fixed maturity securities ...................................             $ 351,203                210,332               152,708
    Mortgage loans ..............................................                43,125                 40,011                34,449
    Policy loans ................................................                 1,658                    737                   497
    Short-term securities .......................................                17,796                  1,823                15,022
Dividends:
    Preferred stock .............................................                    19                    212                   668
    Common stock ................................................                 5,852                  5,259                 5,190
Change in market value on options ...............................               (50,466)                10,472                 3,231
Interest on assets held by reinsurers ...........................                 6,483                  8,097                 8,272
Rental income on real estate ....................................                24,615                 13,356                 7,505
Other invested assets ...........................................                23,516                  1,055                 1,132
                                                                              ======================================================
        Total investment income .................................               423,801                291,354               228,674
Investment expenses .............................................                19,902                 11,372                 8,377
                                                                              ------------------------------------------------------
        Net investment income ...................................             $ 403,899                279,982               220,297
                                                                              ======================================================

            Variable Life Prospectus   19
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                                2000                               1999
                                                                    ----------------------------------------------------------------
                                                                      Carrying           Fair             Carrying           Fair
                                                                       Amount            Value             Amount            Value
                                                                     ---------         ---------         ---------         ---------
Financial assets
    Fixed maturity securities:
        U.S. Government ....................................        $  826,092           826,092           291,996           291,996
        States and political subdivisions ..................            88,067            88,067            52,452            52,452
        Foreign governments ................................           146,945           146,945           169,686           169,686
        Public utilities ...................................           172,521           172,521           220,602           220,602
        Corporate securities ...............................         3,495,915         3,495,915         2,873,327         2,873,327
        Mortgage backed securities .........................           305,616           305,616           347,235           347,235
        Collateralized mortgage obligations ................           555,748           555,748           627,052           627,052
    Equity securities ......................................           600,922           600,922           675,541           675,541
    Mortgage loans .........................................           566,547           577,826           528,933           530,033
    Short term securities ..................................           309,524           309,524           139,571           139,571
    Policy loans ...........................................            57,066            57,066            46,573            46,573
    Options ................................................           101,796           101,796            68,217            68,217
    Separate accounts assets ...............................         6,822,883         6,822,883         8,488,404         8,488,404

Financial liabilities
    Investment contracts ...................................         8,748,042         8,134,508         7,609,726         7,208,876
    Separate account liabilities ...........................         6,822,883         6,719,606         8,488,404         8,361,112
                                                                    ================================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(5) LONG TERM DEBT

On April 26, 2000, the Company entered into a Loan Agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan is for the purchase of land and the construction of the Company's new headquarters. The interest is treated as an additional advance at the end of each month and is calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit is 0.15625% on the portion available. If there is a draw on the letter of credit, interest is calculated at prime plus 2%. As of December 31, 2000 the amount drawn down on the loan and letter of credit was $36,340 and $0, respectively. The loan will mature on April 29, 2002, however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA or US Treasury securities equal to 110% of the principal outstanding plus the maximum amount which may be drawn under the letter of credit. As of December 31, 2000, $42,736 was pledged in accordance with the agreement.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2000 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $13,650, $19,542, and $9,918 in

2000, 1999 and 1998, respectively, is summarized as follows:

                                                                                         2000              1999              1998
                                                                                      ---------------------------------------------
Balance at January 1, net of reinsurance
    recoverables of $175,142, $128,764, and $141,033 .........................        $ 368,346           366,425           312,886
Adjustment primarily related to commutation of block of business .............                0           (53,585)                0
Incurred related to:
    Current year .............................................................          310,638           431,279           417,042
    Prior years ..............................................................           (5,106)            3,264           (12,217)
                                                                                      ---------------------------------------------
Total incurred ...............................................................          305,532           434,543           404,825
                                                                                      ---------------------------------------------
Paid related to:
    Current year .............................................................          120,284           193,341           204,100
    Prior years ..............................................................          193,545           185,696           147,186
                                                                                      ---------------------------------------------
 Total paid ..................................................................          313,829           379,037           351,286
                                                                                      ---------------------------------------------
Balance at December 31, net of reinsurance
    recoverables of $110,803, $175,142, and $128,764 .........................        $ 360,049           368,346           366,425
                                                                                      =============================================

The Company's incurred claims related to prior years decreased in 2000 and 1998 due to positive claims experience. Current year paid claims in 2000 are significantly lower than prior year due to the termination of the reinsurance assumed business in 1999. Additional losses were incurred in 1999 on prior year incurred claims primarily on its reinsurance assumed (non-HMO) business.

            Variable Life Prospectus   21
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                                          Percentage
                                                                                Assumed       Ceded                        of amount
                                                                   Direct      from other    to other        Net            assumed
   Year ended                                                      amount      companies     companies      amount          to net
                                                                --------------------------------------------------------------------
December 31, 2000:
Life insurance in force .....................................   $36,767,941   168,888,297    24,531,393   181,124,845        93.2%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       184,310       330,961       126,045       389,226        85.0%
    Annuities ...............................................       185,388         1,005        13,343       173,050         0.6%
    Accident and health .....................................       480,539       174,335       205,891       448,983        38.8%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   850,237       506,301       345,279     1,011,259        50.1%
                                                                ====================================================================
December 31, 1999:
Life insurance in force .....................................   $36,994,161   129,809,733    24,174,006   142,629,888        91.0%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       205,208       273,604        67,069       411,743        66.5%
    Annuities ...............................................       199,341        39,729        95,232       143,838        27.6%
    Accident and health .....................................       541,847       302,059       315,938       527,968        57.2%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   946,396       615,392       478,239     1,083,549        56.8%
                                                                ====================================================================
December 31, 1998:
Life insurance in force .....................................   $34,118,554    98,832,792    19,483,581   113,467,765        87.1%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       244,416       224,451        93,812       375,055        59.8%
    Annuities ...............................................       220,812         1,820        50,385       172,247         1.1%
    Accident and health .....................................       479,237       294,333       267,119       506,451        58.1%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   944,465       520,604       411,316     1,053,753        49.4%
                                                                ====================================================================

Included in reinsurance recoverables at December 31, 2000 are $2,134,172, $964,406 and $497,022 recoverable from three insurers who, as of December 31, 2000, were rated A+ or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance inforce of $4,779,834, $3,387,592, and $2,067,664 in 2000, 1999 and 1998, respectively, and life insurance premiums earned of $8,764, $6,008, and $4,165 in 2000, 1999 and 1998, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $161, $3,131, and $2,817 in 2000, 1999 and 1998, respectively.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE (CONTINUED)

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. In March of 2000, there was an additional settlement related to this coinsurance agreement in which the Company recognized a ceding commission of $1,334 and transferred reserves of $621. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999. During 2000, $6,038 was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2000 and 1999 was $84,784 and $90,143, respectively.

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 2000 and 1999, $1,110 and $1,200, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator. Deferred revenue as of December 31, 2000 and 1999 was $3,288 and $4,398, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2000, 1999 and 1998, $13,844, $14,996 and $15,965, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2000 and 1999 was $77,203 and $91,047, respectively.

(8) INCOME TAXES

Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                          2000              1999              1998
                                                                                        --------------------------------------------
Income tax expense attributable to operations:
    Current tax expense .......................................................         $ 28,871            63,371            48,410
    Deferred tax (benefit) expense ............................................          (15,917)          (73,727)            2,822
                                                                                        --------------------------------------------
Total income tax  expense (benefit) attributable to operations ................         $ 12,954           (10,356)           51,232
Tax benefit due to cumulative effect of change in accounting ..................                0            (8,682)                0
                                                                                        --------------------------------------------
Total income tax expense (benefit) attributable to net income .................           12,954           (19,038)           51,232
Income tax effect on equity:
    Income tax allocated to stockholder's equity:
        Attributable to unrealized gains and losses for the year ..............          (20,273)          (94,283)           26,127
                                                                                        --------------------------------------------
Total income tax effect on equity .............................................         $ (7,319)         (113,321)           77,359
                                                                                        ============================================

            Variable Life Prospectus   23
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

Components of Income Tax Expense (Benefit)

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:

                                                                                         2000               1999              1998
                                                                                       --------------------------------------------
Income tax expense (benefit) computed at the statutory rate ..................         $ 41,646           (12,520)           52,980
Dividends received deductions and tax-exempt interest ........................          (10,409)           (2,605)           (3,294)
Adequacy release .............................................................          (28,010)                0                 0
Foreign tax ..................................................................              935            (1,014)             (133)
Interest on tax deficiency ...................................................                0               800               900
Goodwill amortization ........................................................            5,678             1,365                 0
Other ........................................................................            3,114             3,618               779
                                                                                       --------------------------------------------
    Income tax expense (benefit) as reported .................................         $ 12,954           (10,356)           51,232
                                                                                       ============================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                     2000                     1999
                                                                                                   ---------------------------------
Deferred tax assets:
    Provision for post retirement benefits .......................................                 $  2,333                    2,286
    Allowance for uncollectible accounts .........................................                      929                      929
    Policy reserves ..............................................................                  284,790                  282,573
    Expense accruals .............................................................                   36,334                   19,948
    Other ........................................................................                    3,675                        0
                                                                                                   ---------------------------------
        Total deferred tax assets ................................................                  328,061                  305,736
                                                                                                   ---------------------------------
Deferred tax liabilities:
    Deferred acquisition costs ...................................................                  263,370                  219,869
    Net unrealized gain on investments ...........................................                    5,511                   25,701
    Value of business acquired ...................................................                   66,309                   73,627
    Other ........................................................................                    8,232                   37,895
                                                                                                   ---------------------------------
        Total deferred tax liabilities ...........................................                  343,422                  357,092
                                                                                                   ---------------------------------
Net deferred tax liability .......................................................                 $ 15,361                   51,356
                                                                                                   =================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries, with the exception of LifeUSA, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. LifeUSA is required to file as a stand-alone company for five filing periods subsequent to the Company's purchase of LifeUSA, pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries and USAllianz Securities, Inc., generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $16,051 , $57,121, and $30,808 in 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999 the Company had a tax payable (recoverable) to (from) AZOA of $8,904 and $(3,251), respectively.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

At December 31, 2000 and 1999, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $9,556 and $7,233, respectively. These amounts are for foreign taxes and LifeUSA taxes recoverable.

(9) RELATED PARTY TRANSACTIONS

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company reimbursed AZOA $4,729, $3,582, and $2,495 in 2000, 1999 and 1998,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $2,063 and $581 at December 31, 2000 and 1999, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $31, $902 and $1,291 in 2000, 1999 and 1998, respectively. The Company's liability for data center and other system support charges was $1,237 and $157 at December 31, 2000 and 1999, respectively.

(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $1,992, $2,025, and $756 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the Company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's compensation in the first year of service and 6% following the employee's first year anniversary. Employees continue to be fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has expensed $2,144, $980, and $868 in 2000, 1999 and 1998, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 2000 and 1999 was $6,573 and $6,532, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.

            Variable Life Prospectus   25
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all states effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The State of Minnesota has adopted Codification without exception. The Company has determined the impact of adopting the NAIC codification on their statutory financial statements will be an increase to statutory surplus of approximately $23.4.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                                Stockholder's equity                    Net income (loss)
                                                            -----------------------------------------------------------------------
                                                               2000             1999           2000           1999           1998
                                                               -----            -----          -----          -----          -----
Statutory basis .........................................   $   808,684        873,617         83,732         97,768         35,188
Adjustments:
    Change in reserve basis .............................      (369,066)      (378,706)       (91,992)       (80,952)         2,036
    Deferred acquisition costs ..........................       941,511        801,763        139,748       (129,412)         2,979
    Value of business acquired ..........................       189,454        210,363        (20,909)        (4,161)             0
    Goodwill ............................................       212,891        240,759        (15,390)        (6,373)             0
    Net deferred taxes ..................................       (15,361)       (51,356)        15,917         73,727         (2,822)
    Statutory asset valuation reserve ...................       112,830        254,613              0              0              0
    Statutory interest maintenance reserve ..............        44,537         53,847         (4,578)        (4,912)        14,361
    Modified coinsurance reinsurance ....................       (25,543)       (32,998)        28,558         35,552         29,595
    Unrealized (losses) gains on investments ............        76,760        (74,573)             0              0              0
    Nonadmitted assets ..................................        22,719          7,450              0              0              0
    Deferred income on reinsurance ......................      (166,503)      (186,888)             0              0              0
    Investment in subsidiaries ..........................      (190,543)      (119,719)             0              0              0
    Valuation allowance on mortgage loans ...............       (11,279)       (11,279)             0         (1,680)        (1,320)
    Loss from non-insurance subsidiaries ................             0              0         (7,510)       (11,714)          (618
    Other ...............................................       (15,627)       (39,813)       (21,542)        (9,380)        20,740
                                                            -----------------------------------------------------------------------
          As reported in the accompanying
              consolidated financial statements .........   $ 1,615,464      1,547,080        106,034        (41,537)       100,139
                                                            =======================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2000 and 1999 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $80,868 could be paid in 2001 without prior approval of the Commissioner of Commerce.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant, is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company's provision for benefits and expenses was $60,000, $5,500 and $25,000 in 2000, 1999 and 1998, respectively, related to this case. In the opinion of management, the reserves established sufficiently cover the company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company would be $44,600.

            Variable Life Prospectus   27
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(13) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                                                  2000          1999          1998
                                                                                                -----------------------------------
Beginning amount of cumulative translation adjustments ...................................      $(4,748)       (6,209)       (4,448)
                                                                                                -----------------------------------
Aggregate adjustment for the period resulting from translation adjustments ...............       (1,228)        2,248        (2,710)
Amount of income tax benefit (expense) for period related to aggregate adjustment ........          430          (787)          949
                                                                                                -----------------------------------
    Net aggregate translation included in equity .........................................         (798)        1,461        (1,761)
                                                                                                -----------------------------------
Ending amount of cumulative translation adjustments ......................................      $(5,546)       (4,748)       (6,209)
                                                                                                -----------------------------------
Canadian foreign exchange rate at end of year ............................................       0.6672        0.6924        0.6535
                                                                                                ===================================

                                       28
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                                  As of December 31
                                                     -----------------------------------------------------------------------------
                                                                                                                           Other
                                                       Deferred                                                            policy
                                                        policy                Future                                     claims and
                                                      acquisition             benefit                Unearned              benefits
                                                        costs                reserves                premiums              payable
                                                     -----------------------------------------------------------------------------
2000:
Life .......................................         $   246,785             2,045,746                 2,823               165,925
Annuities ..................................             690,254             9,007,312                     0                    25
Accident and health ........................               4,472                     0                46,084               746,589
                                                     -----------------------------------------------------------------------------
                                                     $   941,511            11,053,058                48,907               912,539
                                                     =============================================================================
1999:
Life .......................................         $   231,927             1,874,904                 3,049               116,569
Annuities ..................................             561,966             7,796,583                     0                 1,771
Accident and health ........................               7,870                     0                45,964               809,575
                                                     -----------------------------------------------------------------------------
                                                     $   801,763             9,671,487                49,013               927,915
                                                     =============================================================================
1998:
Life .......................................         $   217,262             1,445,844                 3,859                97,647
Annuities ..................................             694,388             3,588,491                     0                 1,727
Accident and health ........................              18,409                     0                49,919               671,472
                                                     -----------------------------------------------------------------------------
                                                     $   930,059             5,034,335                53,778               770,846
                                                     =============================================================================

            Variable Life Prospectus   29
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                          For the year ended December 31
                                                ------------------------------------------------------------------------------------
                                                  Premium                                               Net change
                                                  revenue                                                   in
                                                  and other            Net                                policy             Other
                                                  contract          investment                          acquisition        operating
                                               considerations         income           Benefits           costs (a)        expenses
                                               -------------------------------------------------------------------------------------
2000:
Life ...................................        $  389,226            43,563           329,805            (14,858)          156,021
Annuities ..............................           173,050           337,533           254,183           (128,288)          347,694
Accident and health ....................           448,983            22,803           356,783              3,398           161,542
                                               -------------------------------------------------------------------------------------
                                                $1,011,259           403,899           940,771           (139,748)          665,257
                                               =====================================================================================
1999:
Life ...................................        $  411,743            36,171           319,210            (14,665)          153,281
Annuities ..............................           143,838           216,554           168,451            133,268           166,715
Accident and health ....................           527,968            27,257           465,139             10,539           173,910
                                               -------------------------------------------------------------------------------------
                                                $1,083,549           279,982           952,800            129,142           493,906
                                               =====================================================================================
1998:
Life ...................................        $  375,055            34,731           306,318            (27,291)          141,705
Annuities ..............................           172,247           161,689           138,587             23,333           151,719
Accident and health ....................           506,451            23,877           393,601                979           161,128
                                               -------------------------------------------------------------------------------------
                                                $1,053,753           220,297           838,506             (2,979)          454,552
                                               =====================================================================================

(a)   See note 1 for total gross amortization.

APPENDIX A
--------------------------------------------------------------------------------


ILLUSTRATION OF POLICY VALUES

The following tables illustrate how Policy Account values, Net Cash Values and death benefits of a policy change based on the investment experience of the variable options. The illustrations are hypothetical and may not be used to project or predict investment results. The Policy Account values, Net Cash Values and death benefits in the tables take into account all charges and deductions against the policy. These tables assume that the cost of insurance rates for the policy are based on the current and guaranteed rates appropriate to the class shown. These tables also assume that a level annual premium of $1,200 was paid. These tables assume that the insured is in the most favorable male risk status, i.e., non-smoker. For insureds who are classified as smoker or less favorable risk status, the cost of insurance will be greater and the policy values will be less given the same assumed hypothetical gross annual investment rates of return. The cost of insurance will be less and the policy values will be greater for female insureds of comparable risk status. Some states require that the policies contain tables based upon unisex rates.

Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.


The values shown reflect the fact that the net investment return of the variable options is lower than the gross investment return on the assets held in the portfolios because of the charges assessed on amounts in the variable options. The daily investment advisory fee for the portfolios are assumed to be equal to an annual rate of 0.580% of the net assets of the portfolios (which is the average of the investment advisory fees assessed in 2000). The values also assume that each portfolio will incur operating expenses annually which are assumed to be 0.354% of the average net assets of the portfolio. This is the average in 2000. The variable options will be assessed for mortality and expense risks at a guaranteed annual rate not to exceed 0.90% (the current annual rate is 0.60%) of the average daily net assets of the variable option and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the variable option. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.67%, 4.23% and 10.13%.


We deduct an insurance risk premium for a policy month from the Policy Account values. The insurance risk premium rate is based on the sex (where permitted by state law), attained age and rate class of the insured.

Upon request, we will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed insured and for the Face Amount or premium requested.



                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                                  INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                             ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                             INITIAL DEATH BENEFIT OPTION: A

                                                                   CURRENT VALUES
                                    -----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                        6.00%                        12.00%
                                    -----------------------------------------------------------------------------------
 END                      ACCUM             NET      NET                 NET      NET                  NET       NET
 OF            ANNUAL    @ 5.00%  POLICY   CASH     DEATH     POLICY    CASH     DEATH     POLICY     CASH      DEATH
 YR.    AGE    PREMIUM   PREMIUM  ACCOUNT  VALUE   BENEFIT    ACCOUNT   VALUE   BENEFIT    ACCOUNT    VALUE    BENEFIT
-----------------------------------------------------------------------------------------------------------------------
  1     35      1,200     1,260      755      33   100,000       811       89   100,000      868       146     100,000
  2     36      1,200     2,583    1,669     887   100,000     1,834    1,052   100,000    2,006     1,224     100,000
  3     37      1,200     3,972    2,562   1,720   100,000     2,894    2,053   100,000    3,255     2,413     100,000
  4     38      1,200     5,431    3,434   2,583   100,000     3,995    3,143   100,000    4,625     3,773     100,000
  5     39      1,200     6,962    4,287   3,467   100,000     5,137    4,316   100,000    6,130     5,309     100,000

  6     40      1,200     8,570    5,117   4,346   100,000     6,318    5,547   100,000    7,778     7,007     100,000
  7     41      1,200    10,259    5,932   5,212   100,000     7,550    6,830   100,000    9,596     8,875     100,000
  8     42      1,200    12,032    6,726   6,056   100,000     8,827    8,157   100,000   11,592    10,922     100,000
  9     43      1,200    13,893    7,502   6,914   100,000    10,155    9,567   100,000   13,789    13,201     100,000
 10     44      1,200    15,848    8,261   7,755   100,000    11,530   11,030   100,000   16,265    15,760     100,000

 15     49      1,200    27,189   11,705  11,705   100,000    19,422   19,422   100,000   32,929    32,929     100,000
 20     54      1,200    41,663   14,308  14,308   100,000    28,790   28,790   100,000   59,793    59,793     100,000
 25     59      1,200    60,136   15,962  15,962   100,000    39,618   39,618   100,000  103,303   103,303     138,426
 30     64      1,200    83,713   15,773  15,773   100,000    52,086   52,086   100,000  172,801   172,801     210,818
 35     69      1,200   113,804   12,321  12,321   100,000    66,596   66,596   100,000  283,146   283,146     328,449


CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT,
WHICH ARE SUBJECT TO CHANGE.  THE CURRENT  MONTHLY  EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH
THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS  MADE BY THE
OWNER,  PREVAILING  INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE
DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN  AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,
BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE
COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL  RATES OF RETURN CAN BE ACHIEVED  FOR ANY ONE YEAR OR  SUSTAINED  OVER A
PERIOD OF TIME.



                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                                  INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                             ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                             INITIAL DEATH BENEFIT OPTION: A

                                                                  GUARANTEED VALUES
                                    -----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                        6.00%                        12.00%
                                    -----------------------------------------------------------------------------------
 END                      ACCUM             NET      NET                 NET      NET                  NET       NET
 OF            ANNUAL    @ 5.00%  POLICY   CASH     DEATH     POLICY    CASH     DEATH     POLICY     CASH      DEATH
 YR.    AGE    PREMIUM   PREMIUM  ACCOUNT  VALUE   BENEFIT    ACCOUNT   VALUE   BENEFIT    ACCOUNT    VALUE    BENEFIT
-----------------------------------------------------------------------------------------------------------------------
  1     35      1,200    1,260      745       23   100,000      801       79    100,000      857       135     100,000
  2     36      1,200    2,583    1,596      814   100,000    1,757      976    100,000    1,926     1,145     100,000
  3     37      1,200    3,972    2,419    1,578   100,000    2,741    1,900    100,000    3,090     2,249     100,000
  4     38      1,200    5,431    3,217    2,365   100,000    3,754    2,902    100,000    4,359     3,507     100,000
  5     39      1,200    6,962    3,989    3,169   100,000    4,797    3,976    100,000    5,742     4,922     100,000

  6     40      1,200    8,570    4,725    3,955   100,000    5,860    5,089    100,000    7,241     6,471     100,000
  7     41      1,200   10,259    5,437    4,717   100,000    6,956    6,235    100,000    8,880     8,159     100,000
  8     42      1,200   12,032    6,525    5,813   100,000    8,117    7,405    100,000   10,148     9,435     100,000
  9     43      1,200   13,893    6,759    6,171   100,000    9,219    8,631    100,000   12,599    12,011     100,000
 10     44      1,200   15,848    7,371    6,865   100,000   10,389    9,883    100,000   14,712    14,206     100,000

 15     49      1,200   27,189    9,922    9,922   100,000   16,656   16,656    100,000   28,592    28,592     100,000
 20     54      1,200   41,663   11,347   11,347   100,000   23,451   23,451    100,000   50,359    50,359     100,000
 25     59      1,200   60,136   11,029   11,029   100,000   30,391   30,391    100,000   85,242    85,242     114,225
 30     64      1,200   83,713    7,858    7,858   100,000   36,835   36,835    100,000  140,198   140,198     171,041
 35     69      1,200  113,804        0        0         0   41,490   41,490    100,000  225,281   225,281     261,326


GUARANTEED VALUES ARE BASED ON PROJECTED  INTEREST RATES AND GUARANTEED  EXPENSES AND COST OF INSURANCE  CHARGES.  THE
GUARANTEED MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS  MADE BY THE
OWNER,  PREVAILING  INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE
DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN  AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,
BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE
COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL  RATES OF RETURN CAN BE ACHIEVED  FOR ANY ONE YEAR OR  SUSTAINED  OVER A
PERIOD OF TIME.


                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                                  INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                             ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                             INITIAL DEATH BENEFIT OPTION: B

                                                                  CURRENT VALUES
                                    -----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                        6.00%                        12.00%
                                    -----------------------------------------------------------------------------------
 END                      ACCUM             NET      NET                 NET      NET                  NET       NET
 OF            ANNUAL    @ 5.00%  POLICY   CASH     DEATH     POLICY    CASH     DEATH     POLICY     CASH      DEATH
 YR.    AGE    PREMIUM   PREMIUM  ACCOUNT  VALUE   BENEFIT    ACCOUNT   VALUE   BENEFIT    ACCOUNT    VALUE    BENEFIT
-----------------------------------------------------------------------------------------------------------------------
  1     35      1,200    1,260      753       32   100,753      810       88    100,810      866       144     100,866
  2     36      1,200    2,583    1,664      882   101,664    1,829    1,047    101,829    2,001     1,219     102,001
  3     37      1,200    3,972    2,552    1,711   102,552    2,884    2,042    102,884    3,243     2,401     103,243
  4     38      1,200    5,431    3,419    2,567   103,419    3,976    3,125    103,976    4,603     3,751     104,603
  5     39      1,200    6,962    4,264    3,443   104,264    5,107    4,287    105,107    6,093     5,273     106,093

  6     40      1,200    8,570    5,083    4,312   105,083    6,274    5,504    106,274    7,722     6,952     107,722
  7     41      1,200   10,259    5,887    5,166   105,887    7,489    6,769    107,489    9,515     8,794     109,515
  8     42      1,200   12,032    6,991    6,279   106,991    8,673    7,961    108,673   10,812    10,099     110,812
  9     43      1,200   13,893    7,426    6,838   107,426   10,045    9,457    110,045   13,631    13,043     113,631
 10     44      1,200   15,848    8,167    7,661   108,167   11,395   10,889    111,395   16,044    15,538     116,044

 15     49      1,200   27,189   11,478   11,478   111,478   19,009   19,009    119,009   32,151    32,151     132,151
 20     54      1,200   41,663   13,818   13,818   113,818   27,711   27,711    127,711   57,323    57,323     157,323
 25     59      1,200   60,136   14,889   14,889   114,889   36,987   36,987    136,987   96,467    96,467     196,467
 30     64      1,200   83,713   13,805   13,805   113,805   45,989   45,989    145,989  157,122   157,122     257,122
 35     69      1,200  113,804    9,013    9,013   109,013   52,931   52,931    152,931  250,644   250,644     350,644


CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT,
WHICH ARE SUBJECT TO CHANGE.  THE CURRENT  MONTHLY  EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH
THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS  MADE BY THE
OWNER,  PREVAILING  INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE
DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN  AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,
BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE
COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL  RATES OF RETURN CAN BE ACHIEVED  FOR ANY ONE YEAR OR  SUSTAINED  OVER A
PERIOD OF TIME.


                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                                                                  INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                                                             ANNUAL PREMIUM: $1,200.00
SEX: MALE                                                                             INITIAL DEATH BENEFIT OPTION: B

                                                                  GUARANTEED VALUES
                                    -----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT           VALUES PROJECTED AT
                                           0.00%                        6.00%                        12.00%
                                    -----------------------------------------------------------------------------------
 END                      ACCUM             NET      NET                 NET      NET                  NET       NET
 OF            ANNUAL    @ 5.00%  POLICY   CASH     DEATH     POLICY    CASH     DEATH    POLICY      CASH      DEATH
 YR.    AGE    PREMIUM   PREMIUM  ACCOUNT  VALUE   BENEFIT    ACCOUNT   VALUE   BENEFIT   ACCOUNT     VALUE    BENEFIT
-----------------------------------------------------------------------------------------------------------------------
  1     35      1,200    1,260      743       22   100,743      799       77    100,799      855       134     100,855
  2     36      1,200    2,583    1,591      809   101,591    1,752      971    101,752    1,921     1,139     101,921
  3     37      1,200    3,972    2,410    1,568   102,410    2,730    1,889    102,730    3,078     2,236     103,078
  4     38      1,200    5,431    3,201    2,349   103,201    3,735    2,883    103,735    4,336     3,484     104,336
  5     39      1,200    6,962    3,964    3,144   103,964    4,766    3,945    104,766    5,705     4,884     105,705

  6     40      1,200    8,570    4,689    3,919   104,689    5,813    5,043    105,813    7,182     6,411     107,182
  7     41      1,200   10,259    5,388    4,667   105,388    6,889    6,169    106,889    8,792     8,071     108,792
  8     42      1,200   12,032    6,472    5,760   106,472    8,047    7,335    108,047   10,053     9,341     110,053
  9     43      1,200   13,893    6,674    6,086   106,674    9,095    8,507    109,095   12,421    11,833     112,421
 10     44      1,200   15,848    7,262    6,756   107,262   10,226    9,720    110,226   14,469    13,963     114,469

 15     49      1,200   27,189    9,642    9,642   109,642   16,144   16,144    116,144   27,652    27,652     127,652
 20     54      1,200   41,663   10,753   10,753   110,753   22,122   22,122    122,122   47,327    47,327     147,327
 25     59      1,200   60,136    9,914    9,914   109,914   27,248   27,248    127,248   76,299    76,299     176,299
 30     64      1,200   83,713    6,035    6,035   106,035   29,889   29,889    129,889  118,448   118,448     218,448
 35     69      1,200  113,804       0         0         0   26,970   26,970    126,970  178,697   178,697     278,697


GUARANTEED VALUES ARE BASED ON PROJECTED  INTEREST RATES AND GUARANTEED  EXPENSES AND COST OF INSURANCE  CHARGES.  THE
GUARANTEED MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS  MADE BY THE
OWNER,  PREVAILING  INTEREST RATES AND RATES OF INFLATION.  THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE
DIFFERENT THAN THOSE SHOWN IF THE ACTUAL  INVESTMENT  RATES OF RETURN  AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS,
BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE
COMPANY OR THE FUNDS THAT THESE  HYPOTHETICAL  RATES OF RETURN CAN BE ACHIEVED  FOR ANY ONE YEAR OR  SUSTAINED  OVER A
PERIOD OF TIME.

APPENDIX B
--------------------------------------------------------------------------------

PERFORMANCE

Allianz Life periodically advertises performance of the variable options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number, reflected in the chart below, reflects the deduction of the annual mortality and expense risk, administrative, and portfolio charges, but not the insurance risk, additional benefit rider, or surrender charges. If they were included performance would be lower. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying portfolios may also be advertised; see the fund prospectuses for more information.

Upon request, Allianz Life will accompany the returns of the variable options with an illustration as described in Appendix A. The illustration will show you how Policy Account Values, Net Cash Values and death benefits of your policy will change with the investment experience of the portfolios. The Policy Values, Cash Surrender Values and death benefits in the illustration will take into account all charges and deductions against the policy. The illustration is hypothetical and may not be used to project or predict investment results. It will be based on the attained age, sex (where permitted by state law) and rate class of the proposed insured for the Face Amount or premium requested.

Since the rates of return in the chart below do not reflect all charges, they are not illustrative of how actual investment performance will affect benefits under the policy. For a discussion of policy charges, please see section 4 - "Expenses."

Any performance advertised will be based on historical data. It does not guarantee future results of the investment options.


Total Return for the period ending December 31, 2000

==========================================================================================================================
                                             SEPARATE ACCOUNT
                                                 INCEPTION        ONE         THREE        FIVE        TEN        SINCE
VARIABLE OPTION                                    DATE           YEAR        YEARS        YEARS      YEARS     INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AZOA (ALLIANZ OF AMERICA, INC.)
  AZOA VIP Diversified Assets                   11/11/99          2.74%           NA          NA         NA        4.00%
  AZOA VIP Fixed Income                         11/11/99         10.88%           NA          NA         NA        7.17%
  AZOA VIP Growth                               11/11/99        -10.95%           NA          NA         NA       -3.81%
FRANKLIN TEMPLETON - CLASS 1 SHARES
  Franklin Global Communications Securities1     1/24/89        -33.35%        0.59%       6.35%      8.59%        9.44%
  Franklin Growth and Income Securities1         1/24/89         17.11%        8.11%      12.67%     12.72%       13.43%
  Franklin High Income                           1/24/89        -13.65%       -4.98%       1.43%      7.80%        5.99%
  Franklin Income Securities1                    1/24/89         18.88%        5.33%       8.45%     12.03%       10.21%
  Franklin Large Cap Growth Securities1           5/1/96          4.96%       17.87%          NA         NA       18.08%
  Franklin Real Estate1/2                        1/24/89         30.96%        0.24%       9.73%     12.68%        9.83%
  Franklin Rising Dividends Securities1          1/27/92         20.15%        4.55%      13.21%         NA       10.20%
  Franklin S&P 500 Index1                       11/11/99         -9.15%           NA          NA         NA       -4.25%
  Franklin Small Cap1                           11/01/95        -15.24%       17.65%      19.44%         NA       19.11%
  Franklin U.S. Government                       3/14/89         10.99%        5.18%       5.36%      6.92%        7.71%
  Franklin Value Securities1                      5/1/98         24.30%           NA          NA         NA       -1.06%
  Franklin Zero Coupon - 2005                    3/14/89         11.72%        5.24%       4.94%      9.06%       10.18%
  Franklin Zero Coupon - 2010                    3/14/89         17.83%        5.25%       5.43%     10.24%       11.50%
  Mutual Discovery Securities1                  11/08/96          9.62%        8.29%          NA         NA       10.85%
  Mutual Shares Securities1                     11/08/96         12.77%        8.04%          NA         NA       10.68%
  Templeton Developing Markets Securities1/3      3/4/96        -30.03%       -5.81%      -1.79%         NA       -2.41%
  Templeton Growth Securities1                   3/15/94          0.98%        9.48%      12.21%         NA       11.13%
  Templeton International Securities1/3           5/1/92         -5.63%        7.51%      10.95%         NA        9.69%
PRUDENTIAL
  SP Jennison International Growth*             12/15/00             NA           NA          NA         NA       -0.39%
  SP Strategic Partners Focused Growth*         12/15/00             NA           NA          NA         NA       -5.12%

*    For funds which have existed less than one year, standard cumulative total returns since inception are shown.

1    Ongoing stock market volatility can dramatically  change the funds' short-term  performance;  current results may differ.
2    These returns  reflect  periods of rapidly  rising stock  markets and such gains may not  continue.
3    Performance  prior to the 5/1/00 merger reflects the historical  performance of the Templeton Developing Markets and
     International investment options.

     There is no performance shown for the USAZ Alger American Growth, USAZ Alger Growth, USAZ Van Kampen Aggressive Growth,
     USAZ Van Kampen Comstock, USAZ Van Kampen Growth and Income, USAZ Van Kampen Growth and Van Kampen LIT Emerging
     Growth investment options because they were first offered under this policy as of May 1, 2001.

     There is no performance shown for the USAZ Alliance Capital Growth and Income, USAZ Alliance Capital Large Cap Growth,
     USAZ Alliance Capital Technology, AZOA VIP Global Opportunities, AZOA VIP Money Market, USAZ Templeton Developed Markets,
     PIMCO VIT High Yield Bond, PIMCO VIT StocksPLUS Growth and Income, PIMCO VIT Total Return Bond, USAZ PIMCO Growth and Income,
     USAZ PIMCO Renaissance and the USAZ PIMCO Value investment options because they were first offered under this policy as of
     November 5, 2001.

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                 REPRESENTATION

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therin.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of 34 pages

Undertakings to File Reports

The signatures

Written  consents  of  the  following  persons:  Counsel,  Actuary,  Independent
Auditors

The following exhibits:


A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.  Resolution of the Board of Directors of the Company (4)
     2.  Not Applicable
     3.  a. Principal Underwriter Agreement (5)
     3.  b. Selling Agreement (7)
     4.  Not Applicable
     5.  Individual Variable Life Insurance Policy (3)
         i. Individual Variable Life Insurance Policy Endorsements (4)
     6.  a. Copy of Articles of  Incorporation of the Company (4)
     6.  b. Copy of the Bylaws of the  Company (4)
     7.  Not Applicable
     8.  Not Applicable
     9.  a. Administrative  Agreement  (filed  confidentially) (2)
     9.  b. (1)   Form  of  Fund  Participation  Agreement between AIM Variable
                  Insurance Funds, Inc.,Allianz Life Insurance Company of North
                  America and NALAC Financial Plans LLC(6)
            (2)   Form of Fund Participation  Agreement between  Alger American
                  Fund,  Allianz  Life Insurance Company of  North  America and
                  Fred Alger and Company(6)
            (3)   Form  of   Fund  Participation  Agreement  between  USAllianz
                  Variable  Insurance  Products  Trust,  Allianz Life Insurance
                  Company of  North  America and  BISYS  Fund  Services Limited
                  Partnership(6)
            (4)   Form of Fund Participation Agreement between Franklin
                  Templeton Variable Insurance Products Trust, Templeton
                  Variable Products Series Fund, Franklin Templeton
                  Distributors, Inc., and Allianz Life Insurance Company of
                  North America(8)
            (5)   Form of Fund Participation Agreement between The Prudential
                  Series Fund, Inc., The Prudential Insurance Company of
                  America, Prudential Investment Management Services LLC and
                  Allianz Life Insurance Company of North America(8)
            (6)   Form of Fund Participation Agreement between Van Kampen Life
                  Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
                  Management Inc. and Allianz Life Insurance Company of North
                  America(8)
            (7)   Form of Fund Participation Agreement between Van Kampen Life
                  Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
                  Management Inc. and Allianz Life Insurance Company of North
                  America
            (8)   Form of Fund Participation Agreement between Van Kampen
                  Funds, Inc., and USAllianz Investor Services, LLC
            (9)   Form of Fund Participation Agreement between USAllianz
                  Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc.
           (10)   Form of Fund Participation Agreement between USAllianz
                  Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation.
           (11)   Form of Fund Participation Agreement between USAllianz
                  Advisers, LLC, USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc.
           (12)   Form of Fund Participation Agreement between USAllianz
                  Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P.
           (13)   Form of Fund Participation Agreement between USAllianz
                  Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P.
           (14)   Form of Fund Participation Agreement between USAllianz
                  Advisers, LLC,USAllianz Variable Insurance Products Trust and
                  Templeton Investment Counsel,LLC.
    10.  Application for Individual Variable Life Insurance Policy (3)
    12.  Memorandum of Exchange Rights(1)
    13.  Powers of Attorney
    27.  Not Applicable

B.  Opinion and Consent of Counsel

C.  Consent of Actuary

D.  Independent Auditors' Consent


(1) Incorporated by reference to Registrant's Form N-8 B-2.
(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 24, 1996.
(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 30, 1997.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 29, 1998.
(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 16 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on November 12, 1999.
(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 17 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 28, 2000.
(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 18 to Form S-6, File Nos. 33-11158 and 811-4965 as electronically filed on
    April 27, 2001.




                                 REPRESENTATIONS


     1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

     2. Registrant represents that the level of the risk charge is within the range of industry practice for comparable flexible contracts.

     3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

         Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request a copy of the memorandum.

     4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangements of the Variable Account will benefit the Variable Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

     5. Registrant represents that the Variable Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b_1 to finance distribution expenses.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 31st day of October, 2001.


                                          ALLIANZ LIFE
                                          VARIABLE ACCOUNT A
                                          (Registrant)



                                     By:  ALLIANZ LIFE INSURANCE COMPANY
                                          OF NORTH AMERICA
                                          (Depositor)




                                     By:  /S/ STEWART GREGG
                                          ---------------------------
                                          Stewart Gregg



Attest:/S/ STEVEN A. FRIEDMAN
       ------------------------







Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*        Chairman of the Board                   10/31/2001
Lowell C. Anderson                                                     Date

Robert W. MacDonald*       Director and                            10/31/2001
Robert W. MacDonald        Chief Executive Officer                     Date

Margery G. Hughes*         President and                           10/31/2001
Margery G. Hughes          Chief Administrative Officer                Date

Mark A. Zesbaugh*          Senior Vice President and               10/31/2001
Mark A. Zesbaugh           Chief Financial Officer                     Date

Herbert F. Hansmeyer*      Director                                10/31/2001
Herbert F. Hansmeyer                                                   Date

Michael P. Sullivan*       Director                                10/31/2001
Michael P. Sullivan                                                    Date

Dr. Gerhard G. Rupprecht*  Director                                10/31/2001
Dr. Gerhard G. Rupprecht                                               Date

Rev. Dennis J. Dease*      Director                                10/31/2001
Rev. Dennis J. Dease                                                   Date

James R. Campbell*         Director                                10/31/2001
James R. Campbell                                                      Date

Robert M. Kimmitt*         Director                                10/31/2001
Robert M. Kimmitt                                                      Date

                              *By Power of Attorney


                               By:/S/ STEWART GREGG
                                  --------------------------------
                                      Stewart Gregg
                                        Attorney-in-Fact

                                    EXHIBITS

                                       TO


                     POST-EFFECTIVE AMENDMENT NO. 19


                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS



Exhibit
-------

EX-99.A.9.b.(7)   Form of Fund Participation Agreement-Van Kampen

EX-99.A.9.b.(8)   Form of Fund Participation Agreement-Van Kampen 12b-1

EX-99.A.9.b.(9)   Form of Fund Participation Agreement-Van Kampen Sub-Adv

EX-99.A.9.b.(10)  Form of Fund Participation Agreement-Van Kampen Sub-Adv

EX-99.A.9.b.(11)  Form of Fund Participation Agreement-Van Kampen Interim

EX-99.A.9.b.(12)  Form of Fund Participation Agreement-Alliance Sub-Adv

EX-99.A.9.b.(13)  Form of Fund Participation Agreement-PIMCO Sub-Adv

EX-99.A.9.b.(14)  Form of Fund Participation Agreement-Templeton Sub-Adv

EX-99.A13       Powers of Attorney

EX-99.B         Opinion and Consent of Counsel

EX-99.C         Consent of Actuary

EX-99.D         Independent Auditors' Consent